UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-08200

        Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 930

           Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Linda Giuffré, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 930

           Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Aggressive Investors 1 Fund

BRAGX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Aggressive Investors 1 Fund	$48	0.92%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$213,576,291
# of Portfolio Holdings	94
Portfolio Turnover Rate	36%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.81%
Money Market Fund	0.18%
Other Assets in Excess of Liabilities	0.01%

Top Ten Holdings (% of Net Assets)

NVIDIA Corp.	5.25%
Microsoft Corp.	4.64%
Apple, Inc.	3.18%
Alphabet, Inc., Class A	2.99%
Palantir Technologies, Inc., Class A	1.97%
Lumentum Holdings, Inc.	1.90%
Amazon.com, Inc.	1.86%
Synchrony Financial	1.54%
Broadcom, Inc.	1.51%
Booking Holdings, Inc.	1.50%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	1.72%
Consumer Staples	2.43%
Utilities	2.55%
Energy	2.81%
Communication Services	4.85%
Industrials	7.49%
Consumer Discretionary	10.07%
Health Care	14.01%
Financials	19.95%
Information Technology	34.12%

Aggressive Investors 1 Fund

Semi - Annual Shareholder Report - December 31, 2025

BRAGX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Fund

BRUSX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Fund	$64	1.20%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$90,467,859
# of Portfolio Holdings	216
Portfolio Turnover Rate	36%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.60%
Preferred Stock	0.00%
Rights	0.00%
Money Market Fund	0.46%
Investments Purchased With Cash Proceeds From Securities Lending	8.34%
Liabilities in Excess of Other Assets	-8.40%

Top Ten Holdings (% of Net Assets)

Eventbrite, Inc., Class A	2.38%
ON24, Inc.	2.05%
Zumiez, Inc.	2.01%
Ranger Energy Services, Inc., Class A	1.95%
Douglas Elliman, Inc.	1.75%
Movado Group, Inc.	1.72%
CS Disco, Inc.	1.66%
Sagimet Biosciences, Inc., Class A	1.60%
Civeo Corp.	1.53%
Rimini Street, Inc.	1.52%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.57%
Materials	2.26%
Consumer Staples	3.56%
Communication Services	5.25%
Energy	6.91%
Industrials	10.05%
Information Technology	11.61%
Consumer Discretionary	12.45%
Financials	14.57%
Health Care	30.77%

Ultra-Small Company Fund

Semi - Annual Shareholder Report - December 31, 2025

BRUSX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Market Fund

BRSIX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Market Fund	$43	0.75%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$127,063,540
# of Portfolio Holdings	551
Portfolio Turnover Rate	21%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.71%
Rights	0.00%
Money Market Fund	0.29%
Investments Purchased With Cash Proceeds From Securities Lending	10.44%
Liabilities in Excess of Other Assets	-10.44%

Top Ten Holdings (% of Net Assets)

Terns Pharmaceuticals, Inc.	0.99%
Frequency Electronics, Inc.	0.91%
Kodiak Sciences, Inc.	0.89%
Olema Pharmaceuticals, Inc.	0.80%
Omeros Corp.	0.72%
Envela Corp.	0.71%
Alto Neuroscience, Inc.	0.70%
AXT, Inc.	0.68%
T1 Energy, Inc.	0.66%
Idaho Strategic Resources, Inc.	0.63%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.63%
Real Estate	1.63%
Communication Services	3.01%
Materials	4.07%
Energy	4.64%
Industrials	11.56%
Information Technology	11.63%
Consumer Discretionary	11.89%
Financials	15.44%
Health Care	33.50%

Ultra-Small Company Market Fund

Semi - Annual Shareholder Report - December 31, 2025

BRSIX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Small-Cap Value Fund

BRSVX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Small-Cap Value Fund	$50	0.94%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$320,103,777
# of Portfolio Holdings	159
Portfolio Turnover Rate	41%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.63%
Money Market Fund	0.55%
Liabilities in Excess of Other Assets	-0.18%

Top Ten Holdings (% of Net Assets)

Commercial Metals Co.	1.32%
Axos Financial, Inc.	1.23%
Garrett Motion, Inc.	1.20%
Hancock Whitney Corp.	1.19%
WSFS Financial Corp.	1.16%
Bread Financial Holdings, Inc.	1.09%
Magnolia Oil & Gas Corp., Class A	1.06%
SkyWest, Inc.	1.05%
Deluxe Corp.	1.04%
NetScout Systems, Inc.	1.02%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	4.77%
Materials	2.80%
Utilities	4.80%
Real Estate	6.47%
Energy	7.17%
Health Care	8.98%
Information Technology	9.42%
Industrials	11.01%
Consumer Discretionary	13.93%
Financials	30.65%

Small-Cap Value Fund

Semi - Annual Shareholder Report - December 31, 2025

BRSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Omni Small-Cap Value Fund

BOSVX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Omni Small-Cap Value Fund	$26	0.47%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$1,147,132,612
# of Portfolio Holdings	593
Portfolio Turnover Rate	17%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.73%
Preferred Stock	0.00%
Rights	0.00%
Money Market Fund	0.20%
Investments Purchased With Cash Proceeds From Securities Lending	0.38%
Liabilities in Excess of Other Assets	-0.31%

Top Ten Holdings (% of Net Assets)

Victoria's Secret & Co.	1.10%
Sphere Entertainment Co.	1.00%
Peabody Energy Corp.	0.94%
Viasat, Inc.	0.93%
Enova International, Inc.	0.92%
Dana, Inc.	0.91%
Tutor Perini Corp.	0.87%
Signet Jewelers, Ltd.	0.77%
SiriusPoint, Ltd.	0.76%
Phinia, Inc.	0.76%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	0.83%
Information Technology	3.57%
Communication Services	3.99%
Health Care	4.38%
Consumer Staples	4.51%
Materials	5.39%
Industrials	13.28%
Energy	14.00%
Consumer Discretionary	15.01%
Financials	35.04%

Omni Small-Cap Value Fund

Semi - Annual Shareholder Report - December 31, 2025

BOSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Global Opportunities Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Global Opportunities Fund

BRGOX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Global Opportunities Fund	$80	1.50%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$36,748,107
# of Portfolio Holdings - Long	278
# of Portfolio Holdings - Short	327
Portfolio Turnover Rate	-%Footnote Reference*
Footnote	Description
Footnote*	There were no long-term transactions for the period ended December 31, 2025.

What did the Fund invest in?

Top Sector Weightings (Notional exposure % of Net Assets)

	Long	Short
Real Estate	2.37%	4.12%
Communication Services	3.93%	5.86%
Utilities	4.16%	2.98%
Energy	5.28%	2.77%
Health Care	6.51%	4.46%
Consumer Staples	6.69%	7.87%
Consumer Discretionary	10.31%	11.53%
Information Technology	13.11%	12.71%
Materials	13.65%	10.46%
Financials	16.73%	15.00%
Industrials	17.80%	17.02%

Top Country Weightings (Notional exposure % of Net Assets)

	Long	Short
Other Countries	40.91%	37.42%
Brazil	5.04%	4.09%
Australia	5.14%	6.57%
United Kingdom	5.69%	4.52%
Taiwan	5.79%	5.79%
Japan	6.29%	7.02%
Canada	6.46%	7.01%
South Korea - Republic of Korea	6.89%	5.66%
United States	8.03%	8.02%
China	10.29%	8.66%

Global Opportunities Fund

Semi - Annual Shareholder Report - December 31, 2025

BRGOX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual financial statements are attached herewith.

A no-load mutual fund family

Financial Statements and Other information December 31, 2025 (Unaudited)

AGGRESSIVE INVESTORS 1	BRAGX

ULTRA-SMALL COMPANY	BRUSX

(Open to Existing Investors — Direct Only)

ULTRA-SMALL COMPANY MARKET	BRSIX

SMALL-CAP VALUE	BRSVX

OMNI SMALL-CAP VALUE	BOSVX

GLOBAL OPPORTUNITIES	BRGOX

bridgewayfunds.com

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

COMMON STOCKS - 99.81%

Communication Services - 4.85%
Alphabet, Inc., Class A	20,400	$6,385,200
Comcast Corp., Class A	58,000	1,733,620
Meta Platforms, Inc., Class A	3,400	2,244,306

		10,363,126

Consumer Discretionary - 10.07%
Airbnb, Inc., Class A*	10,000	1,357,200
Amazon.com, Inc.*	17,200	3,970,104
Booking Holdings, Inc.	600	3,213,198
eBay, Inc.	25,000	2,177,500
Expedia Group, Inc.	7,800	2,209,818
General Motors Co.	31,300	2,545,316
O’Reilly Automotive, Inc.*	21,000	1,915,410
Somnigroup International, Inc.	18,000	1,607,040
Tapestry, Inc.	9,800	1,252,146
Wayfair, Inc., Class A*+	12,500	1,255,125

		21,502,857

Consumer Staples - 2.43%
Celsius Holdings, Inc.*	35,000	1,600,900
Costco Wholesale Corp.	1,867	1,609,989
Maplebear, Inc.*	44,000	1,979,120

		5,190,009

Energy - 2.81%
Devon Energy Corp.	60,000	2,197,800
EOG Resources, Inc.	14,000	1,470,140
Valero Energy Corp.	14,400	2,344,176

		6,012,116

Financials - 19.95%
American Express Co.	7,000	2,589,650
Ameriprise Financial, Inc.	3,400	1,667,156
Arch Capital Group, Ltd.*	10,000	959,200
Charles Schwab Corp. (The)	23,200	2,317,912
Citizens Financial Group, Inc.	40,800	2,383,128
East West Bancorp, Inc.	12,300	1,382,397
Equitable Holdings, Inc.	35,000	1,667,750
Fifth Third Bancorp+	23,800	1,114,078
First Horizon Corp.	52,000	1,242,800
Globe Life, Inc.	11,700	1,636,362
Goldman Sachs Group, Inc. (The)	3,000	2,637,000
Hartford Insurance Group, Inc. (The)	13,300	1,832,740

Industry Company	Shares	Value

Financials (continued)
Interactive Brokers Group, Inc., Class A	32,000	$2,057,920
KeyCorp.	70,000	1,444,800
LPL Financial Holdings, Inc.	3,300	1,178,661
M&T Bank Corp.	10,500	2,115,540
Prudential Financial, Inc.	10,600	1,196,528
Regions Financial Corp.	40,000	1,084,000
RenaissanceRe Holdings, Ltd.+	7,000	1,968,120
Robinhood Markets, Inc., Class A*	15,000	1,696,500
Royal Bank of Canada	10,000	1,704,900
SoFi Technologies, Inc.*+	50,000	1,309,000
Synchrony Financial	39,300	3,278,799
U.S. Bancorp	40,000	2,134,400

		42,599,341

Health Care - 14.01%
Alnylam Pharmaceuticals, Inc.*	4,700	1,868,955
Bristol-Myers Squibb Co.	32,000	1,726,080
Cardinal Health, Inc.	13,200	2,712,600
Cencora, Inc.	6,000	2,026,500
Exelixis, Inc.*	65,000	2,848,950
HCA Healthcare, Inc.	4,500	2,100,870
IDEXX Laboratories, Inc.*	3,000	2,029,590
Illumina, Inc.*	21,300	2,793,708
Incyte Corp.*	15,000	1,481,550
Medpace Holdings, Inc.*	4,200	2,358,930
Merck & Co., Inc.	26,400	2,778,864
Tenet Healthcare Corp.*	12,000	2,384,640
United Therapeutics Corp.*	3,000	1,461,750
Veeva Systems, Inc., Class A*	6,000	1,339,380

		29,912,367

Industrials - 7.49%
Automatic Data Processing, Inc.	8,500	2,186,455
BWX Technologies, Inc.+	12,000	2,074,080
Comfort Systems USA, Inc.	2,300	2,146,567
Delta Air Lines, Inc.	40,000	2,776,000
EMCOR Group, Inc.	3,500	2,141,265
MasTec, Inc.*	11,500	2,499,755

2	Semi-Annual Report | December 31, 2025 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value
Common Stocks (continued)
Industrials (continued)
United Airlines Holdings, Inc.*	19,500	$2,180,490

		16,004,612

Information Technology - 34.12%
Adobe, Inc.*	4,600	1,609,954
Amphenol Corp., Class A	18,000	2,432,520
Apple, Inc.	25,000	6,796,500
Applied Materials, Inc.	8,000	2,055,920
AppLovin Corp., Class A*	3,600	2,425,752
Arista Networks, Inc.*	8,500	1,113,755
Astera Labs, Inc.*	12,000	1,996,320
Broadcom, Inc.	9,300	3,218,730
Check Point Software Technologies, Ltd.*	13,000	2,412,280
F5, Inc.*	6,500	1,659,190
Gen Digital, Inc.	35,000	951,650
Hewlett Packard Enterprise Co.	50,000	1,201,000
HP, Inc.	50,000	1,114,000
Jabil, Inc.	8,000	1,824,160
Lam Research Corp.	15,000	2,567,700
Lumentum Holdings, Inc.*+	11,000	4,054,490
Microsoft Corp.	20,500	9,914,210
Monolithic Power Systems, Inc.	1,200	1,087,632
NetApp, Inc.	21,100	2,259,599
NVIDIA Corp.	60,096	11,207,904
Palantir Technologies, Inc., Class A*	23,700	4,212,675
Salesforce, Inc.	6,400	1,695,424
Skyworks Solutions, Inc.	28,000	1,775,480
Twilio, Inc., Class A*	10,000	1,422,400
VeriSign, Inc.	7,700	1,870,715

		72,879,960

Materials - 1.53%
CF Industries Holdings, Inc.	25,700	1,987,638
Linde PLC	3,000	1,279,170

		3,266,808

Utilities - 2.55%
NRG Energy, Inc.	19,500	3,105,180

Industry Company	Shares	Value

Utilities (continued)
Vistra Corp.	14,500	$2,339,285

		5,444,465

TOTAL COMMON STOCKS - 99.81%		213,175,661

(Cost $149,658,179)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.18%
Fidelity Investments Money Market Government Portfolio Class I	3.67%	382,314	382,314

TOTAL MONEY MARKET FUND - 0.18%			382,314

(Cost $382,314)

TOTAL INVESTMENTS - 99.99%			$213,557,975
(Cost $150,040,493)
Other Assets in Excess of Liabilities - 0.01%			18,316

NET ASSETS - 100.00%			$213,576,291

*	Non-income producing security.
^	Rate disclosed as of December 31, 2025.
+

This security or a portion of the security is out on loan as of December 31, 2025. Total loaned securities had a value of $7,807,272 as of December 31, 2025. See Note 2 for disclosure of cash and non-cash collateral.

PLC - Public Limited Company

bridgewayfunds.com	3

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2025:

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$213,175,661	$–	$–	$213,175,661
Money Market Fund	382,314	–	–	382,314

TOTAL	$213,557,975	$–	$–	$213,557,975

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

4	Semi-Annual Report | December 31, 2025 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

COMMON STOCKS - 99.60%
Communication Services - 5.25%
AMC Networks, Inc., Class A*	109,834	$1,045,619
Eventbrite, Inc., Class A*	483,000	2,149,350
EW Scripps Co. (The), Class A*	40,000	159,600
iHeartMedia, Inc., Class A*	214,281	891,409
Playstudios, Inc.*	198,500	129,323
Skillz, Inc.*+	13,700	59,047
TrueCar, Inc.*	64,500	145,770
Vivid Seats, Inc., Class A*+	16,000	115,360
Zedge, Inc., Class B	16,700	54,776

		4,750,254

Consumer Discretionary - 12.45%
1stdibs.com, Inc.*	110,400	661,296
Allbirds, Inc., Class A*+	34,931	143,217
AMCON Distributing Co.	2,180	229,990
Aterian, Inc.*	32,460	22,569
BARK, Inc.*	248,200	149,541
Bassett Furniture Industries, Inc.	11,198	187,678
Beachbody Co., Inc. (The)*	6,109	63,289
Cato Corp. (The), Class A*	69,710	215,404
Citi Trends, Inc.*	9,300	386,508
Designer Brands, Inc., Class A+	100,000	743,000
Destination XL Group, Inc.*	97,000	89,192
Duluth Holdings, Inc., Class B*	58,800	122,304
Educational Development Corp.*	21,586	28,494
Envela Corp.*	25,000	334,500
Fossil Group, Inc.*+	297,400	1,118,224
Genesco, Inc.*	19,000	470,630
GrowGeneration Corp.*	50,801	76,202
J Jill, Inc.	5,759	79,014
JAKKS Pacific, Inc.	30,272	510,991
Lulu’s Fashion Lounge Holdings, Inc.*	11,500	60,030
Movado Group, Inc.	75,453	1,555,841
Nerdy, Inc.*+	77,400	80,496
OneWater Marine, Inc., Class A*+	5,900	63,838
Rocky Brands, Inc.	23,500	689,255
Sportsman’s Warehouse Holdings, Inc.*	198,900	290,394

Industry Company	Shares	Value

Consumer Discretionary (continued)
Stoneridge, Inc.*	43,100	$249,549
Strattec Security Corp.*	3,500	266,490
Universal Electronics, Inc.*	54,045	195,102
Vera Bradley, Inc.*	150,120	363,290
Zumiez, Inc.*	69,639	1,814,096

		11,260,424

Consumer Staples - 3.56%
Beauty Health Co. (The)*+	473,232	657,792
Farmer Bros Co.*	39,547	57,739
Lifevantage Corp.+	31,906	196,541
Mama’s Creations, Inc.*+	10,000	134,900
Mannatech, Inc.*+	23,388	192,951
Medifast, Inc.*+	40,900	436,812
Natural Health Trends Corp.+	22,600	69,834
Nature’s Sunshine Products, Inc.*	16,000	345,280
Nu Skin Enterprises, Inc., Class A	98,000	942,760
Zevia PBC, Class A*	81,100	188,152

		3,222,761

Energy - 6.91%
California Resources Corp.	17,641	788,729
DMC Global, Inc.*	124,997	836,230
Epsilon Energy, Ltd.	225,397	1,045,842
Forum Energy Technologies, Inc.*	27,739	1,024,956
Gran Tierra Energy, Inc.*+	159,793	677,523
Ranger Energy Services, Inc., Class A	125,890	1,759,942
Smart Sand, Inc.	30,618	122,472

		6,255,694

Financials - 14.57%
ACRES Commercial
Realty Corp.*+	3,800	81,092
Atlantic American Corp.	65,035	184,049
C&F Financial Corp.	1,100	79,849
CF Bankshares, Inc.	9,000	224,550
Citizens Community Bancorp, Inc.	26,599	473,994
Consumer Portfolio Services, Inc.*+	38,859	362,554

bridgewayfunds.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Farmers & Merchants Bancorp, Inc.	2,000	$49,440
Finward Bancorp	4,631	162,965
Finwise Bancorp*	8,152	146,247
First Bancorp, Inc. (The)	4,000	105,760
First Capital, Inc.	1,400	82,880
First Community Corp.	7,637	226,437
First Western Financial, Inc.*	20,831	558,479
Franklin Financial Services Corp.	4,000	200,800
FS Bancorp, Inc.	4,471	184,071
FVCBankcorp, Inc.	42,365	589,297
Investar Holding Corp.	16,865	450,633
James River Group Holdings, Inc.	30,800	195,888
Katapult Holdings, Inc.*+	8,000	51,680
Kingstone Cos., Inc.+	21,100	355,113
MainStreet Bancshares, Inc.	9,000	183,240
Manhattan Bridge Capital, Inc.	19,516	90,749
MVB Financial Corp.+	50,100	1,294,083
Oak Valley Bancorp	35,664	1,072,060
Ohio Valley Banc Corp.	1,900	75,962
OP Bancorp	37,050	523,146
Parke Bancorp, Inc.	11,568	289,663
Paysign, Inc.*	88,670	456,650
Peoples Bancorp of North Carolina, Inc.	7,200	260,640
Princeton Bancorp, Inc.	7,212	250,184
RBB Bancorp	10,000	206,400
Security National Financial Corp., Class A*+	103,102	928,949
Selectquote, Inc.*	215,982	304,535
Siebert Financial Corp.*+	64,060	224,851
Timberland Bancorp, Inc.	23,971	858,162
TPG Mortgage Investment Trust, Inc.	104,126	887,154
Virginia National Bankshares Corp.	8,208	327,089
Waterstone Financial, Inc.	11,146	184,466

		13,183,761

Health Care - 30.77%
Aclaris Therapeutics,
Inc.*	150,000	451,500
Acme United Corp.+	10,453	421,360
Acumen Pharmaceuticals, Inc.*	75,000	158,250

Industry Company	Shares	Value

Health Care (continued)
Adicet Bio, Inc.*	50,644	$426,420
Alto Neuroscience, Inc.*	23,553	419,243
ALX Oncology Holdings, Inc.*	15,072	17,031
American Shared Hospital Services*	64,996	137,142
American Well Corp., Class A*	72,989	358,376
Atara Biotherapeutics, Inc.*	18,691	338,120
Atea Pharmaceuticals, Inc.*+	28,300	101,031
Avita Medical, Inc.*+	118,004	407,114
BioAge Labs, Inc.*+	25,000	330,750
Biote Corp., Class A*	53,358	138,731
Black Diamond Therapeutics, Inc.*	75,000	182,250
CareCloud, Inc.*	65,000	189,800
ClearPoint Neuro, Inc.*+	51,992	711,251
Climb Bio, Inc.*+	50,000	200,000
Coherus Oncology, Inc.*	291,000	413,220
Contineum Therapeutics, Inc., Class A*+	22,380	255,803
Cumberland Pharmaceuticals, Inc.*	137,268	546,327
Design Therapeutics, Inc.*	25,000	234,500
DocGo, Inc.*	221,000	193,994
Electromed, Inc.*	46,463	1,353,003
Eton Pharmaceuticals, Inc.*+	71,070	1,201,794
Exagen, Inc.*	44,400	269,952
Fennec Pharmaceuticals, Inc.*	83,005	639,138
Fortress Biotech, Inc.*+	182,368	667,467
Heron Therapeutics, Inc.*+	242,000	314,600
ImageneBio, Inc.*	4,258	29,380
Immuneering Corp., Class A*+	60,000	394,800
Inogen, Inc.*	75,551	507,703
Inovio Pharmaceuticals, Inc.*+	173,000	301,020
Ironwood Pharmaceuticals, Inc.*	135,993	458,296
Karyopharm Therapeutics, Inc.*	49,873	367,065
Kewaunee Scientific Corp.*	5,600	209,496
Kezar Life Sciences, Inc.*	51,638	324,803
KORU Medical Systems, Inc.*	45,305	263,222

6	Semi-Annual Report | December 31, 2025 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Kyverna Therapeutics, Inc.*+	112,000	$1,052,800
Metagenomi, Inc.*+	327,100	529,902
Microbot Medical, Inc.*+	111,000	222,000
MindWalk Holdings Corp.*	50,000	91,000
Neuphoria Therapeutics, Inc.*	14,750	57,230
Niagen Bioscience, Inc.*	67,179	427,258
OptimizeRx Corp.*+	69,029	846,296
OraSure Technologies, Inc.*	279,773	677,051
Owlet, Inc.*	38,115	617,082
Pliant Therapeutics, Inc.*	239,230	291,861
PMV Pharmaceuticals, Inc.*	331,453	414,316
Precision BioSciences, Inc.*+	61,901	257,508
Puma Biotechnology, Inc.*	173,000	1,029,350
Rigel Pharmaceuticals, Inc.*	12,520	536,232
Sagimet Biosciences, Inc., Class A*	244,541	1,447,683
SANUWAVE Health, Inc.*	29,279	873,685
Seer, Inc.*	480,043	878,479
Spectral AI, Inc.*+	199,000	282,580
Stereotaxis, Inc.*	80,075	184,172
Tenax Therapeutics, Inc.*	44,900	547,331
Ventyx Biosciences, Inc.*	130,000	1,173,900
Viemed Healthcare, Inc.*	34,000	252,620
Whitehawk Therapeutics, Inc.*	215,284	520,987
XBiotech, Inc.*	30,000	71,700
Zura Bio, Ltd.*+	117,995	618,294

		27,835,269

Industrials - 10.05%
Art’s-Way Manufacturing Co., Inc.*	8,480	19,928
Civeo Corp.	60,400	1,381,348
DLH Holdings Corp.*+	12,000	67,800
Forrester Research, Inc.*	119,859	973,255
Franklin Covey Co.*+	53,200	892,696
Gencor Industries, Inc.*	26,400	342,144
Greenland Technologies Holding Corp.*	25,000	15,323
Hudson Technologies, Inc.*	186,842	1,279,868
L B Foster Co., Class A*	9,000	242,550
Mastech Digital, Inc.*	13,697	95,605

Industry Company	Shares	Value

Industrials (continued)
NeoVolta, Inc.*+	52,200	$158,688
Novusterra, Inc.*Δ#+	25,745	1,287
Optex Systems Holdings, Inc.*	11,000	155,980
Orion Group Holdings, Inc.*	60,000	596,400
Quad/Graphics, Inc.	124,574	781,079
RCM Technologies, Inc.*	2,700	55,201
Resources Connection, Inc.+	101,800	513,072
Star Equity Holdings, Inc.*	10,958	123,278
Stem, Inc.*+	54,000	812,700
Tigo Energy, Inc.*	70,000	96,600
TrueBlue, Inc.*	79,500	361,725
Twin Disc, Inc.	7,400	123,432

		9,089,959

Information Technology - 11.61%
Acorn Energy, Inc.*+	7,300	110,230
Airship AI Holdings, Inc.*+	122,829	354,976
Aviat Networks, Inc.*	20,000	427,600
BK Technologies Corp.*	6,170	460,220
CS Disco, Inc.*	193,652	1,502,739
eGain Corp.*+	32,900	338,541
Information Services Group, Inc.	41,661	240,800
Inseego Corp.*+	50,000	513,500
Intellicheck, Inc.*	53,484	357,273
Kaltura, Inc.*+	90,300	148,092
KVH Industries, Inc.*	30,000	209,100
Magnachip Semiconductor Corp.*	337,754	861,273
ON24, Inc.*+	233,448	1,858,246
Ooma, Inc.*	19,000	222,870
Optical Cable Corp.*	35,668	158,723
Phunware, Inc.*+	50,000	92,500
ReposiTrak, Inc.+	4,737	58,597
RF Industries, Ltd.*	68,096	393,595
Rimini Street, Inc.*	354,200	1,374,296
Universal Safety Products, Inc.	10,890	56,192
Upland Software, Inc.*+	105,300	150,579
Wetouch Technology, Inc.*	94,400	126,496
Xperi, Inc.*	83,724	490,623

		10,507,061

bridgewayfunds.com	7

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company		Shares	Value

Common Stocks (continued)
Materials - 2.26%
American Vanguard Corp.*		78,400	$ 299,488
Ampco-Pittsburgh Corp.*		35,935	191,534
Contango ORE, Inc.*+		11,000	290,510
Core Molding Technologies, Inc.*		2,201	44,130
Flotek Industries, Inc.*+		3,430	59,099
Friedman Industries, Inc.		43,021	881,500
Vox Royalty Corp.		58,000	274,920

			2,041,181

Real Estate - 2.17%
AMREP Corp.*		20,198	379,722
Douglas Elliman, Inc.*		666,716	1,580,117

			1,959,839

TOTAL COMMON STOCKS - 99.60%			90,106,203

(Cost $77,579,789)

PREFERRED STOCK - 0.00%
ClearOne, Inc., 0.00%Δ#		3,573	36

TOTAL PREFERRED STOCK -0.00%			36

(Cost $ – )

RIGHTS - 0.00%
AVROBIO, Inc., CVR*Δ#+++		11,783	–
Enliven Therapeutics, Inc., CVR*Δ#+++		18,900	–
Ikena Oncology, Inc., CVR*Δ#+++		51,100	–

TOTAL RIGHTS - 0.00%			–

(Cost $ – )

	Rate^	Shares	Value

MONEY MARKET FUND - 0.46%
Fidelity Investments Money Market Government Portfolio Class I	3.67%	413,150	413,150

TOTAL MONEY MARKET FUND - 0.46%			413,150

(Cost $413,150)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.34%
Dreyfus Institutional Preferred Government Money Market Fund**	3.71%	7,548,838	$7,548,838

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.34%			7,548,838

(Cost $7,548,838)

TOTAL INVESTMENTS - 108.40%			$98,068,227
(Cost $85,541,777)

Liabilities in Excess of Other Assets - (8.40%)			(7,600,368)

NET ASSETS - 100.00%			$90,467,859

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $1,323, which is 0.00% of total net assets.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2025.
^	Rate disclosed as of December 31, 2025.
+

This security or a portion of the security is out on loan at December 31, 2025. Total loaned securities had a value of $13,504,800, which included loaned securities with a value of $12,493 that have been sold and are pending settlement as of December 31, 2025. The total market value of loaned securities excluding these pending sales is $13,492,307. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR-	Contingent Value Right

8	Semi-Annual Report | December 31, 2025 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2025:

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Industrials	$9,088,672	$–	$1,287	$9,089,959
Other Industries (a)	81,016,244	–	–	81,016,244

Total Common Stocks	90,104,916	–	1,287	90,106,203
Preferred Stock	–	–	36	36
Rights	–	–	0	0
Money Market Fund	413,150	–	–	413,150
Investments Purchased With Cash Proceeds From Securities Lending	7,548,838	–	–	7,548,838

TOTAL	$98,066,904	$–	$1,323	$98,068,227

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Common Stocks	Rights	Preferred Stock	Total

Balance as of 06/30/2025	$515	$0	–	$515
Purchases/Issuances	–	–	–	–
Sales/Expirations	–	–	–	–
Return of Capital	–	–	–	–
Realized Gain/(Loss)	–	–	–	–
Change in unrealized Appreciation/(Depreciation)	772	–	36	808
Transfers in	–	–	–	–
Transfers out	–	–	–	–

Balance as of 12/31/2025	$1,287	$0	36	$1,323

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2025	$772	$–	36	$808

See Notes to Financial Statements.

bridgewayfunds.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

COMMON STOCKS - 99.71%
Communication Services - 3.01%
AMC Networks, Inc., Class A*	30,000	$285,600
Arena Group Holdings, Inc. (The)*	77,600	310,400
ATN International, Inc.	11,100	253,080
Cardlytics, Inc.*	75,758	87,122
comScore, Inc.*	12,635	82,127
DHI Group, Inc.*	58,800	91,140
Entravision Communications Corp., Class A	159,500	467,335
EW Scripps Co. (The), Class A*	100,500	400,995
Gaia, Inc.*	43,400	157,542
Harte Hanks, Inc.*	20,000	60,200
iHeartMedia, Inc., Class A*	61,374	255,316
KORE Group Holdings, Inc.*+	24,740	104,403
Marchex, Inc., Class B*	54,500	90,470
Moving Image Technologies, Inc.*	13,100	8,658
NII Holdings Escrow*Δ#	287,700	69,048
Playstudios, Inc.*	158,000	102,937
PSQ Holdings, Inc.*+	32,000	32,960
Saga Communications, Inc., Class A	13,680	156,089
System1, Inc.*	7,100	27,832
Townsquare Media, Inc., Class A	14,800	76,072
Travelzoo*+	40,443	287,954
TrueCar, Inc.*	106,320	240,283
Vivid Seats, Inc., Class A*+	12,500	90,125
Zedge, Inc., Class B	26,955	88,412

		3,826,100

Consumer Discretionary - 11.89%
1-800-Flowers.com, Inc., Class A*+	41,000	161,130
1stdibs.com, Inc.*	54,900	328,851
aka Brands Holding Corp.*	9,000	96,300
AMCON Distributing Co.+	1,900	200,450
American Outdoor Brands, Inc.*	20,007	154,654
America’s Car-Mart, Inc.*+	12,000	303,120
Ark Restaurants Corp.*	7,496	50,261
BARK, Inc.*	183,235	110,399

Industry Company	Shares	Value

Consumer Discretionary (continued)
Barnes & Noble Education, Inc.*+	39,000	$358,410
Bassett Furniture Industries, Inc.	18,544	310,797
Bowl America, Inc. EscrowΔ#	13,000	–
Brand House Collective, Inc. (The)*+	14,900	16,390
Brilliant Earth Group, Inc., Class A	22,800	39,900
Canterbury Park Holding Corp.	6,689	101,740
CarParts.com, Inc.*	57,800	28,900
Cato Corp. (The), Class A*	22,000	67,980
Chegg, Inc.*	135,000	125,550
Children’s Place, Inc. (The)*+	28,050	111,639
Citi Trends, Inc.*	14,200	590,152
Clarus Corp.	45,500	152,425
Culp, Inc.*	18,000	64,080
Designer Brands, Inc., Class A	57,500	427,225
Destination XL Group, Inc.*	55,593	51,118
Duluth Holdings, Inc., Class B*	50,287	104,597
Emerson Radio Corp.*	47,100	17,893
Envela Corp.*	67,400	901,812
Escalade, Inc.+	16,508	222,693
European Wax Center, Inc., Class A*	50,000	180,000
Flanigan’s Enterprises, Inc.	7,000	199,500
Flexsteel Industries, Inc.	14,900	588,401
Fossil Group, Inc.*	71,500	268,840
Funko, Inc., Class A*	50,000	170,000
GEN Restaurant Group, Inc.+	4,200	8,862
Genesco, Inc.*	14,500	359,165
GoPro, Inc., Class A*	120,000	169,200
Grabagun Digital Holdings, Inc.*+	50,000	150,500
Grove Collaborative Holdings*+	52,525	57,777
Hamilton Beach Brands Holding Co., Class A	13,700	225,365
Holley, Inc.*	85,000	351,050
Hooker Furnishings Corp.	10,764	121,526
J Jill, Inc.	21,800	299,096
JAKKS Pacific, Inc.	16,090	271,599

10	Semi-Annual Report | December 31, 2025 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Lakeland Industries, Inc.+	23,457	$207,360
Legacy Education, Inc.*+	15,000	152,850
Lifetime Brands, Inc.+	35,120	138,724
Lovesac Co. (The)*+	19,500	287,625
Motorcar Parts of America, Inc.*	24,053	296,814
Movado Group, Inc.	22,200	457,764
Nerdy, Inc.*+	168,000	174,720
Noodles & Co.*	56,352	39,785
OneWater Marine, Inc., Class A*+	15,900	172,038
PetMed Express, Inc.*	29,000	92,800
Purple Innovation, Inc.*	75,000	51,787
Red Robin Gourmet Burgers, Inc.*	26,500	107,325
Regis Corp.*	3,458	95,959
Rent the Runway, Inc., Class A*+	8,718	68,959
Rocky Brands, Inc.	12,700	372,491
Sleep Number Corp.*+	35,000	296,100
Solid Power, Inc.*	100,000	425,000
Sportsman’s Warehouse Holdings, Inc.*	42,700	62,342
Stoneridge, Inc.*	32,000	185,280
Strattec Security Corp.*	7,100	540,594
Superior Group of Cos., Inc.	33,691	326,129
Sypris Solutions, Inc.*	59,404	144,946
Tilly’s, Inc., Class A*+	14,400	28,656
Torrid Holdings, Inc.*+	150,000	146,760
Traeger, Inc.*	226,000	244,080
Unifi, Inc.*	29,500	103,250
United Homes Group, Inc.*	27,000	42,120
Universal Electronics, Inc.*	14,900	53,789
Vera Bradley, Inc.*	45,100	109,142
Vince Holding Corp.*	14,400	58,752
Weyco Group, Inc.	8,000	244,720
WW International, Inc.*	5,000	146,075
Xponential Fitness, Inc., Class A*	35,000	288,050
Zumiez, Inc.*	16,475	429,174

		15,111,307

Consumer Staples - 1.34%
Alico, Inc.	9,950	361,981
AXIL Brands, Inc.*	2,500	17,325
BRC, Inc., Class A*+	131,500	145,965
Bridgford Foods Corp.*+	21,900	170,820

Industry Company	Shares	Value

Consumer Staples (continued)
Farmer Bros Co.*	20,000	$29,200
Hain Celestial Group, Inc. (The)*	100,000	107,000
Laird Superfood, Inc.*	15,000	33,300
Limoneira Co.	15,000	189,375
Local Bounti Corp.*	16,538	35,391
Medifast, Inc.*+	15,000	160,200
Natural Alternatives International, Inc.*	31,610	113,164
United-Guardian, Inc.	13,466	82,951
Zevia PBC, Class A*	110,600	256,592

		1,703,264

Energy - 4.64%
Abundia Global Impact Group, Inc.*+	2,800	5,544
Aemetis, Inc.*	90,500	125,795
Amplify Energy Corp.*+	69,600	318,072
Barnwell Industries, Inc.*	35,000	38,850
Battalion Oil Corp.*	15,000	16,950
Dawson Geophysical Co.*	21,710	33,868
DMC Global, Inc.*	28,000	187,320
Empire Petroleum Corp.*+	8,300	25,232
Evolution Petroleum Corp.	50,800	179,832
Forum Energy Technologies, Inc.*	18,300	676,185
FutureFuel Corp.	55,100	175,769
Geospace Technologies Corp.*	10,000	169,100
Gran Tierra Energy, Inc.*+	77,500	328,600
KLX Energy Services Holdings, Inc.*	21,702	41,017
Mammoth Energy Services, Inc.*	60,000	111,000
Mexco Energy Corp.	8,000	79,280
NACCO Industries, Inc., Class A	9,470	464,409
Natural Gas Services Group, Inc.	21,602	726,907
New Era Energy & Digital, Inc.*	15,000	43,950
Nine Energy Service, Inc.*	50,000	17,285
Oil States International, Inc.*	50,000	338,500
PEDEVCO Corp.*	147,700	82,697
Ranger Energy Services, Inc., Class A	29,200	408,216

bridgewayfunds.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Ring Energy, Inc.*+	268,650	$233,725
SEACOR Marine Holdings, Inc.*	31,800	191,436
Smart Sand, Inc.	133,200	532,800
W&T Offshore, Inc.+	210,000	342,300

		5,894,639

Financials - 15.44%
Acacia Research Corp.*	50,000	187,000
Advanced Flower Capital, Inc.+	30,796	87,769
AmeriServ Financial, Inc.	24,171	77,106
Associated Capital Group, Inc., Class A	2,551	96,428
Atlantic American Corp.	100,256	283,724
Auburn National BanCorp, Inc.+	4,000	107,800
Avidbank Holdings, Inc.*	12,500	332,000
B Riley Financial, Inc.*+	40,000	186,800
Bakkt Holdings, Inc.*+	7,900	79,316
Bankwell Financial Group, Inc.	9,202	421,636
BayCom Corp.	11,800	346,920
BCB Bancorp, Inc.	24,300	196,101
Blue Foundry Bancorp*	20,000	248,600
C&F Financial Corp.	5,390	391,260
CB Financial Services, Inc.+	10,000	348,600
Chemung Financial Corp.	6,298	351,428
Citizens Community Bancorp, Inc.	10,600	188,892
Citizens, Inc.*+	80,331	387,999
CoastalSouth Bancshares, Inc.*	2,909	67,634
Cohen & Co., Inc.	4,500	106,065
Colony Bankcorp, Inc.	22,676	404,086
Consumer Portfolio Services, Inc.*+	55,500	517,815
Eagle Bancorp Montana, Inc.	14,021	279,018
eHealth, Inc.*	50,000	230,000
Finance Of America Cos., Inc., Class A*+	7,844	189,903
Finwise Bancorp*	19,800	355,212
First Bancorp, Inc. (The)	5,000	132,200
First Guaranty Bancshares, Inc.+	14,256	76,555
First Internet Bancorp	12,800	267,136
First Northwest Bancorp	10,250	96,145
First United Corp.	7,592	284,244

Industry Company	Shares	Value

Financials (continued)
First Western Financial, Inc.*	12,651	$339,173
Great Elm Group, Inc.*	34,597	88,222
Hanover Bancorp, Inc.	14,000	323,540
Hawthorn Bancshares, Inc.	13,148	458,602
Innventure, Inc.*+	115,815	484,107
Investar Holding Corp.	10,600	283,232
Katapult Holdings, Inc.*+	3,316	21,421
Kingsway Financial Services, Inc.*+	30,000	403,500
Lake Shore Bancorp, Inc.	10,356	151,819
Landmark Bancorp, Inc.	6,977	182,728
Magyar Bancorp, Inc.	10,579	185,291
Marygold Cos., Inc. (The)*	79,767	70,418
MBIA, Inc.*	45,000	322,200
Medallion Financial Corp.+	53,744	553,026
Meridian Corp.	15,603	274,301
NewtekOne, Inc.	26,700	303,045
Norwood Financial Corp.+	10,276	288,242
Ohio Valley Banc Corp.	5,500	219,890
Onity Group, Inc.*	14,716	673,846
OP Bancorp	20,500	289,460
Oportun Financial Corp.*	70,000	370,300
OptimumBank Holdings, Inc.*	16,600	70,550
PCB Bancorp	18,000	389,700
Peoples Bancorp of North Carolina, Inc.	6,452	233,562
Primis Financial Corp.	36,557	508,508
Princeton Bancorp, Inc.	9,979	346,172
Provident Financial Holdings, Inc.	8,300	132,053
Riverview Bancorp, Inc.	24,506	123,020
Security National Financial Corp., Class A*	53,238	479,674
Selectquote, Inc.*	180,000	253,800
Silvercrest Asset Management Group, Inc., Class A	16,102	244,589
Southern First Bancshares, Inc.*	9,955	512,882
Summit State Bank*	7,820	90,947
Timberland Bancorp, Inc.	9,104	325,923
Union Bankshares, Inc.	5,575	132,295
United Security Bancshares	33,000	332,310

12	Semi-Annual Report | December 31, 2025 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
USCB Financial Holdings, Inc.	15,000	$276,300
Usio, Inc.*	90,000	122,400
Waterstone Financial, Inc.	32,647	540,308
Western New England Bancorp, Inc.	32,844	414,491
Westwood Holdings Group, Inc.	27,500	473,275

		19,614,514

Health Care - 33.50%
4D Molecular Therapeutics, Inc.*+	50,000	375,000
Aardvark Therapeutics, Inc.*+	27,000	354,375
Accuray, Inc.*	161,125	132,864
Aclaris Therapeutics, Inc.*	167,019	502,727
Acme United Corp.+	6,235	251,333
Acrivon Therapeutics, Inc.*	38,000	91,580
Actinium Pharmaceuticals, Inc.*	40,000	54,400
Actuate Therapeutics, Inc.*+	30,982	189,610
Acumen Pharmaceuticals, Inc.*	81,871	172,748
Adicet Bio, Inc.*	5,706	48,047
AirSculpt Technologies, Inc.*+	62,000	122,760
Alector, Inc.*	115,000	179,400
Allogene Therapeutics, Inc.*	250,000	342,500
Alpha Teknova, Inc.*+	75,000	285,000
Altimmune, Inc.*	50,000	180,500
Alto Neuroscience, Inc.*	50,000	890,000
Alumis, Inc.*	48,400	472,384
ALX Oncology Holdings, Inc.*	61,000	68,930
American Shared Hospital Services*	8,700	18,357
American Well Corp., Class A*	5,000	24,550
AN2 Therapeutics, Inc.*	59,000	67,260
Anika Therapeutics, Inc.*	17,500	168,175
Annexon, Inc.*	125,000	627,500
Annovis Bio, Inc.*+	20,300	70,238
Anteris Technologies Global Corp.*+	35,000	174,650
Apyx Medical Corp.*	55,300	193,550

Industry Company	Shares	Value

Health Care (continued)
Aquestive Therapeutics, Inc.*+	60,000	$387,600
Armata Pharmaceuticals, Inc.*	41,382	259,879
Artiva Biotherapeutics, Inc.*+	35,000	150,150
Atara Biotherapeutics, Inc.*+	14,000	253,260
Atea Pharmaceuticals, Inc.*+	110,300	393,771
Aura Biosciences, Inc.*	16,276	88,704
BioAge Labs, Inc.*+	50,000	661,500
Biomea Fusion, Inc.*	68,300	84,692
Biote Corp., Class A*	50,000	130,000
Black Diamond Therapeutics, Inc.*	88,000	213,840
Boundless Bio, Inc.*	50,500	60,600
C4 Therapeutics, Inc.*	120,000	229,200
Cabaletta Bio, Inc.*	122,675	268,658
Calidi Biotherapeutics, Inc.*	834	976
CAMP4 Therapeutics Corp.*+	25,000	153,250
Candel Therapeutics, Inc.*+	50,000	282,500
CareCloud, Inc.*	42,763	124,868
Caribou Biosciences, Inc.*+	130,000	206,700
Cartesian Therapeutics, Inc.*+	25,000	180,250
CEL-SCI Corp.*	7,500	39,450
Cerus Corp.*	235,000	484,100
Claritev Corp.*+	3,048	130,302
Climb Bio, Inc.*+	98,800	395,200
Codexis, Inc.*	142,000	231,460
Coherus Oncology, Inc.*	150,000	213,000
Contineum Therapeutics, Inc., Class A*	26,900	307,467
Corvus Pharmaceuticals, Inc.*+	20,000	154,000
Cumberland Pharmaceuticals, Inc.*	25,000	99,500
CVRx, Inc.*+	49,600	352,160
Design Therapeutics, Inc.*	45,000	422,100
Editas Medicine, Inc.*	76,000	155,800
Electromed, Inc.*	17,800	518,336
Enanta Pharmaceuticals, Inc.*	25,000	394,250
Entrada Therapeutics, Inc.*	40,000	411,200
Eton Pharmaceuticals, Inc.*+	11,700	197,847

bridgewayfunds.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Exagen, Inc.*	27,600	$167,808
Fate Therapeutics, Inc.*	135,000	132,651
Foghorn Therapeutics, Inc.*	68,000	367,200
Fractyl Health, Inc.*	54,500	119,900
Gain Therapeutics, Inc.*+	30,004	96,613
Generation Bio Co.*	5,000	28,400
Gossamer Bio, Inc.*	160,000	496,000
Health Catalyst, Inc.*	120,000	286,800
Humacyte, Inc.*+	210,000	201,705
Hyperfine, Inc.*	97,800	95,775
Immuneering Corp., Class A*+	49,849	328,006
Immunic, Inc.*	40,000	21,348
InfuSystem Holdings, Inc.*	34,800	312,156
Inhibrx Biosciences, Inc.*	9,000	711,000
Inogen, Inc.*	36,700	246,624
Invivyd, Inc.*	93,400	230,698
IO Biotech, Inc.*	75,000	45,667
Ironwood Pharmaceuticals, Inc.*	150,000	505,500
Kalaris Therapeutics, Inc.*+	22,500	189,900
Karyopharm Therapeutics, Inc.*	16,000	117,760
Kewaunee Scientific Corp.*	5,815	217,539
Kodiak Sciences, Inc.*	40,500	1,132,380
Kyverna Therapeutics, Inc.*+	54,000	507,600
Larimar Therapeutics, Inc.*	104,916	399,730
Lexeo Therapeutics, Inc.*	10,000	99,300
Lifecore Biomedical, Inc.*+	56,900	465,442
LifeMD, Inc.*	70,500	240,405
Lineage Cell Therapeutics, Inc.*+	221,000	369,070
Lyell Immunopharma, Inc.*	18,000	554,040
MacroGenics, Inc.*	73,500	118,335
MAIA Biotechnology, Inc.*+	36,000	55,080
MaxCyte, Inc.*	125,000	193,750
MBX Biosciences, Inc.*+	10,000	315,400
MediciNova, Inc.*	70,247	92,024
Metagenomi, Inc.*	62,200	100,764
Milestone Scientific, Inc.*	99,500	27,163
Monte Rosa Therapeutics, Inc.*+	50,000	784,000

Industry Company	Shares	Value

Health Care (continued)
Myomo, Inc.*	27,500	$25,025
NanoViricides, Inc.*	36,039	40,724
Nautilus Biotechnology, Inc.*	130,000	253,500
Neumora Therapeutics, Inc.*	225,000	402,750
Neuraxis, Inc.*+	5,000	22,700
Neurogene, Inc.*+	10,781	222,089
Neuronetics, Inc.*+	95,205	131,383
Nkarta, Inc.*	95,000	175,750
Olema Pharmaceuticals, Inc.*+	40,500	1,012,500
Omeros Corp.*+	53,215	913,968
OmniAb, Inc.*	185,000	342,250
OnKure Therapeutics, Inc., Class A*+	19,500	56,550
OraSure Technologies, Inc.*	90,000	217,800
Orchestra BioMed Holdings, Inc.*	25,000	103,750
OS Therapies, Inc.*+	25,000	35,000
Outset Medical, Inc.*+	20,000	74,200
Owlet, Inc.*	24,225	392,203
PepGen, Inc.*	50,000	325,500
Perspective Therapeutics, Inc.*+	85,000	233,750
Pliant Therapeutics, Inc.*	82,300	100,406
PMV Pharmaceuticals, Inc.*	76,900	96,125
Prelude Therapeutics, Inc.*+	50,000	145,000
Prime Medicine, Inc.*+	120,000	416,400
Protalix BioTherapeutics, Inc.*	180,000	324,000
Protara Therapeutics, Inc.*	37,500	199,875
Pulmonx Corp.*	61,000	134,810
Puma Biotechnology, Inc.*	73,300	436,135
Pyxis Oncology, Inc.*	61,500	70,725
Quanterix Corp.*	43,000	273,480
Quantum-Si, Inc.*	255,000	280,500
Quince Therapeutics, Inc.*	72,922	244,289
Rani Therapeutics Holdings, Inc., Class A*+	114,500	154,575
RAPT Therapeutics, Inc.*	14,375	486,881
Retractable Technologies, Inc.*	64,113	49,502
Sagimet Biosciences, Inc., Class A*	48,900	289,488

14	Semi-Annual Report | December 31, 2025 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
SANUWAVE Health, Inc.*	10,000	$298,400
SCYNEXIS, Inc.*	39,500	24,980
Seer, Inc.*	116,700	213,561
Sera Prognostics, Inc., Class A*+	41,105	121,260
Seres Therapeutics, Inc.*+	7,500	111,600
Serina Therapeutics, Inc.*	2,495	4,773
Shattuck Labs, Inc.*	42,300	154,395
Sight Sciences, Inc.*	90,533	717,927
Simulations Plus, Inc.*+	23,500	428,405
Solid Biosciences, Inc.*	15,000	84,600
Spero Therapeutics, Inc.*	64,800	150,984
Stereotaxis, Inc.*	127,100	292,330
Sutro Biopharma, Inc.*	3,000	34,710
Tactile Systems Technology, Inc.*	18,000	522,000
Tango Therapeutics, Inc.*+	21,500	190,490
Tectonic Therapeutic, Inc.*+	6,115	127,559
Tela Bio, Inc.*	50,000	59,000
Tenaya Therapeutics, Inc.*	175,000	124,512
Terns Pharmaceuticals, Inc.*	31,000	1,252,400
Tevogen Bio Holdings, Inc.*#	82,500	27,316
TherapeuticsMD, Inc.*	17,000	27,710
TriSalus Life Sciences, Inc.*	65,000	453,700
TruBridge, Inc.*	10,300	227,321
TScan Therapeutics, Inc.*	105,400	105,400
Utah Medical Products, Inc.	5,000	279,800
Vanda Pharmaceuticals, Inc.*	79,500	701,190
Ventyx Biosciences, Inc.*	89,000	803,670
Verrica Pharmaceuticals, Inc.*	12,000	99,720
Vicarious Surgical, Inc., Class A*	12,444	27,003
Vor BioPharma, Inc.*+	6,250	81,750
Voyager Therapeutics, Inc.*	81,259	319,348
Werewolf Therapeutics, Inc.*	75,000	47,512
Xilio Therapeutics, Inc.*	56,081	35,903
XOMA Royalty Corp.*	16,380	435,544

Industry Company	Shares	Value

Health Care (continued)
Xtant Medical Holdings, Inc.*	154,100	$120,814
Zentalis Pharmaceuticals, Inc.*	77,300	104,355

		42,564,066

Industrials - 11.56%
3D Systems Corp.*	71,500	126,555
AgEagle Aerial Systems, Inc.*	30,500	24,821
Air Industries Group*	4,000	12,280
Alpha Pro Tech, Ltd.*	35,901	159,400
Alta Equipment Group, Inc.	35,000	161,000
Avalon Holdings Corp., Class A*	3,900	10,491
Babcock & Wilcox Enterprises, Inc.*	100,000	634,000
BGSF, Inc.+	12,400	57,412
BlackSky Technology, Inc.*+	100	1,875
Bridger Aerospace Group Holdings, Inc.*	65,000	118,950
ChargePoint Holdings, Inc.*+	25,000	166,000
Chicago Rivet & Machine Co.	8,000	111,280
Cleancore Solutions, Inc., Class B*	100	26
Commercial Vehicle Group, Inc.*	55,000	79,200
CompX International, Inc.	21,586	502,306
CPI Aerostructures, Inc.*	21,200	83,952
Eastern Co. (The)	9,700	190,993
Espey Mfg. & Electronics Corp.	4,608	217,175
ESS Tech, Inc.*+	10,000	18,800
EVI Industries, Inc.	5,000	123,200
FiscalNote Holdings, Inc.*	13,000	19,110
Forrester Research, Inc.*	28,100	228,172
Franklin Covey Co.*	15,000	251,700
FreightCar America, Inc.*	42,500	470,475
FuelCell Energy, Inc.*+	32,000	233,920
Gencor Industries, Inc.*	29,200	378,432
GrafTech International, Ltd.*	32,200	499,422
Hurco Cos., Inc.*	13,000	200,850
Hyliion Holdings Corp.*	90,000	165,600
INNOVATE Corp.*+	25,000	113,000

bridgewayfunds.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Innovative Solutions and Support, Inc.*	25,400	$481,076
KULR Technology Group, Inc.*+	50,000	148,000
L B Foster Co., Class A*	18,400	495,880
Mastech Digital, Inc.*	30,544	213,197
Matrix Service Co.*	23,500	274,950
Mayville Engineering Co., Inc.*	15,258	285,630
Mistras Group, Inc.*	42,700	540,155
Mobile Infrastructure Corp.*	10,000	25,500
NN, Inc.*	57,403	73,476
Orion Group Holdings, Inc.*	53,153	528,341
Palladyne AI Corp.*+	44,400	189,144
PAMT CORP*	25,000	302,000
Park Aerospace Corp.	22,000	469,480
Perma-Pipe International Holdings, Inc.*	22,610	686,440
Proficient Auto Logistics, Inc.*+	26,000	250,640
Quad/Graphics, Inc.	44,169	276,940
Radiant Logistics, Inc.*	50,300	318,399
RCM Technologies, Inc.*	16,742	342,290
Resources Connection, Inc.	38,500	194,040
SIFCO Industries, Inc.*	10,624	59,282
Skillsoft Corp.*+	18,000	167,400
Southland Holdings, Inc.*	88,000	292,160
Star Equity Holdings, Inc.*	13,397	150,716
Stem, Inc.*	15,600	234,780
SunPower, Inc.*+	94,500	148,365
Surf Air Mobility, Inc.*+	38,446	74,585
T1 Energy, Inc.*+	125,000	835,000
Team, Inc.*	6,000	84,780
Tecogen, Inc.*+	25,500	125,970
TrueBlue, Inc.*	38,000	172,900
TTEC Holdings, Inc.*+	50,000	180,000
Twin Disc, Inc.	16,579	276,538
Ultralife Corp.*	27,400	156,728
Virco Mfg. Corp.+	19,400	123,966
Virgin Galactic Holdings, Inc.*+	45,000	144,450

		14,683,595

Information Technology - 11.63%
8x8, Inc.*	193,700	381,589
908 Devices, Inc.*+	50,500	265,125

Industry Company	Shares	Value

Information Technology (continued)
ACCESS Newswire, Inc.*	7,500	$69,750
Aeva Technologies, Inc.*+	15,000	199,200
Airship AI Holdings, Inc.*+	35,700	103,173
Amtech Systems, Inc.*	14,600	183,230
AstroNova, Inc.*	30,041	259,855
Aviat Networks, Inc.*	20,900	446,842
Aware, Inc.*	25,000	46,500
AXT, Inc.*+	53,000	866,550
Backblaze, Inc., Class A*	16,000	74,560
BK Technologies Corp.*	5,644	420,986
Blaize Holdings, Inc.*+	50,000	97,500
Castellum, Inc.*+	94,794	85,618
Comtech Telecommunications Corp.*	35,000	185,150
CPI Card Group, Inc.*	12,500	183,500
CS Disco, Inc.*	65,000	504,400
CSP, Inc.+	44,145	551,813
Digimarc Corp.*+	35,000	229,600
Domo, Inc., Class B*+	23,500	198,105
Everspin Technologies, Inc.*	31,400	291,392
Expensify, Inc., Class A*	133,000	200,830
Frequency Electronics, Inc.*+	21,500	1,157,560
GCT Semiconductor Holding, Inc.*+	75,000	90,000
Greenidge Generation Holdings, Inc.*	17,000	25,160
GSI Technology, Inc.*+	23,000	142,830
Immersion Corp.	40,000	272,000
Information Services Group, Inc.	68,000	393,040
Inseego Corp.*+	12,500	128,375
Intellicheck, Inc.*	28,447	190,026
inTEST Corp.*	15,000	112,050
Inuvo, Inc.*	20,000	49,600
Kaltura, Inc.*	184,300	302,252
Key Tronic Corp.*	17,400	48,546
KVH Industries, Inc.*	32,700	227,919
LGL Group, Inc. (The)*	9,700	55,775
LivePerson, Inc.*+	6,666	25,797
Magnachip Semiconductor Corp.*	65,000	165,750
Methode Electronics, Inc.	41,000	272,240
MicroVision, Inc.*	150,000	124,215
M-Tron Industries, Inc.*	6,334	337,095

16	Semi-Annual Report | December 31, 2025 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Network-1 Technologies, Inc.	23,300	$30,523
ON24, Inc.*	58,200	463,272
Ooma, Inc.*	27,000	316,710
Optical Cable Corp.*	12,600	56,070
Quantum Corp.*+	8,240	53,148
Rackspace Technology, Inc.*	350,000	339,815
RF Industries, Ltd.*	12,900	74,562
Richardson Electronics, Ltd.	19,011	206,840
Silvaco Group, Inc.*	48,600	196,830
SmartRent, Inc.*	250,000	505,000
Telos Corp.*	35,075	178,882
TransAct Technologies, Inc.*	34,845	139,380
Trio-Tech International*	24,300	321,732
Turtle Beach Corp.*	23,000	322,690
Unisys Corp.*	95,000	262,200
Unusual Machines, Inc.*+	10,000	127,400
Upland Software, Inc.*	50,300	71,929
Veritone, Inc.*	62,900	292,485
VirnetX Holding Corp.*+	5,565	92,880
Vishay Precision Group, Inc.*	10,000	385,000
WidePoint Corp.*	14,458	77,639
WM Technology, Inc.*	112,300	92,659
Wolfspeed, Inc.*#+	136,127	19,621
Xperi, Inc.*	31,000	181,660

		14,774,425

Materials - 4.07%
5E Advanced Materials, Inc.*+	2,634	8,034
American Vanguard Corp.*	40,000	152,800
Ampco-Pittsburgh Corp.*	46,200	246,246
Arq, Inc.*	68,779	224,907
Ascent Industries Co.*	20,950	339,181
Clearwater Paper Corp.*	17,500	304,500
Contango ORE, Inc.*+	10,000	264,100
Core Molding Technologies, Inc.*	14,400	288,720
Flotek Industries, Inc.*+	24,861	428,355
Friedman Industries, Inc.	19,700	403,653
Idaho Strategic Resources, Inc.*	20,007	806,282
Loop Industries, Inc.*+	74,900	74,900
Mercer International, Inc.	90,000	178,200
Northern Technologies International Corp.	14,522	113,707

Industry Company	Shares	Value

Materials (continued)
Paramount Gold Nevada Corp.*	75,000	$94,500
Ranpak Holdings Corp.*+	55,000	297,550
Rayonier Advanced Materials, Inc.*	25,000	147,250
Solitario Resources Corp.*	89,500	62,364
Tredegar Corp.*	48,700	349,666
United States Antimony Corp.*+	77,800	390,556

		5,175,471

Real Estate - 1.63%
American Realty Investors, Inc.*	2,363	37,950
AMREP Corp.*	10,858	204,130
Douglas Elliman, Inc.*	210,329	498,480
Maui Land & Pineapple Co., Inc.*	21,108	357,570
New Concept Energy, Inc.*	8,400	6,275
Offerpad Solutions, Inc.*+	25,400	30,734
RE/MAX Holdings, Inc., Class A*	35,000	265,650
Seaport Entertainment Group, Inc.*	16,785	331,839
Stratus Properties, Inc.*	14,250	344,565

		2,077,193

Utilities - 1.00%
Cadiz, Inc.*+	77,568	435,157
Global Water Resources, Inc.	10,000	84,500
RGC Resources, Inc.	25,000	532,500
Spruce Power Holding Corp.*	44,025	224,087

		1,276,244

TOTAL COMMON STOCKS - 99.71% (Cost $94,131,038)		126,700,818

bridgewayfunds.com	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

RIGHTS - 0.00%
Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	$–
AVROBIO, Inc., CVR*Δ#+++	7,165	–
Enliven Therapeutics, Inc., CVR*Δ#+++	66,800	–
Ikena Oncology, Inc., CVR*Δ#+++	87,500	–

TOTAL RIGHTS - 0.00%		–

(Cost $ – )

^	Rate^	Shares	Value

MONEY MARKET FUND - 0.29%
Fidelity Investments Money Market Government Portfolio Class I	3.67%	362,517	362,517

TOTAL MONEY MARKET FUND - 0.29%			362,517

(Cost $362,517)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.44%
Dreyfus Institutional Preferred Government Money Market Fund** 3.71%		13,266,582	13,266,582

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.44%			13,266,582

(Cost $13,266,582)

TOTAL INVESTMENTS - 110.44%			$140,329,917
(Cost $107,760,137)
Liabilities in Excess of Other Assets - (10.44%)			(13,266,377)

NET ASSETS - 100.00%			$127,063,540

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $115,985, which is 0.09% of total net assets.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2025.
^	Rate disclosed as of December 31, 2025.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+

This security or a portion of the security is out on loan at December 31, 2025. Total loaned securities had a value of $21,433,639, which included loaned securities with a value of $1,500 that have been sold and are pending settlement as of December 31, 2025. The total market value of loaned securities excluding these pending sales is $21,432,139. See Note 2 for disclosure of cash and non-cash collateral.

+++No	stated maturity date.

CVR- Contingent Value Right

18	Semi-Annual Report | December 31, 2025 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2025:

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$3,757,052	$–	$69,048	$3,826,100
Information Technology	14,774,425	–	–	14,774,425
Financials	19,518,086	96,428	–	19,614,514
Consumer Discretionary	14,911,807	199,500	0	15,111,307
Other Industries (a)	73,374,472	–	–	73,374,472

Total Common Stocks	126,335,842	295,928	69,048	126,700,818
Rights	–	–	0	0
Money Market Fund	362,517	–	–	362,517
Investments Purchased With Cash Proceeds From Securities Lending	13,266,582	–	–	13,266,582

TOTAL	$139,964,941	$295,928	$69,048	$140,329,917

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Rights	Total
Balance as of 06/30/2025	$69,048	$870	$69,918
Purchases/Issuances	–	–	–
Sales/Expirations	–	(1,740)	(1,740)
Return of Capital	–	–	–
Realized Gain/(Loss)	–	1,740	1,740
Change in unrealized Appreciation/(Depreciation)	–	(870)	(870)
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 12/31/2025	$69,048	$0	$69,048

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2025	$–	$(870)	$(870)

See Notes to Financial Statements.

bridgewayfunds.com	19

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

COMMON STOCKS - 99.63%
Communication Services - 1.69%
AMC Networks, Inc.,
Class A*	144,599	$1,376,583
Angi, Inc.*	187,385	2,422,888
TripAdvisor, Inc.*	110,000	1,601,600

		5,401,071

Consumer Discretionary - 13.93%
Academy Sports & Outdoors, Inc.+	62,097	3,102,366
American Axle & Manufacturing Holdings, Inc.*+	358,100	2,295,421
American Eagle Outfitters, Inc.	80,000	2,109,600
American Public Education, Inc.*	77,400	2,925,720
Buckle, Inc. (The)	43,500	2,323,770
Cricut, Inc., Class A	220,000	1,089,000
Ethan Allen Interiors, Inc.	77,223	1,763,773
Garrett Motion, Inc.	220,223	3,838,487
GigaCloud Technology, Inc., Class A*+	55,000	2,160,400
G-III Apparel Group, Ltd.	106,000	3,069,760
Graham Holdings Co., Class B	2,900	3,185,940
Kohl’s Corp.	75,000	1,530,750
Laureate Education, Inc.*	34,200	1,151,514
Perdoceo Education Corp.	78,338	2,297,653
Phinia, Inc.	31,640	1,983,512
Sally Beauty Holdings, Inc.*	210,000	2,994,600
Signet Jewelers, Ltd.	35,000	2,900,800
Strattec Security Corp.*	25,000	1,903,500
Urban Outfitters, Inc.*	26,000	1,956,760

		44,583,326

Consumer Staples - 2.71%
Andersons, Inc. (The)	24,000	1,276,080
Cal-Maine Foods, Inc.	22,925	1,824,142
Central Garden & Pet Co., Class A*	83,300	2,431,527
Dole PLC	95,000	1,424,050
Ingles Markets, Inc., Class A	25,100	1,720,605

		8,676,404

Energy - 7.17%
Bristow Group, Inc.*	25,000	915,500

Industry Company	Shares	Value

Energy (continued)
California Resources Corp.	54,000	$2,414,340
Expro Group Holdings NV*	85,000	1,134,750
International Seaways, Inc.+	18,000	873,900
Liberty Energy, Inc.	103,509	1,910,776
Magnolia Oil & Gas Corp., Class A	154,500	3,382,005
Murphy Oil Corp.+	30,000	937,500
Oceaneering International, Inc.*	90,000	2,162,700
Oil States International, Inc.*	220,000	1,489,400
REX American Resources Corp.*	35,852	1,158,737
Scorpio Tankers, Inc.	16,000	813,280
TETRA Technologies, Inc.*	165,000	1,546,050
Tidewater, Inc.*+	47,267	2,387,456
Valaris, Ltd.*+	36,400	1,834,560

		22,960,954

Financials - 30.65%
1st Source Corp.	46,000	2,874,540
Amalgamated Financial Corp.	60,830	1,948,385
Ameris Bancorp	28,000	2,079,560
Artisan Partners Asset Management, Inc., Class A+	29,000	1,181,460
Atlantic Union Bankshares Corp.	42,000	1,482,600
Atlanticus Holdings Corp.*+	37,684	2,522,944
Axos Financial, Inc.*	45,800	3,946,128
BancFirst Corp.	12,000	1,272,240
Bank of NT Butterfield & Son, Ltd. (The)	63,900	3,183,498
Banner Corp.	51,000	3,195,660
Bread Financial Holdings, Inc.+	47,200	3,494,216
Byline Bancorp, Inc.	101,200	2,949,980
Cadence Bank	49,033	2,100,574
Cathay General Bancorp	29,000	1,403,310
City Holding Co.	16,392	1,953,926
Coastal Financial Corp.*	24,032	2,753,827
Enact Holdings, Inc.	77,400	3,068,136
Enova International, Inc.*	15,700	2,468,040
Enterprise Financial Services Corp.	53,000	2,862,000
Essent Group, Ltd.	31,000	2,015,310

20	Semi-Annual Report | December 31, 2025 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Federal Agricultural Mortgage Corp., Class C	4,800	$842,736
First BanCorp	143,600	2,976,828
First Financial Bancorp	87,900	2,199,258
Fulton Financial Corp.	151,700	2,932,361
Hancock Whitney Corp.	59,800	3,808,064
Hanmi Financial Corp.	47,317	1,278,978
Horace Mann Educators Corp.	41,000	1,893,380
International Bancshares Corp.	17,000	1,129,480
Jackson Financial, Inc., Class A	24,400	2,602,260
Mercury General Corp.	32,700	3,075,762
NMI Holdings, Inc.*	45,000	1,835,550
Northrim BanCorp, Inc.	28,000	745,080
OFG Bancorp	53,300	2,184,234
Old Second Bancorp, Inc.	72,093	1,405,813
Preferred Bank	13,676	1,291,425
PROG Holdings, Inc.	78,734	2,321,866
QCR Holdings, Inc.	35,500	2,957,150
Stellar Bancorp, Inc.	73,640	2,278,422
TriCo Bancshares	36,800	1,743,216
United Bankshares, Inc.	53,146	2,040,806
Universal Insurance Holdings, Inc.	58,000	1,960,400
World Acceptance Corp.*	15,400	2,162,006
WSFS Financial Corp.	67,059	3,704,339

		98,125,748

Health Care - 8.98%
Alkermes PLC*	30,000	839,400
Amneal Pharmaceuticals, Inc.*	106,449	1,341,257
Amphastar Pharmaceuticals, Inc.*+	47,000	1,258,660
Castle Biosciences, Inc.*	44,000	1,711,600
CONMED Corp.	41,000	1,664,600
Embecta Corp.	105,000	1,247,400
HealthStream, Inc.	92,484	2,133,606
Indivior PLC*	35,000	1,255,800
Innoviva, Inc.*	99,988	1,998,760
Ironwood Pharmaceuticals, Inc.*	200,000	674,000
LivaNova PLC*	26,000	1,599,780
Pacira BioSciences, Inc.*+	82,000	2,122,160

Industry Company	Shares	Value

Health Care (continued)
Pediatrix Medical Group, Inc.*	75,000	$1,604,250
PTC Therapeutics, Inc.*	27,000	2,050,920
Puma Biotechnology, Inc.*	249,200	1,482,740
SIGA Technologies, Inc.	191,568	1,170,481
Supernus Pharmaceuticals, Inc.*	56,000	2,783,200
Tactile Systems Technology, Inc.*	25,000	725,000
Varex Imaging Corp.*	93,000	1,083,450

		28,747,064

Industrials - 11.01%
Astec Industries, Inc.	61,446	2,661,841
Atkore, Inc.	20,000	1,265,000
Costamare, Inc.	148,500	2,344,815
Deluxe Corp.	148,500	3,316,005
EnerSys	18,800	2,758,900
Granite Construction, Inc.+	11,300	1,303,455
IBEX Holdings, Ltd.*	60,576	2,312,791
Interface, Inc.	106,166	2,964,155
Kennametal, Inc.+	50,000	1,420,500
Korn Ferry	27,892	1,841,430
Matson, Inc.	20,800	2,569,840
Primoris Services Corp.+	20,805	2,582,733
Rush Enterprises, Inc., Class A	48,000	2,589,120
SkyWest, Inc.*	33,600	3,373,776
Sun Country Airlines Holdings, Inc.*	135,600	1,951,284

		35,255,645

Information Technology - 9.42%
Axcelis Technologies, Inc.*	34,800	2,795,832
CommScope Holding Co., Inc.*	100,000	1,813,000
Consensus Cloud Solutions, Inc.*	91,723	2,001,396
CTS Corp.	36,000	1,543,320
Daktronics, Inc.*	150,553	2,976,433
Digi International, Inc.*	60,200	2,606,058
Diodes, Inc.*	21,500	1,060,810
NETGEAR, Inc.*	56,091	1,375,912
NetScout Systems, Inc.*	120,300	3,255,318
Sanmina Corp.*	21,000	3,151,470
ScanSource, Inc.*	71,600	2,796,696
Synaptics, Inc.*	14,700	1,088,094

bridgewayfunds.com	21

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
TTM Technologies, Inc.*	20,000	$1,380,000
Turtle Beach Corp.*	65,700	921,771
Viasat, Inc.*	40,500	1,395,630

		30,161,740

Materials - 2.80%
Avient Corp.	25,000	781,000
Commercial Metals Co.+	61,000	4,222,420
HB Fuller Co.	22,000	1,308,120
Mativ Holdings, Inc.	121,000	1,470,150
O-I Glass, Inc.*	80,000	1,180,800

		8,962,490

Real Estate - 6.47%
American Assets Trust, Inc.	52,000	984,360
Broadstone Net Lease, Inc.	80,000	1,389,600
CareTrust REIT, Inc.	73,000	2,639,680
CBL & Associates Properties, Inc.	84,072	3,110,664
Cushman & Wakefield, Ltd.*	185,000	2,995,150
Douglas Emmett, Inc.+	103,000	1,131,970
Essential Properties Realty Trust, Inc.+	79,900	2,369,834
Four Corners Property Trust, Inc.	85,000	1,960,100
Getty Realty Corp.	44,900	1,228,913
Sabra Health Care REIT, Inc.+	103,000	1,950,820
Sila Realty Trust, Inc.	40,000	932,400

		20,693,491

Utilities - 4.80%
Avista Corp.	38,000	1,464,520
Black Hills Corp.+	28,000	1,943,760
New Jersey Resources Corp.	30,000	1,383,600
Northwest Natural Holding Co.	30,000	1,402,200
Oklo, Inc.*+	19,750	1,417,260
ONE Gas, Inc.	28,400	2,193,900
Otter Tail Corp.+	34,800	2,812,188
Portland General Electric Co.	40,000	1,919,600

Industry Company		Shares	Value

Utilities (continued)
Spire, Inc.		10,000	$827,000

			15,364,028

TOTAL COMMON STOCKS - 99.63%			318,931,961

(Cost $284,425,733)

Rate^		Shares	Value

MONEY MARKET FUND - 0.55%
Fidelity Investments Money Market Government Portfolio Class I	3.67%	1,747,223	1,747,223

TOTAL MONEY MARKET FUND - 0.55%			1,747,223

(Cost $1,747,223)

TOTAL INVESTMENTS - 100.18%			$320,679,184
(Cost $286,172,956)
Liabilities in Excess of Other Assets - (0.18%)			(575,407)

NET ASSETS - 100.00%			$320,103,777

*	Non-income producing security.
^	Rate disclosed as of December 31, 2025.
+

This security or a portion of the security is out on loan as of December 31, 2025. Total loaned securities had a value of $29,638,786 as of December 31, 2025. See Note 2 for disclosure of cash and non-cash collateral.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 12/31/2025:

Valuation Inputs

Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$318,931,961	$–	$–	$318,931,961
Money Market Fund	1,747,223	–	–	1,747,223

TOTAL	$320,679,184	$–	$–	$320,679,184

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

22	Semi-Annual Report | December 31, 2025 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

COMMON STOCKS - 99.73%
Communication Services - 3.99%
Advantage Solutions, Inc.*	405,000	$356,400
AMC Networks, Inc., Class A*	100,000	952,000
Angi, Inc.*	99,200	1,282,656
ATN International, Inc.	30,000	684,000
Bandwidth, Inc., Class A*+	75,000	1,158,750
Bumble, Inc., Class A*	250,000	892,500
Cable One, Inc.+	13,000	1,467,050
Cars.com, Inc.*+	165,000	2,013,000
comScore, Inc.*	6,000	39,000
Creative Realities, Inc.*	10,000	26,100
DHI Group, Inc.*	106,800	165,540
Entravision Communications Corp., Class A	276,733	810,828
Eventbrite, Inc., Class A*+	223,500	994,575
EW Scripps Co. (The), Class A*	226,300	902,937
Gaia, Inc.*	77,000	279,510
Gray Media, Inc.+	221,100	1,070,124
Harte Hanks, Inc.*	7,700	23,177
Liberty Latin America, Ltd., Class A*	100,000	739,000
Liberty Latin America, Ltd., Class C*	501,500	3,741,190
Marcus Corp. (The)	114,500	1,775,895
Nexxen International, Ltd.*	131,240	858,310
Playstudios, Inc.*	75,000	48,862
Saga Communications, Inc., Class A	21,009	239,713
Scholastic Corp.	72,250	2,140,767
Shenandoah Telecommunications Co.+	125,000	1,445,000
Sphere Entertainment Co.*+	120,000	11,409,600
Taboola.com, Ltd.*	828,000	3,817,080
Teads Holding Co.*	174,466	122,807
Telephone and Data Systems, Inc.	56,300	2,308,300
Thryv Holdings, Inc.*	75,000	453,750
Townsquare Media, Inc., Class A	69,900	359,286
Ziff Davis, Inc.*+	90,800	3,191,620

		45,769,327

Industry Company	Shares	Value

Consumer Discretionary - 15.01%
1-800-Flowers.com, Inc., Class A*+	166,400	$653,952
Adient PLC*	227,400	4,359,258
Advance Auto Parts, Inc.+	130,000	5,109,000
aka Brands Holding Corp.*	1,000	10,700
Alliance Entertainment
Holding Corp.*+	22,200	179,376
AMCON Distributing Co.	2,450	258,475
American Axle & Manufacturing Holdings, Inc.*+	340,996	2,185,784
American Outdoor Brands, Inc.*	39,500	305,335
American Public Education, Inc.*	61,100	2,309,580
Ark Restaurants Corp.*	8,500	56,992
Arko Corp.+	256,100	1,162,694
Bassett Furniture Industries, Inc.	21,900	367,044
Beazer Homes USA, Inc.*	2,300	46,621
Biglari Holdings, Inc., Class B*	6,200	2,061,066
BJ’s Restaurants, Inc.*+	50,000	1,970,000
Caleres, Inc.	50,000	608,500
Century Communities, Inc.	72,598	4,308,691
Chegg, Inc.*	194,700	181,071
China Automotive Systems, Inc.*+	98,950	421,527
Cracker Barrel Old Country Store, Inc.+	51,300	1,303,020
Crown Crafts, Inc.	50,850	140,855
Dana, Inc.	439,276	10,437,198
Destination XL Group, Inc.*	55,244	50,797
Duluth Holdings, Inc., Class B*	15,304	31,832
El Pollo Loco Holdings, Inc.*	158,300	1,655,818
Escalade, Inc.	23,200	312,968
Flanigan’s Enterprises, Inc.	13,392	381,672
Flexsteel Industries, Inc.	20,159	796,079
Fossil Group, Inc.*	38,500	144,760
Funko, Inc., Class A*+	134,900	458,660
Genesco, Inc.*	35,700	884,289
GigaCloud Technology, Inc., Class A*+	108,700	4,269,736
G-III Apparel Group, Ltd.	151,000	4,372,960

bridgewayfunds.com	23

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Gold.com, Inc.	60,000	$2,043,000
Golden Entertainment, Inc.	15,000	407,850
Good Times
Restaurants, Inc.*	102,062	123,495
Goodyear Tire & Rubber Co. (The)*+	817,592	7,162,106
Hamilton Beach Brands
Holding Co., Class A	22,000	361,900
Haverty Furniture Cos., Inc.	64,400	1,504,384
Holley, Inc.*	322,300	1,331,099
Hovnanian Enterprises, Inc., Class A*	23,500	2,292,190
JAKKS Pacific, Inc.	37,200	627,936
Johnson Outdoors, Inc., Class A	26,959	1,144,410
Kohl’s Corp.	280,000	5,714,800
Lands’ End, Inc.*+	38,539	559,586
LCI Industries	68,828	8,351,590
Legacy Housing Corp.*	3,331	65,021
Leggett & Platt, Inc.	125,000	1,375,000
Lifetime Brands, Inc.	50,766	200,526
Live Ventures, Inc.*	8,729	130,673
Lovesac Co. (The)*+	32,000	472,000
MarineMax, Inc.*+	56,400	1,366,572
Marriott Vacations Worldwide Corp.+	79,500	4,586,355
Monro, Inc.+	69,500	1,392,780
Motorcar Parts of America, Inc.*	94,121	1,161,453
Movado Group, Inc.	45,000	927,900
Newell Brands, Inc.	963,438	3,583,989
OneWater Marine, Inc., Class A*+	14,900	161,218
Outdoor Holding Co.*	281,200	480,852
Patrick Industries, Inc.+	147	15,939
Penn Entertainment, Inc.*+	305,400	4,504,650
Perdoceo Education Corp.	2,500	73,325
Petco Health & Wellness Co., Inc.*+	808,000	2,270,480
PetMed Express, Inc.*	25,000	80,000
Phinia, Inc.	139,000	8,713,910
Portillo’s, Inc., Class A*+	173,200	786,328
Rocky Brands, Inc.	27,200	797,776
Sally Beauty Holdings, Inc.*	327,448	4,669,408
Shoe Carnival, Inc.	84,312	1,423,187
Signet Jewelers, Ltd.	106,500	8,826,720

Industry Company	Shares	Value

Consumer Discretionary (continued)
Sonic Automotive, Inc., Class A	70,000	$4,330,200
Sportsman’s Warehouse Holdings, Inc.*	121,443	177,307
Standard Motor Products, Inc.	81,600	3,006,960
Stoneridge, Inc.*	43,900	254,181
Strattec Security Corp.*	16,012	1,219,154
Superior Group of Cos., Inc.	38,565	373,309
Target Hospitality Corp.*	80,000	640,800
Tilly’s, Inc., Class A*	1,600	3,184
Topgolf Callaway Brands Corp.*+	535,000	6,243,450
Traeger, Inc.*	272,300	294,084
Unifi, Inc.*	4,273	14,956
Universal Electronics, Inc.*	20,560	74,222
Upbound Group, Inc.	133,000	2,335,480
Vera Bradley, Inc.*	30,622	74,105
Victoria’s Secret & Co.*	232,448	12,591,708
Vince Holding Corp.*	41,263	168,353
Visteon Corp.+	43,500	4,136,850
Weyco Group, Inc.	40,000	1,223,600
Winnebago Industries, Inc.	56,000	2,269,120
Zumiez, Inc.*	51,028	1,329,279

		172,247,020

Consumer Staples - 4.51%
Andersons, Inc. (The)	103,973	5,528,244
B&G Foods, Inc.+	177,300	762,390
Central Garden & Pet Co.*+	28,000	900,200
Central Garden & Pet Co., Class A*	148,192	4,325,725
Coffee Holding Co., Inc.*	1,000	3,880
Dole PLC	327,500	4,909,225
Edgewell Personal Care Co.	101,500	1,730,575
Fresh Del Monte Produce, Inc.+	161,477	5,753,426
Grocery Outlet Holding Corp.*+	225,500	2,277,550
Hain Celestial Group, Inc. (The)*	126,500	135,355
HF Foods Group, Inc.*	38,826	83,476
Ingles Markets, Inc., Class A	48,400	3,317,820
Medifast, Inc.*+	15,366	164,109
Natural Alternatives International, Inc.*	18,100	64,798

24	Semi-Annual Report | December 31, 2025 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
Nu Skin Enterprises, Inc., Class A	132,000	$1,269,840
Olaplex Holdings, Inc.*+	1,429,000	1,914,860
Seneca Foods Corp., Class A*	20,900	2,312,167
Spectrum Brands Holdings, Inc.	56,600	3,343,928
United Natural Foods, Inc.*	241,900	8,144,773
USANA Health Sciences, Inc.*	32,800	643,864
Village Super Market, Inc., Class A	65,750	2,327,221
Weis Markets, Inc.	27,924	1,789,649

		51,703,075

Energy - 14.00%
Amplify Energy Corp.*	100,000	457,000
Ardmore Shipping Corp.	119,400	1,264,446
Barnwell Industries, Inc.*	15,500	17,205
Borr Drilling, Ltd.+	560,000	2,256,800
Bristow Group, Inc.*	109,333	4,003,774
Clean Energy Fuels Corp.*	600,000	1,260,000
Crescent Energy Co., Class A	565,655	4,745,845
DHT Holdings, Inc.	454,500	5,549,445
Diversified Energy Co.	202,542	2,932,808
Dorian LPG, Ltd.	136,300	3,317,542
Drilling Tools International Corp.*	71,741	175,765
Epsilon Energy, Ltd.+	80,000	371,200
Expro Group Holdings NV*	313,934	4,191,019
Forum Energy Technologies, Inc.*	28,900	1,067,855
FutureFuel Corp.	106,900	341,011
Geospace Technologies Corp.*	62,016	1,048,691
Gran Tierra Energy, Inc.*+	75,000	318,000
Gulfport Energy Corp.*	1,000	207,990
Helix Energy Solutions Group, Inc.*	330,406	2,071,646
Helmerich & Payne, Inc.+	170,000	4,875,600
Innovex International, Inc.*+	174,800	3,822,876
International Seaways, Inc.+	160,459	7,790,284
Kolibri Global Energy, Inc.*	20,000	78,600

Industry Company	Shares	Value

Energy (continued)
Liberty Energy, Inc.	402,500	$7,430,150
Mammoth Energy Services, Inc.*	121,500	224,775
Nabors Industries, Ltd.*+	32,000	1,737,600
NACCO Industries, Inc., Class A	23,892	1,171,664
National Energy Services Reunited Corp.*	267,100	4,182,786
Natural Gas Services Group, Inc.	94,752	3,188,405
Navigator Holdings, Ltd.+	195,100	3,379,132
NCS Multistage Holdings, Inc.*	10,000	394,900
Nordic American Tankers, Ltd.+	608,300	2,092,552
Northern Oil & Gas, Inc.+	225,000	4,830,750
Oil States International, Inc.*	245,700	1,663,389
Par Pacific Holdings, Inc.*+	125,100	4,396,014
Patterson-UTI Energy, Inc.	1,006,632	6,150,522
Peabody Energy Corp.	365,000	10,840,500
PrimeEnergy Resources Corp.*+	5,150	880,650
ProFrac Holding Corp., Class A*+	357,500	1,390,675
ProPetro Holding Corp.*	277,500	2,639,025
Ranger Energy Services, Inc., Class A	113,850	1,591,623
REX American Resources Corp.*	151,800	4,906,176
Ring Energy, Inc.*+	398,266	346,491
RPC, Inc.+	622,000	3,383,680
SandRidge Energy, Inc.	90,550	1,306,637
Scorpio Tankers, Inc.	30,000	1,524,900
Seadrill, Ltd.*	143,353	4,960,014
Select Water Solutions, Inc.	381,300	4,011,276
SFL Corp., Ltd.+	380,000	2,967,800
Smart Sand, Inc.	220,500	882,000
Summit Midstream Corp.*+	28,000	747,040
Talos Energy, Inc.*+	488,379	5,381,937
Teekay Corp., Ltd.	540,000	4,876,200
Teekay Tankers, Ltd., Class A	113,000	6,036,460
TETRA Technologies, Inc.*	400,000	3,748,000
US Energy Corp.*	27,000	24,937
VAALCO Energy, Inc.+	400,000	1,456,000

bridgewayfunds.com	25

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
World Kinect Corp.+	159,600	$3,739,428

		160,649,490

Financials - 35.04%
1st Source Corp.	69,800	4,361,802
Acacia Research Corp.*	145,000	542,300
ACNB Corp.	51,400	2,485,190
Alerus Financial Corp.	9,750	219,570
Amalgamated Financial Corp.	94,930	3,040,608
Amerant Bancorp, Inc.	100,000	1,951,000
American Coastal Insurance Corp.	25,000	315,750
AmeriServ Financial, Inc.	77,900	248,501
Ames National Corp.	6,008	137,944
Associated Capital Group, Inc., Class A	1,000	37,800
Atlanticus Holdings Corp.*	8,410	563,050
Auburn National BanCorp, Inc.	11,500	309,925
Banc of California, Inc.	287,500	5,545,875
Banco Latinoamericano de Comercio Exterior SA, Class E	108,400	4,834,640
Bank of Marin Bancorp	15,047	391,372
Bank of NT Butterfield & Son, Ltd. (The)	35,000	1,743,700
Bank of the James Financial Group, Inc.	13,000	241,540
BankUnited, Inc.	180,964	8,065,565
Bankwell Financial Group, Inc.	15,000	687,300
Banner Corp.	83,127	5,208,738
Bar Harbor Bankshares	50,966	1,582,494
BayCom Corp.	27,913	820,642
BCB Bancorp, Inc.	36,400	293,748
Beacon Financial Corp.	199,000	5,247,630
Blue Ridge Bankshares, Inc.	21,237	90,682
Bread Financial Holdings, Inc.	111,500	8,254,345
Bridgewater Bancshares, Inc.*	57,500	1,007,975
Burford Capital, Ltd.+	550,000	4,906,000
Burke & Herbert Financial Services Corp.	35,600	2,218,236
Business First Bancshares, Inc.	85,800	2,242,812
BV Financial, Inc.*	3,000	54,420
Byline Bancorp, Inc.	129,800	3,783,670

Industry Company	Shares	Value

Financials (continued)
C&F Financial Corp.	13,600	$987,224
California BanCorp	47,700	890,559
Camden National Corp.	10,000	433,800
Capital Bancorp, Inc.	73,950	2,083,172
Capital City Bank Group, Inc.	37,172	1,582,412
Carter Bankshares, Inc.*	44,385	872,609
CB Financial Services, Inc.+	20,400	711,144
Central Pacific Financial Corp.	67,000	2,087,720
CF Bankshares, Inc.	19,000	474,050
Chemung Financial Corp.	19,500	1,088,100
ChoiceOne Financial Services, Inc.	28,500	841,320
Citizens & Northern Corp.	15,500	312,635
Citizens Community Bancorp, Inc.	52,500	935,550
Citizens Financial Services, Inc.	2,472	140,953
Citizens, Inc.*+	169,500	818,685
Civista Bancshares, Inc.	32,523	722,661
CNB Financial Corp.+	102,505	2,682,556
Colony Bankcorp, Inc.	56,010	998,098
Community Trust Bancorp, Inc.	47,400	2,678,100
Community West Bancshares	14,930	335,925
ConnectOne Bancorp, Inc.+	124,214	3,256,891
Consumer Portfolio Services, Inc.*	146,650	1,368,245
Customers Bancorp, Inc.*	20,000	1,462,400
Dime Community Bancshares, Inc.	112,112	3,373,450
Donegal Group, Inc., Class A	46,175	922,577
Eagle Bancorp Montana, Inc.	21,000	417,900
Eagle Bancorp, Inc.+	45,070	965,399
Employers Holdings, Inc.	47,500	2,050,575
Encore Capital Group, Inc.*+	67,500	3,668,625
Enova International, Inc.*	67,407	10,596,380
Enterprise Financial Services Corp.	110,400	5,961,600
Equity Bancshares, Inc., Class A	78,891	3,522,483
EZCORP, Inc., Class A*+	291,706	5,664,931

26	Semi-Annual Report | December 31, 2025 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Farmers & Merchants Bancorp, Inc.	4,530	$111,982
Farmers National Banc Corp.	46,986	625,854
Federal Agricultural Mortgage Corp., Class C	26,600	4,670,162
Fidelis Insurance Holdings, Ltd.	292,000	5,714,440
Fidelity D&D Bancorp, Inc.	2,000	87,060
Financial Institutions, Inc.	70,000	2,181,900
Finwise Bancorp*+	30,700	550,758
First Bancorp, Inc. (The)	11,000	290,840
First Bank	85,230	1,402,886
First Busey Corp.	257,491	6,125,711
First Business Financial Services, Inc.	35,400	1,922,220
First Capital, Inc.	15,035	890,072
First Community Corp.	2,000	59,300
First Financial Bancorp	258,318	6,463,116
First Financial Corp.	39,362	2,378,252
First Guaranty Bancshares, Inc.	22,972	123,360
First Internet Bancorp	16,100	336,007
First Merchants Corp.	155,600	5,831,888
First Mid Bancshares, Inc.	51,500	2,008,500
First National Corp.+	30,800	777,392
First Northwest Bancorp	11,787	110,562
First Savings Financial Group, Inc.	20,700	659,502
First United Corp.	29,176	1,092,349
First US Bancshares, Inc.	6,468	90,358
First Western Financial, Inc.*	12,500	335,125
Firstsun Capital Bancorp*+	56,797	2,137,555
Flushing Financial Corp.	73,497	1,114,949
Franklin Financial Services Corp.	30,700	1,541,140
FS Bancorp, Inc.	39,000	1,605,630
FVCBankcorp, Inc.	42,499	591,161
Glacier Bancorp, Inc.+	3,000	132,150
Great Elm Group, Inc.*	4,500	11,475
Great Southern Bancorp, Inc.	3,000	184,680
Green Dot Corp., Class A*	130,000	1,665,300
Greenlight Capital Re, Ltd., Class A*	48,500	707,130

Industry Company	Shares	Value

Financials (continued)
Hamilton Insurance Group, Ltd., Class B*	286,500	$7,993,350
Hanmi Financial Corp.	68,558	1,853,123
Hanover Bancorp, Inc.	13,924	321,784
Hawthorn Bancshares, Inc.	28,404	990,732
Hennessy Advisors, Inc.	7,000	67,200
Heritage Commerce Corp.	132,464	1,590,893
Heritage Financial Corp.	122,500	2,897,125
Heritage Insurance Holdings, Inc.*	97,100	2,841,146
Hilltop Holdings, Inc.	163,700	5,555,978
Home Bancorp, Inc.	30,494	1,762,553
HomeTrust Bancshares, Inc.	42,500	1,824,950
Hope Bancorp, Inc.	313,300	3,433,768
Horace Mann Educators Corp.	142,000	6,557,560
Horizon Bancorp, Inc.	92,667	1,571,632
Independent Bank Corp.	23,677	1,730,315
Investar Holding Corp.	43,000	1,148,960
Investors Title Co.	494	123,322
James River Group Holdings, Inc.+	2,000	12,720
Kearny Financial Corp.	136,462	1,011,183
Landmark Bancorp, Inc.	19,521	511,255
LCNB Corp.	43,600	714,604
LendingTree, Inc.*	5,000	265,450
LINKBANCORP, Inc.	66,000	545,160
Live Oak Bancshares, Inc.	90,419	3,105,893
Magyar Bancorp, Inc.	1,000	17,515
MainStreet Bancshares, Inc.	20,380	414,937
Medallion Financial Corp.+	54,659	562,441
Mercantile Bank Corp.	47,300	2,275,130
Meridian Corp.	43,800	770,004
Metrocity Bankshares, Inc.	9,291	246,583
Metropolitan Bank Holding Corp.	23,300	1,779,188
Mid Penn Bancorp, Inc.+	51,603	1,600,725
Middlefield Banc Corp.	30,000	1,036,200
Midland States Bancorp, Inc.	43,200	914,544
MidWestOne Financial Group, Inc.	34,760	1,338,260
MVB Financial Corp.	32,600	842,058
National Bank Holdings Corp., Class A	30,000	1,140,300

bridgewayfunds.com	27

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Navient Corp.	355,000	$4,615,000
NB Bancorp, Inc.	40,000	792,800
NBT Bancorp, Inc.	7,280	302,266
NI Holdings, Inc.*	50,000	665,000
Northeast Community Bancorp, Inc.	53,139	1,201,473
Northfield Bancorp, Inc.	101,800	1,163,574
Northwest Bancshares, Inc.	386,200	4,634,400
OceanFirst Financial Corp.	125,323	2,249,548
Octave Specialty Group, Inc.*	85,000	661,300
OFG Bancorp	40,000	1,639,200
Ohio Valley Banc Corp.	15,700	627,686
Old Second Bancorp, Inc.	132,603	2,585,759
Onity Group, Inc.*	42,501	1,946,121
OP Bancorp	91,900	1,297,628
Oportun Financial Corp.*	69,003	365,026
Oppenheimer Holdings, Inc., Class A	26,993	1,951,324
OptimumBank Holdings, Inc.*	15,000	63,750
Origin Bancorp, Inc.	63,222	2,377,779
Parke Bancorp, Inc.	47,099	1,179,359
Pathfinder Bancorp, Inc.	10,200	143,922
Pathward Financial, Inc.	884	62,764
Paysafe, Ltd.*+	122,178	988,420
PCB Bancorp	58,600	1,268,690
Peapack-Gladstone Financial Corp.	43,894	1,222,448
Peoples Bancorp of North Carolina, Inc.	25,617	927,335
Peoples Bancorp, Inc.	107,270	3,221,318
Peoples Financial Services Corp.	22,900	1,115,459
Plumas Bancorp	2,000	89,380
Primis Financial Corp.	31,600	439,556
Princeton Bancorp, Inc.	32,480	1,126,731
PROG Holdings, Inc.	85,000	2,506,650
Provident Financial Holdings, Inc.	26,600	423,206
Provident Financial Services, Inc.	342,631	6,766,962
QCR Holdings, Inc.	53,000	4,414,900
RBB Bancorp	65,883	1,359,825
Red River Bancshares, Inc.	1,907	136,217
Regional Management Corp.	56,100	2,173,875
Renasant Corp.	197,680	6,962,290

Industry Company	Shares	Value

Financials (continued)
Repay Holdings Corp.*	120,000	$438,000
Republic Bancorp, Inc., Class A	49,362	3,405,484
Rhinebeck Bancorp, Inc.*	15,000	180,300
Richmond Mutual BanCorp, Inc.+	11,300	158,652
Riverview Bancorp, Inc.	119,500	599,890
S&T Bancorp, Inc.	111,501	4,387,564
SB Financial Group, Inc.	35,490	790,362
Security National Financial Corp., Class A*	79,071	712,430
Shore Bancshares, Inc.	95,510	1,688,617
Sierra Bancorp	53,000	1,732,040
Simmons First National Corp., Class A	307,800	5,802,030
SiriusPoint, Ltd.*	399,455	8,744,070
SmartFinancial, Inc.	56,500	2,089,935
South Plains Financial, Inc.	89,700	3,480,360
Southern First Bancshares, Inc.*	19,038	980,838
Southern Missouri Bancorp, Inc.	26,000	1,537,120
Southside Bancshares, Inc.	30,500	926,895
Stellar Bancorp, Inc.	104,200	3,223,948
Summit State Bank*	21,000	244,230
Third Coast Bancshares, Inc.*	58,000	2,204,580
Timberland Bancorp, Inc.	47,900	1,714,820
Tiptree, Inc.	90,000	1,644,300
TrustCo Bank Corp. NY+	46,680	1,929,284
Trustmark Corp.	145,500	5,667,225
UMB Financial Corp.	1,005	115,615
Union Bankshares, Inc.	139	3,298
United Bancorp, Inc.	8,400	120,540
United Fire Group, Inc.	77,000	2,798,950
United Security Bancshares	50,000	503,500
Unity Bancorp, Inc.	36,156	1,869,988
Universal Insurance Holdings, Inc.	91,617	3,096,655
Univest Financial Corp.	100,137	3,278,485
US Global Investors, Inc., Class A	20,000	48,200
Velocity Financial, Inc.*	1,998	41,478
WaFd, Inc.	192,252	6,157,832
Waterstone Financial, Inc.	44,500	736,475
WesBanco, Inc.	198,240	6,589,498

28	Semi-Annual Report | December 31, 2025 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
West BanCorp, Inc.	10,000	$221,900
Western New England Bancorp, Inc.	74,897	945,200
Westwood Holdings Group, Inc.	26,452	455,239
World Acceptance Corp.*	20,100	2,821,839

		401,999,467

Health Care - 4.38%
AdaptHealth Corp.*	383,400	3,818,664
American Shared Hospital Services*	8,500	17,935
AMN Healthcare Services, Inc.*	81,000	1,276,560
Amphastar Pharmaceuticals, Inc.*	109,142	2,922,823
Ardent Health, Inc.*+	394,833	3,486,375
Avanos Medical, Inc.*	97,117	1,090,624
Aytu BioPharma, Inc.*	1,500	3,900
CareCloud, Inc.*	130,300	380,476
Castle Biosciences, Inc.*	79,000	3,073,100
Claritev Corp.*	2	86
DocGo, Inc.*	180,000	158,004
Enhabit, Inc.*	145,379	1,340,394
FONAR Corp.*	20,420	378,995
Kiora Pharmaceuticals, Inc.*	2,000	3,940
Monte Rosa Therapeutics, Inc.*+	190,000	2,979,200
OraSure Technologies, Inc.*	15,000	36,300
Pacira BioSciences, Inc.*+	129,300	3,346,284
Pediatrix Medical Group, Inc.*	265,000	5,668,350
Perrigo Co. PLC	303,475	4,224,372
Puma Biotechnology, Inc.*	68,000	404,600
QuidelOrtho Corp.*+	156,100	4,458,216
Retractable Technologies, Inc.*	9,430	7,281
Select Medical Holdings Corp.	316,505	4,700,099
Spero Therapeutics, Inc.*	50,000	116,500
Tactile Systems Technology, Inc.*	57,500	1,667,500
Teladoc Health, Inc.*+	508,500	3,559,500
Vanda Pharmaceuticals, Inc.*	100	882
Varex Imaging Corp.*	95,700	1,114,905

Industry Company	Shares	Value

Health Care (continued)
Voyager Therapeutics, Inc.*	600	$2,358

		50,238,223

Industrials - 13.28%
ACCO Brands Corp.	211,300	788,149
Air Industries Group*	9	28
Alight, Inc., Class A	1,225,395	2,389,520
Allegiant Travel Co.*+	57,947	4,941,141
Alpha Pro Tech, Ltd.*	39,124	173,711
Ameresco, Inc., Class A*	146,472	4,290,165
American Woodmark Corp.*	56,309	3,035,055
Atkore, Inc.	91,400	5,781,050
Avalon Holdings Corp., Class A*	16,900	45,461
AZZ, Inc.	1,600	171,488
BGSF, Inc.+	45,100	208,813
BlueLinx Holdings, Inc.*	17,400	1,068,882
BrightView Holdings, Inc.*	393,700	4,988,179
Broadwind, Inc.*	5,000	14,150
Caesarstone, Ltd.*	8,177	15,209
CBAK Energy Technology, Inc.*	285,000	238,003
Civeo Corp.	42,255	966,372
Columbus McKinnon Corp.	75,000	1,293,750
CompX International, Inc.	1,000	23,270
Concentrix Corp.	136,643	5,681,616
Concrete Pumping Holdings, Inc.	245,000	1,643,950
Conduent, Inc.*	323,022	620,202
Costamare Bulkers Holdings, Ltd.*	59,800	921,518
Costamare, Inc.	418,300	6,604,957
Covenant Logistics Group, Inc.	120,800	2,662,432
Custom Truck One Source, Inc.*+	35,000	201,600
Deluxe Corp.	187,000	4,175,710
DLH Holdings Corp.*+	38,291	216,344
DNOW, Inc.*	575,697	7,627,985
Eastern Co. (The)	19,601	385,944
Ennis, Inc.	9,900	178,299
Enviri Corp.*+	6,000	107,520
Genco Shipping & Trading, Ltd.+	180,900	3,333,987
Gencor Industries, Inc.*	4,219	54,678
Great Lakes Dredge & Dock Corp.*	196,000	2,571,520

bridgewayfunds.com	29

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Greenbrier Cos., Inc. (The)	90,000	$4,206,600
Greenland Technologies Holding Corp.*	5,000	3,064
Heartland Express, Inc.	177,116	1,599,357
Himalaya Shipping, Ltd.+	400	3,640
Hudson Technologies, Inc.*	15,000	102,750
Hurco Cos., Inc.*	13,129	202,843
Hyster-Yale, Inc.	28,000	831,880
JetBlue Airways Corp.*+	835,900	3,803,345
Kelly Services, Inc., Class A	84,383	742,570
Kennametal, Inc.	243,500	6,917,835
L B Foster Co., Class A*	19,000	512,050
Luxfer Holdings PLC	75,100	1,016,103
Manitowoc Co., Inc. (The)*	101,900	1,221,781
ManpowerGroup, Inc.	79,000	2,348,670
Mastech Digital, Inc.*	1,000	6,980
Masterbrand, Inc.*+	291,352	3,216,526
Mayville Engineering Co., Inc.*+	97,810	1,831,003
MillerKnoll, Inc.	157,500	2,879,100
Mistras Group, Inc.*+	137,050	1,733,683
NL Industries, Inc.	66,962	366,282
NPK International, Inc.*	250,000	2,980,000
NWPX Infrastructure, Inc.*	40,000	2,499,600
PAMT CORP*	94,220	1,138,178
Pangaea Logistics Solutions, Ltd.	296,300	2,038,544
Park-Ohio Holdings Corp.	22,484	470,815
Perma-Pipe International Holdings, Inc.*	14,000	425,040
Preformed Line Products Co.	1,000	206,710
Proficient Auto Logistics, Inc.*	50,000	482,000
Proto Labs, Inc.*	1,000	50,590
Quanex Building Products Corp.	101,900	1,567,222
Safe Bulkers, Inc.	542,100	2,612,922
SkyWest, Inc.*	3,696	371,115
Sun Country Airlines Holdings, Inc.*	148,800	2,141,232
Titan International, Inc.*+	183,700	1,438,371
Titan Machinery, Inc.*	67,100	1,009,184
Trinity Industries, Inc.	217,500	5,750,700
TTEC Holdings, Inc.*+	12,000	43,200

Industry Company	Shares	Value

Industrials (continued)
Tutor Perini Corp.	149,500	$10,019,490
Twin Disc, Inc.	5,000	83,400
Ultralife Corp.*	20,900	119,548
Universal Logistics Holdings, Inc.+	61,829	939,183
V2X, Inc.*	114,586	6,250,666
Vestis Corp.+	100,000	667,000
Virco Mfg. Corp.	35,400	226,206
Wabash National Corp.	87,700	758,605
Werner Enterprises, Inc.+	137,459	4,125,145
Willis Lease Finance Corp.+	21,593	2,928,875

		152,310,261

Information Technology - 3.57%
Alpha & Omega Semiconductor, Ltd.*	20,000	396,200
Amtech Systems, Inc.*	49,200	617,460
AstroNova, Inc.*	1,274	11,020
Benchmark Electronics, Inc.	118,590	5,070,909
Data Storage Corp.*	2,266	11,602
Eastman Kodak Co.*	298,000	2,521,080
Key Tronic Corp.*	35,100	97,929
Kimball Electronics, Inc.*	77,200	2,147,704
KVH Industries, Inc.*	50,000	348,500
Methode Electronics, Inc.	46,500	308,760
NETGEAR, Inc.*	132,900	3,260,037
NetScout Systems, Inc.*	198,000	5,357,880
NetSol Technologies, Inc.*	2,500	7,575
Photronics, Inc.*	166,050	5,313,600
Richardson Electronics, Ltd.	25,800	280,704
ScanSource, Inc.*	100,301	3,917,757
Synchronoss Technologies, Inc.*	2,000	17,120
Trio-Tech International*	21,800	288,632
Viasat, Inc.*	310,000	10,682,600
Vishay Precision Group, Inc.*	5,000	192,500
WidePoint Corp.*	11,000	59,070
Xerox Holdings Corp.+	33,000	78,210

		40,986,849

Materials - 5.39%
AdvanSix, Inc.	61,700	1,067,410
Alto Ingredients, Inc.*	77,000	221,760
Ampco-Pittsburgh Corp.*	25,000	133,250

30	Semi-Annual Report | December 31, 2025 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Industry Company	Shares	Value

Common Stocks (continued)
Materials (continued)
Ascent Industries Co.*	16,100	$260,659
Caledonia Mining Corp. PLC	41,900	1,096,523
Clearwater Paper Corp.*	37,000	643,800
Constellium SE*	272,500	5,136,625
Core Molding Technologies, Inc.*	37,900	759,895
Ecovyst, Inc.*	286,875	2,791,294
Ferroglobe PLC+	536,100	2,487,504
Friedman Industries, Inc.	20,300	415,947
Intrepid Potash, Inc.*	38,556	1,069,158
Kaiser Aluminum Corp.	51,434	5,907,709
Koppers Holdings, Inc.	50,953	1,379,807
Kronos Worldwide, Inc.	800	3,536
LSB Industries, Inc.*+	210,400	1,788,400
Magnera Corp.*	3,846	58,228
Mativ Holdings, Inc.	90,000	1,093,500
McEwen, Inc.*+	170,000	3,146,700
Mercer International, Inc.	134,213	265,742
O-I Glass, Inc.*	446,200	6,585,912
Olympic Steel, Inc.	47,267	2,022,319
Ramaco Resources, Inc., Class A*	1,400	25,200
Ramaco Resources, Inc., Class B+	52	611
Ranpak Holdings Corp.*+	290,700	1,572,687
Rayonier Advanced Materials, Inc.*	246,091	1,449,476
Ryerson Holding Corp.+	100,000	2,516,000
Stepan Co.	50,321	2,383,202
SunCoke Energy, Inc.	370,000	2,664,000
Sylvamo Corp.	85,898	4,135,989
Tronox Holdings PLC+	333,000	1,388,610
Valhi, Inc.	86,391	1,041,011
Warrior Met Coal, Inc.	13,992	1,233,675
Worthington Steel, Inc.	146,000	5,054,520

		61,800,659

Real Estate - 0.56%
AMREP Corp.*	52,000	977,600
Anywhere Real Estate, Inc.*	335,000	4,743,600
RE/MAX Holdings, Inc., Class A*	75,000	569,250

Industry Company		Shares	Value

Real Estate (continued)
Transcontinental Realty Investors, Inc.*		1,400	$82,068

			6,372,518

TOTAL COMMON STOCKS - 99.73%			1,144,076,889

(Cost $884,668,759)

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%		221	4,342

TOTAL PREFERRED STOCK - 0.00%			4,342

(Cost $4,597)

RIGHTS - 0.00%
Resolute Forest Products, Inc., CVR, expiring 12/31/49*Δ#		335,500	50,325

TOTAL RIGHTS - 0.00%			50,325

(Cost $ — )

	Rate^	Shares	Value

MONEY MARKET FUND - 0.20%
Fidelity Investments Money Market Government Portfolio Class I	3.67%	2,264,684	2,264,684

TOTAL MONEY MARKET FUND - 0.20%			2,264,684

(Cost $2,264,684)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.38%
Dreyfus Institutional Preferred Government Money Market Fund**	3.71%	4,341,456	4,341,456

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.38%			4,341,456

(Cost $4,341,456)

TOTAL INVESTMENTS - 100.31%			$1,150,737,696
(Cost $891,279,496)
Liabilities in Excess of Other Assets - (0.31%)			(3,605,084)

NET ASSETS - 100.00%			$1,147,132,612

bridgewayfunds.com	31

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

*   Non-income producing security.

+    This security or a portion of the security is out on loan as of December 31, 2025. Total loaned securities had a value of $155,352,708 as of December 31, 2025. See Note 2 for disclosure of cash and non-cash collateral.

#    Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $50,325, which is 0.01% of total net assets.

Δ    Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

^  Rate disclosed as of December 31, 2025.

**   This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2025.

CVR-Contingent Value Right

PLC - Public Limited Company

32	Semi-Annual Report | December 31, 2025 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2025:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$171,865,348	$381,672	$–	$172,247,020
Financials	401,961,667	37,800	–	401,999,467
Other Industries (a)	569,830,402	–	–	569,830,402

Total Common Stocks	1,143,657,417	419,472	–	1,144,076,889
Preferred Stock	4,342	–	–	4,342
Rights	–	–	50,325	50,325
Money Market Fund	2,264,684	–	–	2,264,684
Investments Purchased With Cash Proceeds From Securities Lending	4,341,456	–	–	4,341,456

TOTAL	$1,150,267,899	$419,472	$50,325	$1,150,737,696

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
Rights

Balance as of 06/30/2025	$97,595
Purchases/Issuances	–
Sales/Expirations	(600)
Return of Capital	–
Realized Gain/(Loss)	600
Change in unrealized Appreciation/(Depreciation)	(47,270)
Transfers in	–
Transfers out	–

Balance as of 12/31/2025	$50,325

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2025	$(47,270)

See Notes to Financial Statements.

bridgewayfunds.com	33

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2025

	Rate^	Shares	Value
MONEY MARKET FUND - 70.02%
Fidelity Investments Money Market Government Portfolio Class I	3.67%	25,729,516 $	25,729,516

TOTAL MONEY MARKET FUND - 70.02%			25,729,516

(Cost $25,729,516)

TOTAL INVESTMENTS - 70.02%			$25,729,516
(Cost $25,729,516)

Other Assets in Excess of Liabilities - 29.98%			11,018,591

NET ASSETS - 100.00%			$36,748,107

^	Rate disclosed as of December 31, 2025.

Summary of inputs used to value the Fund’s investments as of 12/31/2025:

Valuation Inputs

Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Money Market Fund	$25,729,516	$–	$–	$25,729,516
OTC Total Return Swaps	–	276,656	142	276,798

TOTAL	$25,729,516	$276,656	$142	$26,006,314

34	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Communication Services
Cellcom Israel, Ltd.	SHIR	Monthly	JPMorgan Chase	01/20/2027	6,951	$83,958	$81,865	$(2,853)
EverQuote, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	01/06/2027	3,201	88,508	86,427	(2,294)
Konami Group Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	100	14,555	13,581	(967)
Magyar Telekom
Telecommunications PLC	BUBOR01M	Monthly	JPMorgan Chase	01/07/2027	25,068	134,239	137,258	1,449
Millicom International Cellular SA	OBFR01	Monthly	JPMorgan Chase	10/06/2026	3,100	155,403	171,864	16,086
Mobvista, Inc.	HIHD01M	Monthly	JPMorgan Chase	04/15/2026	83,000	154,665	162,821	7,889
NHN Corp.	OBFR01	Monthly	JPMorgan Chase	10/08/2026	7,524	152,997	151,720	(1,670)
NOS SGPS SA	ESTRON	Monthly	JPMorgan Chase	05/26/2026	24,629	106,951	116,099	7,987
Proximus SADP	ESTRON	Monthly	JPMorgan Chase	09/09/2026	17,134	139,432	142,293	1,377
SmarTone Telecommunications Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	05/27/2026	25,500	15,500	15,399	(131)
Storytel AB	STIB1M	Monthly	JPMorgan Chase	07/14/2026	10,796	87,441	97,567	8,976
TIM SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026	28,100	122,156	109,055	(11,423)
XD, Inc.	HIHD01M	Monthly	JPMorgan Chase	05/27/2026	19,000	154,191	158,462	3,966

						1,409,996	1,444,411	28,392

Consumer Discretionary
AcadeMedia AB	STIB1M	Monthly	JPMorgan Chase	12/30/2026	11,879	125,295	127,312	567
Brilliance China
Automotive Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/02/2026	348,000	186,933	181,169	(6,095)
C&A MODAS SA	OBFR01	Monthly	JPMorgan Chase	10/07/2026	48,000	118,648	111,103	(3,993)
Chow Sang Sang Holdings International, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/20/2027	59,000	90,841	92,720	1,809
Clas Ohlson AB, Class B	STIB1M	Monthly	JPMorgan Chase	01/21/2026	4,549	145,911	149,564	1,735
Cogna Educacao SA	OBFR01	Monthly	JPMorgan Chase	07/14/2026	252,010	155,930	145,250	(10,716)
Currys PLC	SONIO/N	Monthly	JPMorgan Chase	02/18/2026	80,142	140,594	135,748	(6,073)
Cyrela Brazil Realty SA
Empreendimentos e Participacoes	OBFR01	Monthly	JPMorgan Chase	01/20/2027	10,100	55,856	54,436	(1,502)
D’ieteren Group	ESTRON	Monthly	JPMorgan Chase	12/30/2026	917	157,498	165,171	6,766
Eagers Automotive, Ltd.	BBSW1M	Monthly	JPMorgan Chase	05/26/2026	10,416	173,240	170,882	(3,860)
Groupe Dynamite, Inc.	CAONREPO	Monthly	JPMorgan Chase	10/06/2026	2,800	172,053	168,647	(5,273)

bridgewayfunds.com	35

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Discretionary – (continued)
Kaufman & Broad SA	ESTRON	Monthly	JPMorgan Chase	01/07/2027	4,887	$165,278	$171,379	$4,307
Kia Corp.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	1,111	93,238	94,183	706
Kohl’s Corp.	OBFR01	Monthly	JPMorgan Chase	10/06/2026	7,255	171,436	148,075	(23,775)
Magazine Luiza SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026	99,330	172,909	161,321	(12,022)
Mazda Motor Corp.	MUTKCALM	Monthly	JPMorgan Chase	11/04/2026	22,700	167,049	175,294	8,326
Moonpig Group PLC	SONIO/N	Monthly	JPMorgan Chase	01/07/2027	45,690	123,549	125,023	(316)
Petronas Dagangan Bhd	OBFR01	Monthly	JPMorgan Chase	08/05/2026	18,600	86,770	91,436	4,428
Pop Mart International Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/07/2027	5,200	127,234	125,459	(2,027)
RealReal, Inc. (The)	OBFR01	Monthly	JPMorgan Chase	04/14/2026	7,927	116,131	125,088	8,677
Rush Street Interactive, Inc.	OBFR01	Monthly	JPMorgan Chase	01/06/2027	6,457	123,845	125,460	1,315
TCL Electronics Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/21/2026	118,000	165,894	157,633	(8,590)
Token Corp.	MUTKCALM	Monthly	JPMorgan Chase	10/07/2026	1,200	107,519	112,364	4,897
Valeo SE	ESTRON	Monthly	JPMorgan Chase	12/30/2026	8,971	119,182	121,745	1,770
Vulcabras SA	OBFR01	Monthly	JPMorgan Chase	11/04/2026	44,200	162,305	161,245	(1,467)
Wayfair, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/01/2026	895	83,512	89,867	6,153
Wowprime Corp.	OBFR01	Monthly	JPMorgan Chase	01/21/2026	21,000	142,094	145,059	2,596
Youngone Holdings Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	1,168	159,151	155,268	(4,123)

						3,809,895	3,787,901	(35,780)

Consumer Staples
APR Corp.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	910	155,958	145,911	(10,447)
Axial Retailing, Inc.	MUTKCALM	Monthly	JPMorgan Chase	11/04/2026	22,400	158,614	164,883	6,345
BGF retail Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	2,194	164,926	159,388	(5,866)
Bumitama Agri, Ltd.	SIBCSORA	Monthly	JPMorgan Chase	01/20/2027	129,800	135,086	136,323	682
Carrefour SA	ESTRON	Monthly	JPMorgan Chase	12/30/2026	4,363	69,055	72,799	2,995
China Foods, Ltd.	HIHD01M	Monthly	JPMorgan Chase	03/09/2026	300,000	170,016	167,138	(3,215)
Chocoladefabriken Lindt & Spruengli AG	SSARON	Monthly	JPMorgan Chase	12/30/2026	11	159,716	160,731	(653)
DFI Retail Group Holdings, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	12,500	50,515	49,337	(1,244)
Distribuidora Internacional de Alimentacion SA	ESTRON	Monthly	JPMorgan Chase	04/15/2026	4,420	180,874	190,170	7,333

36	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Staples – (continued)
GS Retail Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	4,458	$66,452	$62,190	$(4,362)
Harim Holdings Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	10/08/2026	23,243	140,210	171,345	32,403
HelloFresh SE	ESTRON	Monthly	JPMorgan Chase	01/21/2026	15,055	97,170	107,999	9,774
Herbalife, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	4,607	65,577	59,384	(6,286)
Life Corp.	MUTKCALM	Monthly	JPMorgan Chase	03/09/2026	8,000	127,100	130,541	3,503
MBRF Global Foods Co. SA	OBFR01	Monthly	JPMorgan Chase	01/07/2027	42,300	151,845	153,888	1,661
Minerva SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026	115,300	129,105	120,926	(8,503)
Thai Vegetable Oil PCL	OBFR01	Monthly	JPMorgan Chase	09/09/2026	69,400	46,116	49,341	3,102
Triputra Agro Persada PT	OBFR01	Monthly	JPMorgan Chase	11/03/2026	1,864,400	166,385	167,712	915
United Natural Foods, Inc.	OBFR01	Monthly	JPMorgan Chase	02/18/2026	3,181	99,947	107,104	6,916
Valor Holdings Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	3,800	83,657	81,759	(1,344)

						2,418,324	2,458,869	33,709

Energy
Adaro Andalan Indonesia PT	OBFR01	Monthly	JPMorgan Chase	01/20/2027	317,800	135,028	132,747	(2,500)
Aker Solutions ASA	NIBOR1M	Monthly	JPMorgan Chase	04/15/2026	48,610	148,212	148,612	(1,084)
Cardinal Energy, Ltd.	CAONREPO	Monthly	JPMorgan Chase	09/09/2026	24,749	160,080	156,693	(4,202)
Delek Group, Ltd.	SHIR	Monthly	JPMorgan Chase	05/27/2026	418	108,895	111,560	575
Enerflex, Ltd.	CAONREPO	Monthly	JPMorgan Chase	10/06/2026	9,688	151,064	149,356	(3,347)
Friedrich Vorwerk Group SE	ESTRON	Monthly	JPMorgan Chase	09/09/2026	1,344	134,094	127,330	(8,219)
Harbour Energy PLC	SONIO/N	Monthly	JPMorgan Chase	12/02/2026	57,876	156,038	152,271	(6,029)
HD Hyundai Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	1,139	160,346	149,085	(11,673)
Indo Tambangraya Megah Tbk PT	OBFR01	Monthly	JPMorgan Chase	05/29/2026	82,300	108,023	107,866	(454)
Modec, Inc.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	2,100	169,007	159,421	(8,356)
ORLEN SA	WIBO1M	Monthly	JPMorgan Chase	10/07/2026	3,193	81,706	85,243	2,409
Parex Resources, Inc.	CAONREPO	Monthly	JPMorgan Chase	03/06/2026	13,323	172,735	179,090	4,480
Technip Energies NV	ESTRON	Monthly	JPMorgan Chase	04/15/2026	1,325	49,300	50,458	623
Tecnicas Reunidas SA	ESTRON	Monthly	JPMorgan Chase	01/20/2027	1,502	48,119	48,570	308
TGS ASA	NIBOR1M	Monthly	JPMorgan Chase	12/30/2026	19,911	172,701	180,496	6,083

						1,955,348	1,938,798	(31,386)

bridgewayfunds.com	37

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Financials
Aberdeen Group PLC	SONIO/N	Monthly	JPMorgan Chase	09/09/2026	26,603	$69,385	$73,397	$3,006
Absa Group, Ltd.	JIBA1M	Monthly	JPMorgan Chase	01/21/2027	4,646	66,036	67,148	258
Adamas Trust, Inc.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	6,300	45,360	45,990	1,969
Admiral Group PLC	SONIO/N	Monthly	JPMorgan Chase	10/07/2026	3,441	140,624	147,199	4,536
AIB Group PLC	ESTRON	Monthly	JPMorgan Chase	01/20/2027	7,313	78,697	78,179	(742)
Anadolu Hayat Emeklilik AS	OBFR01	Monthly	JPMorgan Chase	09/09/2026	72,192	171,133	165,250	(6,365)
Annaly Capital Management, Inc.	OBFR01	Monthly	JPMorgan Chase	01/06/2027	5,846	130,892	130,717	3,601
Apollo Commercial Real Estate Finance, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	8,849	89,463	85,658	(1,809)
Azimut Holding S.p.A	ESTRON	Monthly	JPMorgan Chase	12/02/2026	3,159	131,331	131,597	(1,163)
Banca IFIS S.p.A	ESTRON	Monthly	JPMorgan Chase	01/20/2027	3,384	100,879	100,498	(681)
Banca Mediolanum S.p.A	ESTRON	Monthly	JPMorgan Chase	09/09/2026	7,766	168,618	176,339	5,885
Banca Monte dei Paschi di Siena S.p.A	ESTRON	Monthly	JPMorgan Chase	06/17/2026	14,013	130,283	149,199	17,498
Banco BPM S.p.A	ESTRON	Monthly	JPMorgan Chase	12/02/2026	10,220	146,882	155,190	6,709
Banco de Chile	OBFR01	Monthly	JPMorgan Chase	06/17/2026	1,020,007	193,043	197,017	3,485
Banco do Estado do Rio Grande do Sul SA	OBFR01	Monthly	JPMorgan Chase	09/10/2026	44,700	121,122	124,159	5,753
Bank Leumi Le-Israel BM	SHIR	Monthly	JPMorgan Chase	05/27/2026	6,241	142,384	137,537	(7,580)
Bank of Ireland Group PLC	ESTRON	Monthly	JPMorgan Chase	01/20/2027	3,584	68,945	68,545	(595)
Bank Polska Kasa Opieki SA	WIBO1M	Monthly	JPMorgan Chase	06/17/2026	2,545	142,632	144,357	(245)
BPER Banca S.p.A	ESTRON	Monthly	JPMorgan Chase	06/17/2026	12,961	161,304	175,135	12,076
Canara Bank	OBFR01	Monthly	JPMorgan Chase	09/08/2026	98,617	159,563	170,079	10,067
China Life Insurance Co., Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	11/03/2026	48,000	167,410	169,677	1,935
Coronation Fund Managers, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/31/2026	59,475	161,108	167,680	1,672
Dah Sing Banking Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	10/07/2026	101,600	140,357	139,425	(1,209)
Ellington Financial, Inc.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	11,318	156,641	153,698	(1,808)
Fiera Capital Corp.	CAONREPO	Monthly	JPMorgan Chase	09/09/2026	32,226	139,349	145,569	4,708
Grupo Cibest SA	OBFR01	Monthly	JPMorgan Chase	06/23/2026	11,128	179,494	176,014	(3,991)
Grupo de Inversiones Suramericana SA	OBFR01	Monthly	JPMorgan Chase	12/02/2026	2,567	38,065	36,654	(1,520)

38	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Financials – (continued)
Helia Group, Ltd.	BBSW1M	Monthly	JPMorgan Chase	07/14/2026	39,908	$152,818	$146,281	$(7,754)
Industrivarden AB, Class A	STIB1M	Monthly	JPMorgan Chase	12/02/2026	2,482	106,095	111,190	3,700
Industrivarden AB, Class C	STIB1M	Monthly	JPMorgan Chase	12/02/2026	2,486	106,399	111,281	3,483
Is Yatirim Menkul Degerler AS	OBFR01	Monthly	JPMorgan Chase	06/02/2026	108,215	103,477	99,757	(3,952)
JSE, Ltd.	JIBA1M	Monthly	JPMorgan Chase	10/08/2026	18,206	142,252	157,686	11,055
Korea Investment Holdings Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	10/08/2026	1,225	133,797	137,929	3,789
Mandatum Oyj	ESTRON	Monthly	JPMorgan Chase	04/15/2026	22,081	169,767	177,829	6,219
Moneta Money Bank AS	PRIB01M	Monthly	JPMorgan Chase	02/18/2026	17,026	154,320	160,006	3,237
New China Life Insurance Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	12/30/2026	16,900	166,046	168,619	2,230
New China Life Insurance Co., Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	06/17/2026	22,300	143,717	156,251	12,250
Ninety One PLC	SONIO/N	Monthly	JPMorgan Chase	09/09/2026	49,585	136,987	144,470	5,497
Ninety One, Ltd.	JIBA1M	Monthly	JPMorgan Chase	07/15/2026	60,948	166,210	175,962	4,636
Piraeus Financial Holdings SA	ESTRON	Monthly	JPMorgan Chase	01/21/2027	9,914	84,028	79,156	(4,730)
Plus500, Ltd.	SONIO/N	Monthly	JPMorgan Chase	01/07/2027	1,221	55,364	59,638	3,472
Polar Capital Holdings PLC	SONIO/N	Monthly	JPMorgan Chase	09/09/2026	22,827	163,892	163,233	1,258
Rithm Capital Corp.	OBFR01	Monthly	JPMorgan Chase	01/06/2027	5,908	66,229	64,397	(514)
Svenska Handelsbanken AB, Class A	STIB1M	Monthly	JPMorgan Chase	01/08/2027	11,215	158,554	162,478	1,839
Swedbank AB, Class A	STIB1M	Monthly	JPMorgan Chase	05/26/2026	5,333	175,981	185,029	6,733
Unicaja Banco SA	ESTRON	Monthly	JPMorgan Chase	09/09/2026	35,148	108,845	114,372	4,345
XTB SA	WIBO1M	Monthly	JPMorgan Chase	12/30/2026	3,028	60,405	60,444	(795)

						5,996,183	6,147,915	111,448

Health Care
3SBio, Inc.	HIHD01M	Monthly	JPMorgan Chase	07/14/2026	50,000	175,034	155,252	(20,084)
Aveanna Healthcare Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	10/06/2026	18,835	170,524	153,882	(16,995)
Cardinal Health, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	773	153,216	158,851	5,265
Consun Pharmaceutical Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/07/2027	90,000	173,024	181,153	7,787
Draegerwerk AG & Co. KGaA	ESTRON	Monthly	JPMorgan Chase	03/09/2026	1,836	143,638	148,930	3,733
Extendicare, Inc.	CAONREPO	Monthly	JPMorgan Chase	01/06/2027	12,732	209,466	198,046	(13,360)

bridgewayfunds.com	39

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care – (continued)
Gubra A/S	CIBO01M	Monthly	JPMorgan Chase	10/07/2026	2,389	$189,155	$192,156	$940
Indivior PLC	OBFR01	Monthly	JPMorgan Chase	09/09/2026	5,109	181,114	183,311	1,759
McKesson Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	206	167,499	168,980	1,246
Medpace Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	10/06/2026	198	111,028	111,207	(90)
Nutex Health, Inc.	OBFR01	Monthly	JPMorgan Chase	07/13/2026	1,000	176,470	164,620	(12,276)
PTC Therapeutics, Inc.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	2,445	181,174	185,722	4,110
Regis Healthcare, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/21/2026	31,240	157,981	144,766	(14,474)
Sumitomo Pharma Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	06/17/2026	9,800	154,320	144,731	(9,514)
YSB, Inc.	HIHD01M	Monthly	JPMorgan Chase	01/20/2027	144,800	104,276	99,916	(4,460)

						2,447,919	2,391,523	(66,413)

Industrials
Al Babtain Power & Telecommunication Co.	OBFR01	Monthly	JPMorgan Chase	08/05/2026	9,546	174,879	163,829	(11,574)
AP Moller - Maersk A/S, Class B	CIBO01M	Monthly	JPMorgan Chase	09/09/2026	69	151,691	158,324	4,980
Burkhalter Holding AG	SSARON	Monthly	JPMorgan Chase	10/07/2026	786	133,179	138,721	3,743
China Yuchai International, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	3,500	126,717	124,250	(2,633)
CJ Corp.	OBFR01	Monthly	JPMorgan Chase	12/02/2026	1,258	150,430	150,334	(382)
COSCO SHIPPING Holdings Co., Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	08/05/2026	93,500	163,051	165,077	1,704
Danieli & C Officine Meccaniche S.p.A	ESTRON	Monthly	JPMorgan Chase	12/30/2026	3,890	156,694	167,285	8,885
EcoRodovias Infraestrutura e Logistica SA	OBFR01	Monthly	JPMorgan Chase	01/20/2027	63,600	115,965	122,640	6,504
El Al Israel Airlines	SHIR	Monthly	JPMorgan Chase	02/18/2026	29,880	133,274	153,422	17,488
Elecnor SA	ESTRON	Monthly	JPMorgan Chase	01/20/2027	3,941	111,422	112,939	1,187
Evergreen Marine Corp. Taiwan, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/07/2027	24,000	137,765	144,779	6,656
Finning International, Inc.	CAONREPO	Monthly	JPMorgan Chase	07/13/2026	1,888	103,433	102,299	(2,256)
Firstgroup PLC	SONIO/N	Monthly	JPMorgan Chase	09/09/2026	65,638	160,702	168,637	5,605
Fujikura, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	1,200	141,569	133,075	(8,426)
Hanwha Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	3,040	171,600	172,126	86

40	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Industrials – (continued)
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	494	$148,496	$139,393	$(9,484)
HD-Hyundai Marine Engine	OBFR01	Monthly	JPMorgan Chase	10/08/2026	1,557	91,806	96,642	4,600
HOCHTIEF AG	ESTRON	Monthly	JPMorgan Chase	01/20/2027	221	84,990	86,517	1,277
Hoegh Autoliners ASA	NIBOR1M	Monthly	JPMorgan Chase	10/07/2026	13,623	126,716	131,850	3,865
Hong Leong Asia, Ltd.	SIBCSORA	Monthly	JPMorgan Chase	01/20/2027	96,900	167,835	180,521	12,000
Hong Leong Industries Bhd	OBFR01	Monthly	JPMorgan Chase	01/20/2027	25,000	98,572	103,330	4,636
Hyundai GF Holdings	OBFR01	Monthly	JPMorgan Chase	10/08/2026	26,398	144,701	152,699	7,626
JAC Recruitment Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	20,500	138,872	139,307	4,748
Kier Group PLC	SONIO/N	Monthly	JPMorgan Chase	11/03/2026	21,032	60,654	62,682	1,149
Koninklijke BAM Groep NV	ESTRON	Monthly	JPMorgan Chase	01/07/2027	9,808	101,396	106,962	4,465
Koninklijke Heijmans N.V	ESTRON	Monthly	JPMorgan Chase	01/07/2027	2,439	178,462	193,531	13,133
L&K Engineering Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/07/2027	9,000	146,616	157,702	10,705
Latam Airlines Group SA	OBFR01	Monthly	JPMorgan Chase	05/27/2026	6,724,259	173,832	182,039	7,766
Lonking Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/07/2027	343,000	133,557	130,736	(3,086)
LT Group, Inc.	OBFR01	Monthly	JPMorgan Chase	01/04/2027	561,500	137,912	141,061	2,879
NCC AB, Class B	STIB1M	Monthly	JPMorgan Chase	04/15/2026	7,206	166,158	171,594	3,252
NRW Holdings, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/20/2027	17,857	58,737	61,161	1,826
Odfjell SE, Class A	NIBOR1M	Monthly	JPMorgan Chase	12/02/2026	9,120	114,605	114,546	(1,206)
Orient Overseas International, Ltd.	HIHD01M	Monthly	JPMorgan Chase	07/14/2026	10,500	168,806	169,303	203
Prosegur Cia de Seguridad SA	ESTRON	Monthly	JPMorgan Chase	09/09/2026	38,055	109,651	116,019	5,177
Regional Container Lines PCL	OBFR01	Monthly	JPMorgan Chase	07/01/2026	156,500	130,608	135,363	4,408
Rolls-Royce Holdings PLC	SONIO/N	Monthly	JPMorgan Chase	01/07/2027	9,848	145,085	152,306	5,118
Samsung E&A Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	7,869	132,185	131,088	1,572
Sanki Engineering Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2026	3,200	111,455	117,209	5,807
Sinopec Engineering Group Co., Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	12/30/2026	172,000	163,060	169,288	5,960
SITC International Holdings Co., Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/02/2026	45,000	157,351	161,028	3,432

bridgewayfunds.com	41

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Industrials – (continued)
Sunway Construction Group Bhd	OBFR01	Monthly	JPMorgan Chase	04/15/2026	114,200	$164,648	$159,119	$448
Toa Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	1,400	24,658	25,337	690
Tokyu Construction Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	08/05/2026	18,800	156,912	157,142	306
United Integrated Services Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	02/25/2026	6,000	168,743	181,760	12,578
Wallenius Wilhelmsen ASA	NIBOR1M	Monthly	JPMorgan Chase	09/09/2026	15,885	164,260	158,162	(7,744)
ZIM Integrated Shipping Services, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/06/2027	8,400	166,656	178,332	11,274

						6,370,366	6,541,466	150,947

Information Technology
ADATA Technology Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	25,000	144,708	222,617	77,533
Advantest Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	300	35,949	37,934	2,224
AppLovin Corp., Class A	OBFR01	Monthly	JPMorgan Chase	01/06/2027	228	160,348	153,631	(7,104)
Asia Vital Components Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	1,000	42,163	47,995	5,767
Asseco Poland SA	WIBO1M	Monthly	JPMorgan Chase	03/09/2026	1,952	123,166	123,659	(1,209)
Asustek Computer, Inc.	OBFR01	Monthly	JPMorgan Chase	01/21/2027	1,000	17,439	17,383	(102)
Bravura Solutions, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/20/2027	71,262	125,017	121,866	(4,424)
Celestica, Inc.	CAONREPO	Monthly	JPMorgan Chase	01/06/2027	500	173,813	147,904	(27,796)
Chenbro Micom Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	6,000	172,976	190,917	17,492
Clear Secure, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	01/06/2027	1,269	45,392	44,516	(985)
CommScope Holding Co., Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	7,826	157,616	141,885	(16,111)
Data#3, Ltd.	BBSW1M	Monthly	JPMorgan Chase	10/07/2026	24,169	145,160	144,738	(1,578)
DataTec, Ltd.	JIBA1M	Monthly	JPMorgan Chase	01/08/2027	36,712	174,939	175,056	(5,267)
Evertz Technologies, Ltd.	CAONREPO	Monthly	JPMorgan Chase	01/19/2027	10,390	103,117	104,767	1,245
Furuno Electric Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	11/04/2026	3,200	162,173	162,480	385
General Interface Solution GIS Holding, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	88,000	134,045	119,534	(14,884)
GMO internet group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	04/15/2026	6,700	166,906	167,475	1,217
Ituran Location and Control, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	3,500	150,780	150,535	1,141
King Slide Works Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	10/07/2026	2,000	231,853	238,819	6,363
Logitech International SA	SSARON	Monthly	JPMorgan Chase	12/30/2026	788	93,835	79,996	(15,107)

42	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Information Technology – (continued)
Marketech International Corp.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	22,000	$168,262	$192,218	$23,519
Newborn Town, Inc.	HIHD01M	Monthly	JPMorgan Chase	04/15/2026	132,000	154,534	190,012	35,172
Oki Electric Industry Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	12,800	155,588	162,827	7,314
PAX Global Technology, Ltd.	HIHD01M	Monthly	JPMorgan Chase	05/27/2026	198,000	131,803	128,828	(3,236)
Posiflex Technology, Inc.	OBFR01	Monthly	JPMorgan Chase	04/15/2026	27,000	150,224	151,451	837
Seagate Technology Holdings PLC	OBFR01	Monthly	JPMorgan Chase	12/01/2026	420	125,546	115,664	(9,875)
SK hynix, Inc.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	273	102,386	123,636	21,094
Softwareone Holding AG	SSARON	Monthly	JPMorgan Chase	01/20/2027	4,882	53,291	55,496	2,070
Supreme Electronics Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	68,000	156,134	161,422	4,883
Systena Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	3,900	12,936	12,821	(108)
Telefonaktiebolaget LM Ericsson, Class B	STIB1M	Monthly	JPMorgan Chase	01/08/2027	13,611	131,032	132,463	(292)
Temenos AG	SSARON	Monthly	JPMorgan Chase	12/30/2026	851	80,154	84,633	3,397
TomTom NV	ESTRON	Monthly	JPMorgan Chase	09/09/2026	27,766	168,091	178,062	8,147
VSTECS Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	05/27/2026	168,000	168,001	168,544	248
VusionGroup	ESTRON	Monthly	JPMorgan Chase	08/05/2026	380	91,930	90,759	(2,169)
WT Microelectronics Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	36,000	173,746	156,849	(17,349)
Youzan Technology, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/20/2027	6,636,000	113,894	118,736	4,773

						4,698,947	4,818,128	97,225

Materials
5N Plus, Inc.	CAONREPO	Monthly	JPMorgan Chase	01/19/2027	3,600	48,088	46,477	(1,800)
Aluminum Corp. of China, Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	01/20/2027	42,000	59,221	65,749	6,471
AlzChem Group AG	ESTRON	Monthly	JPMorgan Chase	07/14/2026	424	79,177	76,589	(3,448)
Aneka Tambang Tbk	OBFR01	Monthly	JPMorgan Chase	06/18/2026	480,400	84,362	90,499	5,905
Aura Minerals, Inc.	OBFR01	Monthly	JPMorgan Chase	11/02/2026	2,100	90,615	105,872	15,038
Cascades, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	7,164	63,094	65,035	1,256
Catalyst Metals, Ltd.	BBSW1M	Monthly	JPMorgan Chase	07/14/2026	27,852	123,103	135,452	11,368
China Hongqiao Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/07/2027	45,500	187,108	191,087	3,609
China Nonferrous Mining Corp., Ltd.	HIHD01M	Monthly	JPMorgan Chase	01/20/2027	33,000	59,377	62,608	3,174

bridgewayfunds.com	43

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials – (continued)
CMOC Group, Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	12/30/2026	69,000	$162,634	$171,432	$8,570
DPM Metals, Inc.	CAONREPO	Monthly	JPMorgan Chase	05/25/2026	5,523	157,925	170,694	11,243
Endeavour Mining PLC	SONIO/N	Monthly	JPMorgan Chase	12/31/2026	2,842	135,450	148,487	11,492
Evolution Mining, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/20/2027	13,330	110,158	111,555	275
Fresnillo PLC	SONIO/N	Monthly	JPMorgan Chase	10/07/2026	4,881	180,358	217,646	34,673
Fufeng Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	09/09/2026	162,000	162,591	164,428	1,515
Gold Fields, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/03/2026	1,853	80,657	80,795	(1,570)
Han Kuk Carbon Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/02/2026	1,723	34,158	35,679	1,565
Holcim AG	SSARON	Monthly	JPMorgan Chase	09/09/2026	1,183	108,742	115,165	4,954
Industrias Penoles SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	09/08/2026	3,500	150,693	184,012	30,981
JX Advanced Metals Corp.	MUTKCALM	Monthly	JPMorgan Chase	11/04/2026	6,800	77,419	85,007	7,625
Kinross Gold Corp.	CAONREPO	Monthly	JPMorgan Chase	01/06/2027	5,991	162,787	168,746	4,192
Lundin Gold, Inc.	CAONREPO	Monthly	JPMorgan Chase	01/20/2027	2,122	175,009	176,278	232
Mineros SA	OBFR01	Monthly	JPMorgan Chase	01/20/2027	41,281	169,050	167,348	(1,943)
National Aluminium Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	40,160	117,405	140,358	22,622
OceanaGold Corp.	CAONREPO	Monthly	JPMorgan Chase	06/16/2026	7,078	189,871	200,601	8,670
Omnia Holdings, Ltd.	JIBA1M	Monthly	JPMorgan Chase	09/10/2026	22,937	104,562	109,284	1,504
Orla Mining, Ltd.	CAONREPO	Monthly	JPMorgan Chase	05/25/2026	14,312	180,082	192,488	10,452
Pantoro Gold, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/02/2026	40,360	126,157	130,323	3,162
Perenti, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/21/2026	94,105	175,492	174,667	(2,223)
Ramelius Resources, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/07/2027	59,215	140,294	162,865	21,453
Regis Resources, Ltd.	BBSW1M	Monthly	JPMorgan Chase	05/26/2026	38,635	184,609	192,691	6,612
Sims, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/20/2027	6,965	82,747	83,106	(484)
Stanmore Resources, Ltd.	BBSW1M	Monthly	JPMorgan Chase	01/20/2027	69,978	110,504	108,045	(3,585)
thyssenkrupp AG	ESTRON	Monthly	JPMorgan Chase	04/15/2026	16,525	171,799	177,654	3,990
Unipar Carbocloro SA	OBFR01	Monthly	JPMorgan Chase	01/20/2027	5,000	51,240	52,687	1,371
Vedanta, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	15,350	89,443	103,280	13,586
voestalpine AG	ESTRON	Monthly	JPMorgan Chase	12/30/2026	3,427	153,288	150,927	(3,361)

44	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Long (1.51%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Yunnan Yuntianhua Co., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	01/07/2027	42,000	$182,102	$200,773	$18,170

						4,721,371	5,016,389	257,316

Real Estate C&D Property Management Group Co., Ltd.	HIHD01M	Monthly	JPMorgan Chase	07/14/2026	390,000	133,816	135,427	1,368
Emaar Development PJSC	OBFR01	Monthly	JPMorgan Chase	04/15/2026	39,177	163,201	161,547	(2,143)
Emaar Properties PJSC	OBFR01	Monthly	JPMorgan Chase	02/18/2026	39,177	150,934	149,521	(1,865)
Jones Lang LaSalle, Inc.	OBFR01	Monthly	JPMorgan Chase	01/06/2027	439	145,467	147,710	1,892
Leopalace21 Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/29/2026	30,900	129,396	129,811	833
Propnex, Ltd.	SIBCSORA	Monthly	JPMorgan Chase	01/20/2027	90,300	131,754	131,853	(576)
Wereldhave NV	ESTRON	Monthly	JPMorgan Chase	01/07/2027	587	12,793	13,282	350

						867,361	869,151	(141)

Utilities
Aygaz AS	OBFR01	Monthly	JPMorgan Chase	09/09/2026	25,833	129,934	119,710	(10,589)
Centrica PLC	SONIO/N	Monthly	JPMorgan Chase	03/09/2026	76,524	170,739	174,479	1,265
Cia de Saneamento de Minas Gerais Copasa MG	OBFR01	Monthly	JPMorgan Chase	04/15/2026	21,700	172,231	173,556	2,101
Cia De Sanena Do Parana	OBFR01	Monthly	JPMorgan Chase	12/30/2026	23,800	159,822	174,034	13,870
Cia Energetica de Minas Gerais	OBFR01	Monthly	JPMorgan Chase	10/07/2026	39,800	80,247	80,626	1,628
Drax Group PLC	SONIO/N	Monthly	JPMorgan Chase	01/21/2026	14,712	149,134	165,986	14,690
Enea SA	WIBO1M	Monthly	JPMorgan Chase	04/15/2026	29,897	162,282	161,603	(2,921)
Korea Electric Power Corp.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	4,812	161,930	157,928	(3,761)
Korea Gas Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	5,304	149,337	144,510	(705)
PGE Polska Grupa Energetyczna SA	WIBO1M	Monthly	JPMorgan Chase	07/14/2026	10,959	26,077	26,783	346
Tauron Polska Energia SA	WIBO1M	Monthly	JPMorgan Chase	09/09/2026	61,561	153,135	147,841	(7,409)

						1,514,868	1,527,056	8,515

Total Reference Entity - Long						$36,210,578	$36,941,607	$553,832

Total Return Swaps - Short ((0.76)%)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Communication Services
Baidu, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	11/03/2026	6,350	(100,861)	(104,427)	(3,407)

bridgewayfunds.com	45

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Communication Services – (continued)
Baltic Classifieds Group PLC	SONIO/N	Monthly	JPMorgan Chase	11/03/2026	41,394	$(104,654)	$(113,268)	$(7,765)
Better Collective A/S	STIB1D	Monthly	JPMorgan Chase	04/15/2026	10,853	(132,465)	(135,213)	(1,115)
CD Projekt SA	WIBOON	Monthly	JPMorgan Chase	11/03/2026	962	(65,047)	(64,267)	1,653
Cellnex Telecom SA	ESTRON	Monthly	JPMorgan Chase	06/17/2026	4,249	(126,487)	(136,825)	(9,020)
CTS Eventim AG & Co. KGaA	ESTRON	Monthly	JPMorgan Chase	01/20/2027	569	(51,564)	(52,088)	(384)
Damai Entertainment Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	1,050,000	(113,561)	(128,491)	(14,804)
Hemnet Group AB	STIB1D	Monthly	JPMorgan Chase	09/09/2026	5,105	(98,915)	(95,442)	4,756
HYBE Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	10/08/2026	549	(111,637)	(125,606)	(13,857)
Kadokawa Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/02/2026	6,000	(121,668)	(121,486)	100
Kakao Corp.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	1,351	(54,393)	(56,338)	(1,838)
Kakao Games Corp.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	12,419	(132,077)	(128,439)	3,578
Kingsoft Corp., Ltd.	HIHDO/N	Monthly	JPMorgan Chase	11/03/2026	27,600	(103,638)	(101,253)	2,549
Krafton, Inc.	OBFR01	Monthly	JPMorgan Chase	10/08/2026	611	(102,844)	(104,107)	(1,039)
Lionsgate Studios Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	9,200	(72,220)	(83,996)	(11,780)
Netmarble Corp.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	3,891	(128,764)	(130,181)	(1,285)
REA Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/31/2026	1,067	(132,947)	(130,073)	4,015
Saudi Research & Media Group	OBFR01	Monthly	JPMorgan Chase	11/03/2026	2,598	(101,052)	(86,217)	14,767
Superloop, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/31/2026	75,171	(130,705)	(129,850)	1,837
Vend Marketplaces ASA	NOWA	Monthly	JPMorgan Chase	12/30/2026	4,491	(125,254)	(124,537)	1,890

						(2,110,753)	(2,152,104)	(31,149)

Consumer Discretionary
AB Dynamics PLC	SONIO/N	Monthly	JPMorgan Chase	09/09/2026	2,400	(41,080)	(41,733)	(73)
Afya, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	01/20/2027	4,500	(65,757)	(69,345)	(3,510)
Allegro.eu SA	WIBOON	Monthly	JPMorgan Chase	01/21/2026	14,957	(128,581)	(128,346)	1,897
Asmodee Group AB, Class B	STIB1D	Monthly	JPMorgan Chase	12/02/2026	7,158	(83,970)	(82,111)	2,946
Azorim-Investment Development & Construction Co., Ltd.	SHIR	Monthly	JPMorgan Chase	04/15/2026	21,099	(123,174)	(122,750)	2,372
Brunello Cucinelli S.p.A	ESTRON	Monthly	JPMorgan Chase	05/26/2026	1,126	(122,254)	(129,150)	(5,626)

46	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Discretionary – (continued)
BYD Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	10/07/2026	8,500	$(106,774)	$(103,876)	$3,043
Corporate Travel Management, Ltd.Δ#	RBACOR	Monthly	JPMorgan Chase	06/17/2026	5,509	(58,753)	(59,007)	187
DPC Dash, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	10/07/2026	10,100	(99,292)	(93,193)	6,001
eDreams ODIGEO SA	ESTRON	Monthly	JPMorgan Chase	01/20/2027	27,877	(127,127)	(130,326)	(2,856)
Ferrari NV	ESTRON	Monthly	JPMorgan Chase	12/02/2026	354	(128,883)	(131,551)	(1,650)
Fuji Kyuko Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	5,500	(71,539)	(72,823)	(1,776)
GENDA, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/29/2026	30,500	(136,406)	(136,213)	(330)
Giant Manufacturing Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	10/07/2026	33,000	(103,920)	(97,106)	6,872
Guzman y Gomez, Ltd.	RBACOR	Monthly	JPMorgan Chase	04/15/2026	7,190	(101,207)	(103,534)	(1,567)
HBX Group International PLC	ESTRON	Monthly	JPMorgan Chase	07/14/2026	17,021	(136,333)	(149,601)	(11,847)
Hermes International SCA	ESTRON	Monthly	JPMorgan Chase	06/17/2026	52	(128,886)	(129,108)	1,121
Hotel Shilla Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	3,234	(100,073)	(100,158)	(30)
Jollibee Foods Corp.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	28,580	(86,884)	(87,299)	(380)
Li Auto, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	09/09/2026	13,700	(117,518)	(115,630)	2,048
Lung Yen Life Service Corp.	OBFR01	Monthly	JPMorgan Chase	10/07/2026	79,000	(121,476)	(118,565)	3,045
McDonald’s Holdings Co. Japan, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	05/26/2026	600	(24,886)	(24,448)	200
Meituan, Class B	HIHDO/N	Monthly	JPMorgan Chase	07/14/2026	9,900	(127,223)	(131,197)	(3,800)
MIPS AB	STIB1D	Monthly	JPMorgan Chase	12/02/2026	3,788	(126,462)	(144,545)	(16,449)
Moncler S.p.A	ESTRON	Monthly	JPMorgan Chase	12/02/2026	1,686	(110,901)	(107,769)	4,313
MRV Engenharia e Participacoes SA	OBFR01	Monthly	JPMorgan Chase	10/07/2026	90,700	(138,566)	(128,753)	10,098
Nitori Holdings Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	02/18/2026	6,500	(116,853)	(113,452)	3,295
Oriental Land Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	4,900	(88,652)	(90,650)	(2,078)
PPHE Hotel Group, Ltd.	SONIO/N	Monthly	JPMorgan Chase	12/31/2026	3,524	(82,241)	(85,013)	(1,644)
PWR Holdings, Ltd.	RBACOR	Monthly	JPMorgan Chase	01/07/2027	19,644	(100,513)	(102,785)	(1,532)
Rakuten Group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	15,900	(96,828)	(101,887)	(5,147)
Shimano, Inc.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2027	1,000	(106,144)	(104,571)	1,070
Silicon2 Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	993	(28,296)	(26,623)	1,637

bridgewayfunds.com	47

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Discretionary – (continued)
Six Flags Entertainment Corp.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	9,300	$(140,895)	$(142,662)	$(1,483)
SJM Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	04/15/2026	407,000	(130,151)	(126,163)	4,062
Sweetgreen, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/29/2026	18,694	(130,858)	(126,371)	4,751
Temple & Webster Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	01/20/2027	9,027	(73,795)	(82,079)	(7,561)
We Buy Cars Holdings, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/31/2026	47,945	(133,994)	(138,479)	(459)
WEB Travel Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	10/07/2026	17,233	(55,010)	(54,813)	611
YIT Oyj	ESTRON	Monthly	JPMorgan Chase	12/30/2026	36,335	(133,115)	(132,939)	1,074
Yum China Holdings, Inc.	HIHDO/N	Monthly	JPMorgan Chase	12/02/2026	1,500	(70,204)	(71,023)	(624)

						(4,205,474)	(4,237,647)	(9,779)

Consumer Staples
AAK AB	STIB1D	Monthly	JPMorgan Chase	12/30/2026	2,109	(58,999)	(60,144)	(398)
Alibaba Health Information Technology, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	68,000	(46,206)	(44,407)	1,837
Amorepacific Corp.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	1,340	(108,314)	(110,978)	(2,727)
Aryzta AG	SSARON	Monthly	JPMorgan Chase	01/20/2027	770	(50,892)	(49,808)	1,197
Beiersdorf AG	ESTRON	Monthly	JPMorgan Chase	05/26/2026	893	(96,498)	(98,067)	(562)
China Modern Dairy Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	10/07/2026	710,000	(122,263)	(147,732)	(25,424)
COFCO Joycome Foods, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/07/2027	650,000	(129,249)	(130,254)	(930)
Cosmax, Inc.	OBFR01	Monthly	JPMorgan Chase	12/02/2026	723	(79,803)	(81,868)	(1,643)
Dino Polska SA	WIBOON	Monthly	JPMorgan Chase	10/07/2026	10,129	(112,334)	(116,294)	(2,508)
Dis-Chem Pharmacies, Ltd.	SAONBOR	Monthly	JPMorgan Chase	11/04/2026	60,392	(126,389)	(127,640)	2,585
Ezaki Glico Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/29/2026	2,400	(82,917)	(82,982)	(907)
Great Tree Pharmacy Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	10/07/2026	8,000	(24,654)	(23,815)	853
Grupo Bimbo SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	01/06/2027	7,600	(25,022)	(24,951)	445
Intercos S.p.A	ESTRON	Monthly	JPMorgan Chase	01/21/2027	8,334	(108,326)	(108,548)	268
Kagome Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	03/09/2026	5,900	(100,448)	(101,514)	(2,967)
Kerry Group PLC, Class A	ESTRON	Monthly	JPMorgan Chase	10/07/2026	1,332	(116,924)	(121,722)	(3,579)
Kobayashi Pharmaceutical Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	3,100	(104,585)	(107,484)	(4,183)

48	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Staples – (continued)
Kolmar Korea Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	2,810	$(119,084)	$(121,070)	$(1,990)
Lian HWA Food Corp.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	29,900	(93,775)	(92,765)	1,131
L’Oreal SA	ESTRON	Monthly	JPMorgan Chase	01/07/2027	222	(95,834)	(95,308)	1,525
Lotus Bakeries NV	ESTRON	Monthly	JPMorgan Chase	10/07/2026	11	(97,967)	(101,251)	(2,262)
Marks & Spencer Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/31/2026	14,044	(60,088)	(62,496)	(1,788)
Natura Cosmeticos SA	OBFR01	Monthly	JPMorgan Chase	01/20/2027	54,400	(74,924)	(73,769)	1,209
Ocado Group PLC	SONIO/N	Monthly	JPMorgan Chase	09/09/2026	40,576	(127,016)	(128,362)	437
Ping An Healthcare and Technology Co., Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/30/2026	61,600	(106,472)	(111,834)	(5,467)
Redcare Pharmacy NV	ESTRON	Monthly	JPMorgan Chase	12/02/2026	1,097	(80,076)	(83,009)	(1,997)
Suedzucker AG	ESTRON	Monthly	JPMorgan Chase	09/09/2026	9,655	(107,514)	(103,616)	4,988
SunOpta, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	34,006	(132,563)	(129,577)	4,367
Unicharm Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2026	22,500	(129,613)	(128,559)	(605)
Vitasoy International Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	150,000	(123,442)	(120,639)	2,898

						(2,842,191)	(2,890,463)	(36,197)

Energy
Advantage Energy, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/01/2026	14,613	(130,069)	(124,991)	6,464
CMB Tech NV	ESTRON	Monthly	JPMorgan Chase	12/02/2026	12,800	(126,516)	(121,430)	6,561
Dialog Group Bhd	OBFR01	Monthly	JPMorgan Chase	12/30/2026	146,100	(62,412)	(60,396)	1,955
International Petroleum Corp.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	2,903	(55,870)	(52,516)	3,936
Kelt Exploration, Ltd.	CAONREPO	Monthly	JPMorgan Chase	03/06/2026	20,850	(111,381)	(116,513)	(3,971)
NextDecade Corp.	OBFR01	Monthly	JPMorgan Chase	11/02/2026	25,392	(144,115)	(133,816)	10,553
PRIO SA	OBFR01	Monthly	JPMorgan Chase	09/10/2026	16,000	(115,925)	(120,251)	(4,099)
SK Innovation Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	12/02/2026	1,244	(98,647)	(87,312)	11,660
S-Oil Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	2,370	(131,684)	(136,365)	(4,488)
Yellow Cake PLC	SONIO/N	Monthly	JPMorgan Chase	01/21/2026	8,160	(58,587)	(64,602)	(5,192)

						(1,035,206)	(1,018,192)	23,379

Financials
Adyen NV	ESTRON	Monthly	JPMorgan Chase	08/05/2026	67	(104,038)	(108,043)	(2,920)
Arthur J Gallagher & Co.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	514	(126,784)	(133,018)	(6,034)

bridgewayfunds.com	49

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Financials – (continued)
Baldwin Insurance Group, Inc. (The)	OBFR01	Monthly	JPMorgan Chase	03/06/2026	5,096	$(113,692)	$(122,457)	$(8,520)
Better Home & Finance Holding Co.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	3,300	(116,528)	(107,514)	9,104
Brookfield Corp.	CAONREPO	Monthly	JPMorgan Chase	09/09/2026	2,100	(99,160)	(96,421)	3,773
Brookfield Wealth Solutions, Ltd.	CAONREPO	Monthly	JPMorgan Chase	03/06/2026	2,400	(113,360)	(110,492)	3,936
Bure Equity AB	STIB1D	Monthly	JPMorgan Chase	09/09/2026	3,820	(99,154)	(101,581)	(1,170)
Chang Hwa Commercial Bank, Ltd.	OBFR01	Monthly	JPMorgan Chase	11/03/2026	197,000	(128,560)	(128,104)	736
Deutsche Boerse AG	ESTRON	Monthly	JPMorgan Chase	12/02/2026	457	(116,783)	(120,109)	(2,059)
EQB, Inc.	CAONREPO	Monthly	JPMorgan Chase	01/19/2027	1,247	(90,705)	(94,387)	(3,348)
Equity Bancshares, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/29/2026	2,669	(125,023)	(119,171)	5,588
Euronet Worldwide, Inc.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	633	(48,934)	(48,178)	815
Fiserv, Inc.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	2,071	(137,866)	(139,109)	(964)
Flagstar Bank NA	OBFR01	Monthly	JPMorgan Chase	01/20/2027	4,600	(62,101)	(57,914)	4,261
Flow Traders, Ltd.	ESTRON	Monthly	JPMorgan Chase	12/30/2026	4,604	(127,996)	(136,009)	(6,679)
Generation Development Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/31/2026	29,843	(113,748)	(116,900)	(2,224)
Goosehead Insurance, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	09/09/2026	1,322	(98,145)	(97,365)	978
Grupo Financiero Inbursa SAB de CV, Class O	MXIBTIIE	Monthly	JPMorgan Chase	12/01/2026	53,900	(129,719)	(130,414)	251
IBF Financial Holdings Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	246,887	(127,863)	(129,959)	(1,763)
Infratil, Ltd.	NZOCR	Monthly	JPMorgan Chase	01/07/2027	16,084	(106,511)	(102,635)	3,605
Judo Capital Holdings, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2026	134,788	(152,516)	(154,450)	(789)
KakaoBank Corp.	OBFR01	Monthly	JPMorgan Chase	10/08/2026	6,951	(101,637)	(104,205)	(2,434)
L E Lundbergforetagen AB, Class B	STIB1D	Monthly	JPMorgan Chase	07/14/2026	2,153	(114,311)	(118,870)	(3,110)
Lifenet Insurance Co.	MUTKCALM	Monthly	JPMorgan Chase	12/29/2026	8,800	(101,849)	(109,045)	(7,344)
London Stock Exchange Group PLC	SONIO/N	Monthly	JPMorgan Chase	06/17/2026	1,097	(122,249)	(131,957)	(7,991)
M&A Research Institute Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	01/21/2026	3,900	(28,987)	(28,168)	763
Migdal Insurance & Financial Holdings, Ltd.	SHIR	Monthly	JPMorgan Chase	10/07/2026	25,259	(116,330)	(122,574)	(4,229)
OSL Group, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	58,000	(124,893)	(126,637)	(1,926)

50	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Financials – (continued)
Pagseguro Digital, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	12/01/2026	13,000	$(131,040)	$(125,320)	$6,011
Payoneer Global, Inc.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	21,986	(129,287)	(123,561)	5,949
Peapack-Gladstone Financial Corp.	OBFR01	Monthly	JPMorgan Chase	09/09/2026	3,539	(102,985)	(98,561)	4,632
PRA Group, Inc.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	7,658	(128,319)	(135,470)	(6,998)
Rakuten Bank, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	1,800	(79,660)	(79,468)	(356)
Reinet Investments SCA#	SAONBOR	Monthly	JPMorgan Chase	10/08/2026	3,787	(124,335)	(132,636)	(4,566)
Remgro, Ltd.	SAONBOR	Monthly	JPMorgan Chase	05/27/2026	10,906	(114,859)	(119,674)	(1,364)
Remitly Global, Inc.	OBFR01	Monthly	JPMorgan Chase	12/01/2026	10,088	(153,640)	(139,214)	14,755
Ryan Specialty Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	04/14/2026	1,936	(100,633)	(99,956)	881
Saudi Tadawul Group Holding Co.	OBFR01	Monthly	JPMorgan Chase	06/01/2026	2,381	(103,353)	(89,062)	14,111
Selective Insurance Group, Inc.	OBFR01	Monthly	JPMorgan Chase	10/06/2026	1,438	(113,300)	(120,317)	(6,789)
Shift4 Payments, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/29/2026	823	(56,639)	(51,824)	4,824
Sofina SA	ESTRON	Monthly	JPMorgan Chase	12/30/2026	317	(88,130)	(91,670)	(2,622)
Sony Financial Group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	99,600	(103,613)	(105,552)	(2,651)
StoneCo., Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	10/06/2026	8,400	(124,908)	(124,236)	924
Taichung Commercial Bank Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	11/03/2026	188,899	(128,120)	(124,968)	3,410
Taiwan Business Bank	OBFR01	Monthly	JPMorgan Chase	12/30/2026	254,000	(129,039)	(129,375)	(134)
Tradeweb Markets, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/01/2026	793	(84,685)	(85,279)	(403)
Trisura Group, Ltd.	CAONREPO	Monthly	JPMorgan Chase	01/06/2027	3,438	(99,423)	(107,006)	(6,546)
Union Bank Of Taiwan	OBFR01	Monthly	JPMorgan Chase	01/07/2027	176,550	(109,270)	(108,680)	874
Wise PLC, Class A	SONIO/N	Monthly	JPMorgan Chase	09/09/2026	8,163	(92,262)	(97,793)	(4,236)
World Acceptance Corp.	OBFR01	Monthly	JPMorgan Chase	12/01/2026	894	(130,220)	(125,509)	5,006

						(5,477,162)	(5,510,817)	(4,982)

Health Care
Alcon AG	SSARON	Monthly	JPMorgan Chase	10/07/2026	1,500	(119,641)	(118,692)	2,506
Ambu A/S, Class B	DKDR1T	Monthly	JPMorgan Chase	09/09/2026	7,436	(98,572)	(102,465)	(2,891)
Amplifon S.p.A	ESTRON	Monthly	JPMorgan Chase	01/07/2027	6,566	(102,775)	(105,268)	(1,425)
Angelalign Technology, Inc.	HIHDO/N	Monthly	JPMorgan Chase	02/23/2026	14,400	(110,846)	(110,328)	476

bridgewayfunds.com	51

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care – (continued)
Carl Zeiss Meditec AG	ESTRON	Monthly	JPMorgan Chase	01/20/2027	1,172	$(54,536)	$(54,469)	$201
DiaSorin S.p.A	ESTRON	Monthly	JPMorgan Chase	07/14/2026	1,808	(128,902)	(145,105)	(14,863)
GVS S.p.A	ESTRON	Monthly	JPMorgan Chase	03/09/2026	23,661	(103,711)	(107,439)	(2,634)
HLB, Inc.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	3,242	(108,037)	(114,252)	(6,243)
Hygeia Healthcare Holdings Co., Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	82,600	(133,238)	(131,802)	1,230
Kossan Rubber Industries Bhd	OBFR01	Monthly	JPMorgan Chase	01/20/2027	472,700	(130,557)	(126,812)	3,657
PROCEPT BioRobotics Corp.	OBFR01	Monthly	JPMorgan Chase	06/16/2026	3,904	(139,412)	(122,820)	16,873
Pulse Biosciences, Inc.	OBFR01	Monthly	JPMorgan Chase	12/01/2026	2,600	(36,920)	(35,698)	1,349
Revenio Group Oyj	ESTRON	Monthly	JPMorgan Chase	09/09/2026	3,999	(102,890)	(104,734)	(772)
Ryman Healthcare, Ltd.	NZOCR	Monthly	JPMorgan Chase	01/20/2027	26,230	(44,048)	(43,771)	149
Sysmex Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	5,800	(57,931)	(56,957)	576
Well Health Technologies Corp.	CAONREPO	Monthly	JPMorgan Chase	12/01/2026	11,415	(33,786)	(33,183)	969
Ypsomed Holding AG	SSARON	Monthly	JPMorgan Chase	12/02/2026	308	(120,299)	(126,713)	(4,806)

						(1,626,101)	(1,640,508)	(5,648)

Industrials
Aeroports de Paris SA	ESTRON	Monthly	JPMorgan Chase	12/02/2026	901	(131,538)	(117,577)	15,365
ATS Corp.	CAONREPO	Monthly	JPMorgan Chase	12/01/2026	1,614	(44,333)	(44,461)	353
Auckland International Airport, Ltd.	NZOCR	Monthly	JPMorgan Chase	10/07/2026	28,090	(130,179)	(134,610)	(4,762)
AviChina Industry & Technology Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	12/02/2026	244,000	(122,602)	(124,480)	(1,689)
Azelis Group NV	ESTRON	Monthly	JPMorgan Chase	05/26/2026	11,490	(116,845)	(125,532)	(7,469)
Beijing Capital International Airport Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	01/07/2027	296,000	(102,323)	(105,026)	(2,563)
Boeing Co. (The)	OBFR01	Monthly	JPMorgan Chase	01/20/2027	304	(63,511)	(66,004)	(2,418)
Brookfield Business Corp., Class A	CAONREPO	Monthly	JPMorgan Chase	01/20/2027	3,800	(137,610)	(135,798)	2,569
C Sun Manufacturing, Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	6,000	(43,242)	(47,761)	(4,556)
Cadeler A/S	NOWA	Monthly	JPMorgan Chase	12/02/2026	31,578	(139,322)	(148,734)	(7,989)
Canadian Pacific Kansas City, Ltd.	CAONREPO	Monthly	JPMorgan Chase	05/25/2026	1,300	(96,980)	(95,709)	2,066
Carel Industries S.p.A	ESTRON	Monthly	JPMorgan Chase	01/07/2027	1,917	(55,013)	(55,079)	506

52	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Industrials – (continued)
Cargojet, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	2,099	$(118,174)	$(128,367)	$(9,501)
Chemring Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/31/2026	11,114	(69,951)	(70,512)	421
Cleanaway Waste Management, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/31/2026	73,063	(126,709)	(125,963)	1,831
DSV A/S	DKDR1T	Monthly	JPMorgan Chase	04/15/2026	510	(125,275)	(128,447)	(1,897)
Energiekontor AG	ESTRON	Monthly	JPMorgan Chase	06/17/2026	3,342	(132,091)	(139,185)	(5,826)
Engcon AB	STIB1D	Monthly	JPMorgan Chase	09/09/2026	13,410	(112,859)	(120,623)	(6,333)
Experian PLC	SONIO/N	Monthly	JPMorgan Chase	02/18/2026	2,395	(104,449)	(107,982)	(2,067)
Gamuda Bhd	OBFR01	Monthly	JPMorgan Chase	01/20/2027	94,500	(113,476)	(115,731)	(2,310)
GFL Environmental, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	2,959	(130,141)	(127,108)	3,975
Grupo Carso SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	12/29/2026	16,600	(109,034)	(108,722)	1,915
Hainan Meilan International Airport Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	68,000	(93,870)	(93,549)	376
Harmonic Drive Systems, Inc.	MUTKCALM	Monthly	JPMorgan Chase	08/05/2026	5,700	(137,878)	(137,618)	136
Hensoldt AG	ESTRON	Monthly	JPMorgan Chase	01/20/2027	522	(44,206)	(44,709)	(384)
Hiwin Technologies Corp.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	16,000	(102,618)	(98,703)	3,938
InPost SA	ESTRON	Monthly	JPMorgan Chase	10/07/2026	9,662	(109,729)	(118,734)	(7,861)
INVISIO AB	STIB1D	Monthly	JPMorgan Chase	12/02/2026	4,908	(141,726)	(139,527)	4,016
Judges Scientific PLC	SONIO/N	Monthly	JPMorgan Chase	01/21/2027	906	(69,365)	(69,490)	588
Keisei Electric Railway Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/07/2027	13,000	(102,770)	(106,719)	(4,042)
Kingspan Group PLC	ESTRON	Monthly	JPMorgan Chase	11/03/2026	1,490	(128,740)	(128,392)	1,265
Kinik Co.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	10,000	(113,996)	(125,598)	(11,718)
Kintetsu Group Holdings Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	08/05/2026	4,800	(88,270)	(94,036)	(5,847)
Korea Aerospace Industries, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/02/2026	1,428	(105,954)	(113,145)	(6,928)
Kornit Digital, Ltd.	OBFR01	Monthly	JPMorgan Chase	10/06/2026	7,400	(106,264)	(106,412)	66
LG Energy Solution, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	452	(135,717)	(115,592)	20,116
LIG Nex1 Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	498	(128,913)	(145,098)	(16,085)
Marten Transport, Ltd.	OBFR01	Monthly	JPMorgan Chase	08/04/2026	10,844	(125,031)	(123,405)	1,879
Melrose Industries PLC	SONIO/N	Monthly	JPMorgan Chase	07/14/2026	14,493	(109,462)	(114,306)	(3,307)

bridgewayfunds.com	53

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Industrials – (continued)
Mitsubishi Pencil Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	2,100	$(28,801)	$(29,132)	$(707)
Nagoya Railroad Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	11,500	(120,188)	(123,511)	(4,149)
Nibe Industrier AB, Class B	STIB1D	Monthly	JPMorgan Chase	12/30/2026	34,648	(129,573)	(132,438)	(1,396)
NIDEC Corp.	MUTKCALM	Monthly	JPMorgan Chase	01/20/2027	5,200	(65,915)	(70,606)	(5,144)
NTG Nordic Transport Group A/S	DKDR1T	Monthly	JPMorgan Chase	10/07/2026	4,601	(134,245)	(136,654)	(1,056)
Orizon Valorizacao de Residuos SA	OBFR01	Monthly	JPMorgan Chase	08/05/2026	12,900	(147,514)	(164,174)	(16,528)
QinetiQ Group PLC	SONIO/N	Monthly	JPMorgan Chase	11/03/2026	17,808	(101,100)	(105,523)	(3,004)
Recticel SA	ESTRON	Monthly	JPMorgan Chase	08/05/2026	10,004	(109,362)	(114,700)	(4,225)
Sdiptech AB, Class B	STIB1D	Monthly	JPMorgan Chase	01/21/2026	6,486	(127,972)	(134,247)	(4,661)
SGH, Ltd.	RBACOR	Monthly	JPMorgan Chase	09/09/2026	3,147	(93,732)	(97,129)	(2,693)
Shapir Engineering and Industry, Ltd.	SHIR	Monthly	JPMorgan Chase	03/27/2026	13,918	(129,273)	(136,892)	(5,482)
Silex Systems, Ltd.	RBACOR	Monthly	JPMorgan Chase	01/20/2027	26,641	(128,080)	(151,670)	(22,394)
Singapore Post, Ltd.	SIBCSORA	Monthly	JPMorgan Chase	11/03/2026	163,500	(52,369)	(51,488)	1,251
SM Investments Corp.	OBFR01	Monthly	JPMorgan Chase	11/04/2026	9,520	(112,549)	(113,190)	(475)
Stadler Rail AG	SSARON	Monthly	JPMorgan Chase	08/05/2026	4,336	(103,288)	(109,612)	(4,980)
TOMRA Systems ASA	NOWA	Monthly	JPMorgan Chase	09/09/2026	10,781	(139,087)	(144,498)	(4,108)
VAT Group AG	SSARON	Monthly	JPMorgan Chase	01/07/2027	94	(45,978)	(45,129)	1,447
WEG SA	OBFR01	Monthly	JPMorgan Chase	09/10/2026	16,600	(147,212)	(146,644)	(2,877)

						(6,086,404)	(6,255,681)	(135,352)

Information Technology
AAC Technologies Holdings, Inc.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	15,000	(72,496)	(75,198)	(2,642)
Appier Group, Inc.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	13,900	(101,890)	(95,192)	6,426
ASM International NV	ESTRON	Monthly	JPMorgan Chase	01/21/2026	88	(56,224)	(53,275)	3,535
ASMPT, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	09/09/2026	13,700	(135,739)	(136,452)	(527)
C3.ai, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/29/2026	5,732	(90,680)	(77,267)	13,428
Catapult Sports, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/31/2026	46,182	(131,290)	(127,885)	4,170
Coretronic Corp.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	46,000	(130,992)	(125,528)	5,356
Dassault Systemes SE	ESTRON	Monthly	JPMorgan Chase	01/21/2027	3,459	(95,997)	(96,638)	(205)
Descartes Systems Group, Inc. (The)	CAONREPO	Monthly	JPMorgan Chase	09/09/2026	1,124	(104,501)	(98,605)	6,985

54	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Information Technology – (continued)
eMemory Technology, Inc.	OBFR01	Monthly	JPMorgan Chase	12/30/2026	2,000	$(114,464)	$(109,843)	$4,687
FLEXium Interconnect, Inc.	OBFR01	Monthly	JPMorgan Chase	12/02/2026	79,000	(149,470)	(148,095)	1,633
GB Group PLC	SONIO/N	Monthly	JPMorgan Chase	05/27/2026	29,319	(95,488)	(101,540)	(4,712)
GCL Technology Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/07/2027	673,000	(97,729)	(91,735)	6,055
Horizon Robotics	HIHDO/N	Monthly	JPMorgan Chase	12/02/2026	135,000	(155,791)	(150,677)	5,401
Keyence Corp.	MUTKCALM	Monthly	JPMorgan Chase	07/14/2026	300	(106,292)	(108,518)	(2,307)
Kingdee International Software Group Co., Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/30/2026	71,000	(125,676)	(121,721)	4,092
Landis+Gyr Group AG	SSARON	Monthly	JPMorgan Chase	12/02/2026	1,990	(126,444)	(127,957)	162
LEM Holding SA	SSARON	Monthly	JPMorgan Chase	12/02/2026	313	(116,597)	(115,543)	2,607
LINK Mobility Group Holding ASA	NOWA	Monthly	JPMorgan Chase	12/30/2026	40,795	(127,808)	(136,819)	(7,876)
Macquarie Technology Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2026	2,597	(109,132)	(115,020)	(5,174)
Monday.com, Ltd.	OBFR01	Monthly	JPMorgan Chase	11/02/2026	500	(79,700)	(73,780)	6,101
Nebius Group NV	OBFR01	Monthly	JPMorgan Chase	01/20/2027	900	(70,645)	(75,335)	(4,667)
Nordic Semiconductor ASA	NOWA	Monthly	JPMorgan Chase	12/30/2026	9,942	(127,186)	(130,279)	(1,902)
NS Solutions Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/02/2026	3,800	(102,119)	(107,152)	(5,109)
Nuvoton Technology Corp.	OBFR01	Monthly	JPMorgan Chase	10/07/2026	79,000	(133,510)	(128,062)	5,293
Oxford Instruments PLC	SONIO/N	Monthly	JPMorgan Chase	12/02/2026	5,034	(137,128)	(138,032)	692
QT Group Oyj	ESTRON	Monthly	JPMorgan Chase	06/17/2026	3,529	(131,882)	(135,357)	(2,100)
Raspberry PI Holdings PLC	SONIO/N	Monthly	JPMorgan Chase	12/02/2026	23,951	(102,667)	(96,679)	7,888
Sanken Electric Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	09/09/2026	3,900	(145,532)	(143,711)	1,689
Silergy Corp.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	11,000	(71,256)	(66,712)	4,571
Silicon Integrated Systems Corp.	OBFR01	Monthly	JPMorgan Chase	07/14/2026	67,000	(102,057)	(99,070)	2,872
SOLUM Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	05/27/2026	7,395	(86,201)	(85,152)	978
STMicroelectronics NV	ESTRON	Monthly	JPMorgan Chase	01/20/2027	3,621	(92,853)	(94,635)	(1,531)
TechWing, Inc.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	4,498	(126,735)	(143,156)	(16,483)
Vitec Software Group AB, Class B	STIB1D	Monthly	JPMorgan Chase	01/20/2027	3,262	(106,744)	(109,158)	(1,436)

bridgewayfunds.com	55

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Information Technology – (continued)
VTEX, Class A	OBFR01	Monthly	JPMorgan Chase	12/01/2026	26,300	$(102,044)	$(98,888)	$3,390
Weimob, Inc.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	562,000	(129,792)	(133,319)	(3,693)
WiseTech Global, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/02/2026	2,915	(140,409)	(132,529)	8,977
Xero, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/31/2026	1,624	(123,782)	(123,024)	1,687
X-Fab Silicon Foundries SE	ESTRON	Monthly	JPMorgan Chase	01/20/2027	21,931	(128,810)	(132,570)	(3,561)
Xiaomi Corp., Class B	HIHDO/N	Monthly	JPMorgan Chase	12/30/2026	24,400	(128,889)	(123,143)	5,896
Xinyi Solar Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	224,000	(84,578)	(85,680)	(1,075)

						(4,699,219)	(4,668,931)	49,571

Materials
Advanced Petrochemical Co.	OBFR01	Monthly	JPMorgan Chase	10/07/2026	9,611	(76,011)	(74,668)	1,269
Alpha HPA, Ltd.	RBACOR	Monthly	JPMorgan Chase	07/14/2026	265,909	(127,059)	(137,140)	(9,458)
Aspen Aerogels, Inc.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	40,348	(133,148)	(114,185)	19,232
Braskem SA	OBFR01	Monthly	JPMorgan Chase	10/07/2026	66,900	(97,799)	(95,676)	1,973
China Steel Corp.	OBFR01	Monthly	JPMorgan Chase	08/05/2026	185,000	(108,567)	(111,773)	(3,019)
Chung Hung Steel Corp.	OBFR01	Monthly	JPMorgan Chase	06/17/2026	227,000	(108,100)	(113,678)	(5,611)
Cia Siderurgica Nacional SA	OBFR01	Monthly	JPMorgan Chase	08/05/2026	81,400	(143,421)	(131,732)	11,964
Collective Mining, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	7,200	(84,773)	(104,914)	(19,458)
Develop Global, Ltd.	RBACOR	Monthly	JPMorgan Chase	01/20/2027	46,648	(127,811)	(144,124)	(15,074)
Elkem ASA	NOWA	Monthly	JPMorgan Chase	01/20/2027	46,771	(133,600)	(141,038)	(6,190)
Foran Mining Corp.	CAONREPO	Monthly	JPMorgan Chase	05/04/2026	49,900	(149,133)	(183,233)	(32,713)
GCC SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	12/29/2026	5,600	(58,500)	(56,791)	2,568
Givaudan SA	SSARON	Monthly	JPMorgan Chase	09/09/2026	29	(119,375)	(114,731)	6,197
i-80 Gold Corp.	CAONREPO	Monthly	JPMorgan Chase	01/19/2027	33,497	(50,198)	(49,298)	1,084
Ivanhoe Mines, Ltd., Class A	CAONREPO	Monthly	JPMorgan Chase	01/19/2027	9,656	(95,579)	(109,818)	(13,887)
Jinchuan Group International Resources Co., Ltd.Δ#	HIHDO/N	Monthly	JPMorgan Chase	04/15/2026	652,000	(53,624)	(53,616)	(45)
KGHM Polska Miedz SA	WIBOON	Monthly	JPMorgan Chase	01/21/2026	692	(46,047)	(53,767)	(7,125)
Lenzing AG	ESTRON	Monthly	JPMorgan Chase	10/07/2026	3,702	(97,188)	(101,254)	(3,230)

56	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials – (continued)
Lithium Americas Corp.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	26,700	$(137,042)	$(116,134)	$22,158
LunR Royalties Corp.	CAONREPO	Monthly	JPMorgan Chase	11/24/2026	1,600	0	(15,213)	(15,213)
Maanshan Iron & Steel Co., Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	12/30/2026	432,000	(130,577)	(139,580)	(8,962)
NGEx Minerals, Ltd.	CAONREPO	Monthly	JPMorgan Chase	10/06/2026	7,700	(134,906)	(143,616)	(7,381)
Novonesis Novozymes B	DKDR1T	Monthly	JPMorgan Chase	10/07/2026	1,658	(102,024)	(106,080)	(3,018)
Petronas Chemicals Group Bhd	OBFR01	Monthly	JPMorgan Chase	12/30/2026	178,700	(143,133)	(159,562)	(16,481)
Saudi Kayan Petrochemical Co.	OBFR01	Monthly	JPMorgan Chase	11/03/2026	83,579	(114,028)	(105,322)	8,595
Seabridge Gold, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	4,441	(128,867)	(131,656)	(1,894)
Sika AG	SSARON	Monthly	JPMorgan Chase	04/15/2026	479	(94,111)	(97,249)	(1,913)
Soulbrain Co., Ltd.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	286	(49,125)	(51,943)	(2,816)
Svenska Cellulosa AB SCA, Class B	STIB1D	Monthly	JPMorgan Chase	05/26/2026	10,012	(129,240)	(132,778)	(1,899)
Syensqo SA	ESTRON	Monthly	JPMorgan Chase	12/30/2026	1,015	(81,109)	(81,300)	655
Symrise AG	ESTRON	Monthly	JPMorgan Chase	09/09/2026	1,251	(97,871)	(101,358)	(2,449)
Taseko Mines, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/30/2026	23,559	(122,961)	(133,367)	(9,125)
USA Rare Earth, Inc.	OBFR01	Monthly	JPMorgan Chase	12/29/2026	8,600	(134,671)	(102,340)	32,423
WA1 Resources, Ltd.	RBACOR	Monthly	JPMorgan Chase	01/20/2027	10,890	(127,374)	(143,068)	(14,687)
West China Cement, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	204,000	(75,691)	(81,422)	(5,713)
West Fraser Timber Co., Ltd.	CAONREPO	Monthly	JPMorgan Chase	06/16/2026	1,776	(109,515)	(108,652)	1,328

						(3,722,178)	(3,842,076)	(97,915)

Real Estate
Electra Real Estate, Ltd.	SHIR	Monthly	JPMorgan Chase	09/09/2026	8,483	(116,209)	(125,673)	(7,631)
Entra ASA	NOWA	Monthly	JPMorgan Chase	01/20/2027	9,315	(103,640)	(106,827)	(2,219)
Fastighets AB Balder	STIB1D	Monthly	JPMorgan Chase	12/30/2026	16,956	(119,692)	(125,157)	(4,177)
FastPartner AB, Class A	STIB1D	Monthly	JPMorgan Chase	04/15/2026	20,956	(104,380)	(107,713)	(1,983)
Goodman Group	RBACOR	Monthly	JPMorgan Chase	12/31/2026	6,230	(119,987)	(128,202)	(7,841)
Iguatemi SA	OBFR01	Monthly	JPMorgan Chase	05/13/2026	22,800	(107,334)	(106,254)	1,284
International Workplace Group PLC	SONIO/N	Monthly	JPMorgan Chase	10/07/2026	42,756	(124,727)	(133,306)	(6,827)
Israel Canada T.R, Ltd.	SHIR	Monthly	JPMorgan Chase	08/05/2026	23,242	(116,302)	(120,406)	(2,142)

bridgewayfunds.com	57

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

Total Return Swaps - Short ((0.76)%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Real Estate – (continued)
KE Holdings, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	10/07/2026	23,700	$(132,829)	$(125,348)	$7,638
Kojamo Oyj	ESTRON	Monthly	JPMorgan Chase	09/09/2026	9,122	(108,853)	(109,667)	321
Longfor Group Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	11/03/2026	91,500	(109,354)	(100,867)	8,659
Mabanee Co. KPSC	OBFR01	Monthly	JPMorgan Chase	10/08/2026	18,465	(64,945)	(65,389)	(359)
PEXA Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	06/17/2026	6,012	(57,813)	(53,814)	4,433
Shenzhen Investment, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	01/20/2027	512,000	(54,577)	(51,923)	2,729
Wharf Holdings, Ltd. (The)	HIHDO/N	Monthly	JPMorgan Chase	01/21/2026	19,000	(55,230)	(53,073)	2,233

						(1,495,872)	(1,513,619)	(5,882)

Utilities
ACWA Power Co.	OBFR01	Monthly	JPMorgan Chase	01/20/2027	2,612	(128,254)	(126,529)	1,807
Auren Energia SA	OBFR01	Monthly	JPMorgan Chase	06/17/2026	54,300	(121,305)	(117,703)	3,839
EDP Renovaveis SA	ESTRON	Monthly	JPMorgan Chase	01/07/2027	9,653	(131,372)	(136,323)	(3,580)
Energix-Renewable Energies, Ltd.	SHIR	Monthly	JPMorgan Chase	01/20/2027	21,418	(113,143)	(108,405)	5,678
Enlight Renewable Energy, Ltd.	SHIR	Monthly	JPMorgan Chase	01/07/2027	3,335	(130,827)	(151,610)	(18,542)
OPC Energy, Ltd.	SHIR	Monthly	JPMorgan Chase	02/18/2026	3,858	(77,697)	(90,292)	(11,259)
Orsted AS	DKDR1T	Monthly	JPMorgan Chase	12/02/2026	6,364	(135,147)	(121,485)	15,103
Scatec ASA	NOWA	Monthly	JPMorgan Chase	12/30/2026	9,448	(94,255)	(99,320)	(4,182)
Voltalia SA	ESTRON	Monthly	JPMorgan Chase	01/20/2027	15,779	(131,642)	(144,090)	(11,944)

						(1,063,642)	(1,095,757)	(23,080)

Total Reference Entity - Short						$(34,364,202)	$(34,825,795)	$(277,034)

Net Value of Reference Entity						$1,846,376	$2,115,812	$276,798

*	Includes unrealized appreciation (depreciation) on foreign currency translation, open trades, dividend receivables/payables and swap receivables/payables.
#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $(245,259), which is -0.67% of total net assets.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

BUBOR01M	- National Bank of Hungary Budapest Interbank Offered Rates 1 Month
BBSW1M	- Australian Bank Bill Short Term Rates 1 Month
CAONREPO	- Canadian Overnight Repo Rate Average
CIBO01M	- Copenhagen Interbank Offered Rates 1 Month
ESTRON	- Euro Short Term Rate Volume Weighted Trimmed Mean Rate
HIHD01M	- Hong King Interbank Offered Rate Fixings 1 Month
HIHDO/N	- Hong King Interbank Offered Rate Fixings Overnight
JIBA1M	- South Africa Johannesburg Interbank Agreed Rate 1 Month

58	Semi-Annual Report | December 31, 2025 (Unaudited)

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2025

MXIBTIIE	- Mexico Interbank Equlibrium Interbank Interest Rate 28 Day
MUTKCALM	- Bank of Japan Final Result: Unsecured Overnight Call Rate
NIBOR1M	- Oslo Bors Norway Interbank Offered Rate Fixing 1 Month
NOWA	- Norwegian Overnight Weighted Average
NZOCR	- Reserve Bank of New Zealand Official Cash Rate
OBFR01	- United States Overnight Bank Funding Rate
RBACOR	- Reserve Bank of Australia Cash Overnight Rate
SAONBOR	- South African Benchmark Overnight Rate
SHIR	- Shekel Overnight Risk Free Rate
SIBCSORA	- Singapore Domestic Interbank Overnight Rate Average
SONIO/N	- Sterling Overnight Index Average Interest Rate Benchmark
SSARON	- Swiss Average Rate Intraday Value
STIB1D	- Stockholm Interbank Offered Rate 1 Day
STIB1M	- Stockholm Interbank Offered Rates 1 Month
WIBO1M	- Warsaw Interbank Bid/Offered Rates 1 Month
WIBOON	- Warsaw Interbank Bid/Offered Rates Overnight
DKDR1T	- Danish Krone Overnight Deposit
PRIB01M	- Czech Interbank Offered Rates 1 Month

bridgewayfunds.com	59

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025 (Unaudited)

ASSETS	Aggressive Investors 1	Ultra-Small Company

Investments at value(c)	$213,557,975	$98,068,227

Swaps, at value	–	–

Cash	1,011	411

Foreign Currency, at value	–	–

Cash collateral on swap contracts	–	–

Receivables:

Portfolio securities sold	–	81,225

Fund shares sold	3,191	–

Dividends and interest	136,759	52,503

Prepaid expenses	39,058	12,073

Total assets	213,737,994	98,214,439

LIABILITIES

Payables:

Portfolio securities purchased	–	74,911

Fund shares redeemed	–	17,705

Payable upon return of securities loaned	–	7,548,838

Accrued Liabilities:

Investment adviser fees	113,542	69,946

Administration fees	1,392	553

Directors’ fees	2,464	1,289

Other	44,305	33,338

Total liabilities	161,703	7,746,580

NET ASSETS	$213,576,291	$90,467,859

NET ASSETS REPRESENT

Paid-in capital	$145,821,885	$75,937,694

Distributable earnings	67,754,406	14,530,165

NET ASSETS	$213,576,291	$90,467,859

Shares of common stock outstanding of $.001 par value(a)	2,235,220	2,839,795

Net asset value, offering price and redemption price per share	$95.55	$31.86

Investments at cost	$150,040,493	$85,541,777

Foreign currency at cost	$–	$–

(a) See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.

(b) Redemption of shares held less than six months may be charged a 2% redemption fee. See Note 8.

(c) Includes investments purchased with cash collateral for security lending, see Note 2.

See Notes to Financial Statements.

60	bridgewayfunds.com

Ultra-Small Company Market		Small-Cap Value	Omni Small-Cap Value	Global Opportunities
$ 140,329,917		$320,679,184	$1,150,737,696	$25,729,516

–		–	–	276,798

505		1,846	64,074	47,453

–		–	–	12,344

–		–	–	10,490,106

8,648		75,327	874,049	288,337

26,004		187,757	433,660	100,200

96,860		331,605	1,038,225	121,035

23,126		41,470	93,807	34,560

140,485,060		321,317,189	1,153,241,511	37,100,349

10,950		444,737	1,164,703	254,870

2,404		353,549	146,978	–

13,266,582		–	4,341,456	–

48,688		226,907	285,413	30,509

731		2,084	7,463	3,374

9,478		22,573	26,184	–

82,687		163,562	136,702	63,489

13,421,520		1,213,412	6,108,899	352,242

$ 127,063,540		$320,103,777	$1,147,132,612	$36,748,107

$ 99,742,186		$284,183,365	$848,315,013	$35,720,296

27,321,354		35,920,412	298,817,599	1,027,811

$ 127,063,540		$320,103,777	$1,147,132,612	$36,748,107

8,272,497		8,290,008	63,054,102	3,483,584

$ 15.36	(b)	$38.61	$18.19	$10.55	(b)

$ 107,760,137		$286,172,956	$891,279,496	$25,729,516

$ –		$–	$–	$12,161

Semi-Annual Report | December 31, 2025 (Unaudited)	61

STATEMENTS OF OPERATIONS

Six Months Ended December 31, 2025

	Aggressive Investors 1	Ultra-Small Company

INVESTMENT INCOME

Dividends	$1,209,788	$431,010

Less: foreign taxes withheld	(3,343)	(4,335)

Interest	17,286	9,006

Securities lending	4,606	163,833

Total Investment Income	1,228,337	599,514

EXPENSES

Investment advisory fees - Base fees	976,108	411,225

Investment advisory fees - Performance adjustment	(256,759)	–

Administration fees	7,336	3,090

Accounting fees	39,869	32,169

Transfer agent fees	77,190	34,615

Audit fees	9,006	6,265

Legal fees	19,876	8,375

Custody fees	1,782	3,621

Blue sky fees	13,138	5,727

Directors’ and officers’ fees	18,116	7,851

Shareholder servicing fees	54,270	13,281

Reports to shareholders	14,507	10,259

Insurance expenses	10,876	4,609

Miscellaneous expenses	9,799	5,178

Total Expenses	995,114	546,265

Less investment advisory fees waived and other expenses reimbursed	–	–

Net Expenses	995,114	546,265

NET INVESTMENT INCOME	233,223	53,249

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain (Loss) on:

Investments	11,005,067	3,816,135

Swaps	–	–

Foreign Currency Transactions	(221)	–

Net Realized Gain	11,004,846	3,816,135

Change in Unrealized Appreciation (Depreciation) on:

Investments	6,547,376	5,248,018

Swaps	–	–

Foreign Currency Translations	–	–

Net Change in Unrealized Appreciation (Depreciation)	6,547,376	5,248,018

Net Realized and Unrealized Gain on Investments	17,552,222	9,064,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,785,445	$9,117,402

See Notes to Financial Statements.

62	bridgewayfunds.com

Ultra-Small Company Market	Small-Cap Value	Omni Small-Cap Value	Global Opportunities

$ 517,937	$3,748,052	$12,268,066	$–

–	(12,401)	(5,100)	–

11,722	29,248	38,940	683,486

390,998	17,558	207,418	–

920,657	3,782,457	12,509,324	683,486

298,593	1,046,474	2,600,835	213,663

–	108,823	–	–

4,038	11,806	39,085	4,109

36,704	48,794	109,160	35,968

51,327	73,068	7,688	6,595

7,287	13,636	30,089	18,261

13,343	41,470	112,696	3,324

5,302	4,648	10,335	3,781

12,816	15,693	19,827	1,321

13,602	41,160	107,825	1,434

37,930	160,462	414,017	11,553

14,633	33,700	35,561	11,253

6,982	23,224	62,391	–

8,526	23,334	53,452	2,511

511,083	1,646,292	3,602,961	313,773

(63,194)	(6,589)	(886,533)	(57,378)

447,889	1,639,703	2,716,428	256,395

472,768	2,142,754	9,792,896	427,091

10,402,390	5,999,979	64,763,425	–

–	–	–	2,966,433

–	–	–	3,287

10,402,390	5,999,979	64,763,425	2,969,720

16,776,720	33,235,849	102,757,394	–

–	–	–	67,843

–	–	–	219

16,776,720	33,235,849	102,757,394	68,062

27,179,110	39,235,828	167,520,819	3,037,782

$ 27,651,878	$41,378,582	$177,313,715	$3,464,873

Semi-Annual Report | December 31, 2025 (Unaudited)	63

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Investors 1		Ultra-Small Company

	Six Months Ended December 31	Year Ended June 30	Six Months Ended December 31	Year Ended June 30
	2025	2025	2025	2025
	(Unaudited)		(Unaudited)

OPERATIONS

Net investment income (loss)	$233,223	$629,966	$53,249	$(24,345)

Net realized gain on investments, and foreign currency transactions	11,004,846	34,378,054	3,816,135	7,615,223

Net change in unrealized appreciation (depreciation) on investments, and foreign currency translations	6,547,376	9,443,860	5,248,018	7,095,889

Net increase in net assets resulting from operations	17,785,445	44,451,880	9,117,402	14,686,767

DISTRIBUTIONS:
From net investment income and net realized gains	(34,947,435)	(6,183,515)	(8,797,954)	(2,258,167)

Net decrease in net assets from distributions	(34,947,435)	(6,183,515)	(8,797,954)	(2,258,167)

SHARE TRANSACTIONS:

Proceeds from sale of shares	1,029,612	4,366,166	802,823	956,394

Reinvestment of distributions	33,517,014	5,937,197	8,237,141	2,126,055

Cost of shares redeemed	(14,596,060)	(16,170,781)	(5,442,414)	(6,725,168)

Redemption fees	–	–	–	–

Net increase (decrease) in net assets resulting from share transactions	19,950,566	(5,867,418)	3,597,550	(3,642,719)
Net increase (decrease) in net assets	2,788,576	32,400,947	3,916,998	8,785,881

NET ASSETS:

Beginning of period	210,787,715	178,386,768	86,550,861	77,764,980

End of period	$213,576,291	$210,787,715	$90,467,859	$86,550,861

SHARES ISSUED & REDEEMED

Issued	9,667	44,933	24,196	31,861

Distributions reinvested	353,742	58,918	255,653	62,476

Redeemed	(141,121)	(171,789)	(161,140)	(216,421)

Net increase (decrease)	222,288	(67,938)	118,709	(122,084)

Outstanding at beginning of period	2,012,932	2,080,870	2,721,086	2,843,170

Outstanding at end of period	2,235,220	2,012,932	2,839,795	2,721,086

See Notes to Financial Statements.

64	bridgewayfunds.com

Ultra-Small Company Market		Small-Cap Value		Omni Small-Cap Value

Six Months Ended December 31	Year Ended June 30	Six Months Ended December 31	Year Ended June 30	Six Months Ended December 31	Year Ended June 30
2025	2025	2025	2025	2025	2025
(Unaudited)		(Unaudited)		(Unaudited)

$ 472,768	$1,299,916	$2,142,754	$4,202,824	$9,792,896	$21,192,069

10,402,390	17,429,134	5,999,979	17,313,250	64,763,425	93,731,276

16,776,720	722,361	33,235,849	(18,041,595)	102,757,394	(90,028,038)

27,651,878	19,451,411	41,378,582	3,474,479	177,313,715	24,895,307

(1,299,884)	(1,126,896)	(6,728,549)	(33,937,549)	(107,661,039)	(109,330,790)

(1,299,884)	(1,126,896)	(6,728,549)	(33,937,549)	(107,661,039)	(109,330,790)

2,455,043	5,604,995	13,752,671	78,577,968	36,603,606	107,753,768

1,269,891	1,041,395	6,542,736	30,898,872	107,433,442	109,166,881

(9,507,816)	(85,965,097)	(87,018,935)	(214,626,616)	(139,984,161)	(257,784,592)

(323)	10,273	–	–	–	–

(5,783,205)	(79,308,434)	(66,723,528)	(105,149,776)	4,052,887	(40,863,943)
20,568,789	(60,983,919)	(32,073,495)	(135,612,846)	73,705,563	(125,299,426)

106,494,751	167,478,670	352,177,272	487,790,118	1,073,427,049	1,198,726,475

$ 127,063,540	$106,494,751	$320,103,777	$352,177,272	$1,147,132,612	$1,073,427,049

173,790	486,625	365,958	2,084,215	1,965,945	6,158,829

81,351	77,832	166,313	764,256	5,788,440	5,581,129

(683,650)	(7,332,619)	(2,296,735)	(5,832,824)	(7,460,856)	(14,035,219)

(428,509)	(6,768,162)	(1,764,464)	(2,984,353)	293,529	(2,295,261)

8,701,006	15,469,168	10,054,472	13,038,825	62,760,573	65,055,834

8,272,497	8,701,006	8,290,008	10,054,472	63,054,102	62,760,573

Semi-Annual Report | December 31, 2025 (Unaudited)	65

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Global Opportunities
	Six Months Ended December 31 2025	For the Period October 15, 2024(a) Through June 30, 2025
	(Unaudited)

OPERATIONS
Net investment income	$427,091	$412,036

Net realized gain on investments, swaps and foreign currency transactions	2,969,720	744,239

Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currency translations	68,062	208,890

Net increase in net assets resulting from operations	3,464,873	1,365,165

DISTRIBUTIONS:

From net investment income and net realized gains	(3,720,520)	(74,679)

Net decrease in net assets from distributions	(3,720,520)	(74,679)

SHARE TRANSACTIONS:

Proceeds from sale of shares	3,119,761	30,443,019

Reinvestment of distributions	3,719,566	74,679

Cost of shares redeemed	(1,423,630)	(228,465)

Redemption fees	7,475	863

Net increase in net assets resulting from share transactions	5,423,172	30,290,096

Net increase in net assets	5,167,525	31,580,582

NET ASSETS:

Beginning of period	31,580,582	–

End of period	$36,748,107	$31,580,582

SHARES ISSUED & REDEEMED

Issued	281,291	2,992,677

Distributions reinvested	353,907	7,431

Redeemed	(129,941)	(21,781)

Net increase	505,257	2,978,327

Outstanding at beginning of period	2,978,327	–

Outstanding at end of period	3,483,584	2,978,327

(a)	Commencement of Investment Operations.

See Notes to Financial Statements.

66	bridgewayfunds.com

(b)	The Financial Highlights are attached herewith.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

AGGRESSIVE INVESTORS 1

	For the Six Months Ended 12/31/25 (Unaudited)	Year Ended June 30
		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$104.72	$85.73	$67.40	$57.61	$82.61	$56.59

Income from Investment Operations:

Net Investment Income(a)	0.12	0.31	0.57	0.78	0.69	0.86

Net Realized and Unrealized Gain (Loss)	8.77	21.75	18.40	9.88	(18.56)	25.88

Total from Investment Operations	8.89	22.06	18.97	10.66	(17.87)	26.74

Less Distributions to Shareholders from:

Net Investment Income	(0.42)	(0.52)	(0.64)	(0.87)	(0.83)	(0.72)

Net Realized Gain	(17.64)	(2.55)	–	–	(6.30)	–

Total Distributions	(18.06)	(3.07)	(0.64)	(0.87)	(7.13)	(0.72)

Net Asset Value, End of Period	$95.55	$104.72	$85.73	$67.40	$57.61	$82.61

Total Return	8.63%(b)	25.88%	28.34%	18.66%	(23.81%)	47.48%

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$213,576	$210,788	$178,387	$150,893	$135,510	$190,248

Expenses Before Waivers and Reimbursements(c)	0.92%(d)	0.86%	0.46%	0.32%	0.39%	0.34%

Expenses After Waivers and Reimbursements	0.92%(d)	0.86%	0.46%	0.32%	0.39%	0.34%

Net Investment Income After Waivers and Reimbursements	0.22%(d)	0.33%	0.76%	1.25%	0.90%	1.22%

Portfolio Turnover Rate	36%(b)	61%	65%	81%	64%	88%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Not annualized.
(c)

Expense ratios are lower in some past periods when compared to current period, due to a significant negative performance adjustment to the investment advisor fee. Please refer to Note 3 of the Notes to Financial Statements for further information. The rate shown may not be indicative of the rate going forward.

(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025 (Unaudited)	67

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY

	For the Six Months Ended 12/31/25 (Unaudited)	Year Ended June 30
		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$31.81	$27.35	$27.27	$29.31	$46.46	$22.06

Income from Investment Operations:

Net Investment Income (Loss)(a)	0.02	(0.01)	(0.02)	(0.02)	0.19	0.16

Net Realized and Unrealized Gain (Loss)	3.40	5.28	1.52	2.69	(9.11)	24.24

Total from Investment Operations	3.42	5.27	1.50	2.67	(8.92)	24.40

Less Distributions to Shareholders from:

Net Investment Income	(0.11)	(0.06)	–	–	(0.24)	–

Net Realized Gain	(3.26)	(0.75)	(1.42)	(4.71)	(7.99)	–

Total Distributions	(3.37)	(0.81)	(1.42)	(4.71)	(8.23)	–

Net Asset Value, End of Period	$31.86	$31.81	$27.35	$27.27	$29.31	$46.46(b)

Total Return	10.62%(c)	19.07%	5.71%	10.37%	(21.04%)	110.61%

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$90,468	$86,551	$77,765	$82,395	$78,488	$109,592

Expenses Before Waivers and Reimbursements	1.20%(d)	1.21%	1.22%	1.20%	1.15%	1.19%

Expenses After Waivers and Reimbursements	1.20%(d)	1.21%	1.22%	1.20%	1.15%	1.19%

Net Investment Income (Loss) After Waivers and Reimbursements	0.12%(d)	(0.03%)	(0.06%)	(0.06%)	0.50%	0.48%

Portfolio Turnover Rate	36%(c)	65%	72%	74%	109%	82%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States; consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

68	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY MARKET

	For the Six Months Ended 12/31/25 (Unaudited)	Year Ended June 30
		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$12.24	$10.83	$10.60	$10.83	$19.61	$9.96

Income from Investment Operations:

Net Investment Income(a)	0.06	0.10	0.07	0.09	0.13	0.13

Net Realized and Unrealized Gain (Loss)	3.21	1.39	0.26	(0.10)	(5.43)	9.98

Total from Investment Operations	3.27	1.49	0.33	(0.01)	(5.30)	10.11

Less Distributions to Shareholders from:

Net Investment Income	(0.16)	(0.08)	(0.10)	(0.11)	(0.12)	(0.14)

Net Realized Gain	–	–	–	(0.11)	(3.39)	(0.35)

Total Distributions	(0.16)	(0.08)	(0.10)	(0.22)	(3.51)	(0.49)

Paid-in Capital from Redemption Fees(a)	0.01	0.00(b)	0.00(b)	0.00(b)	0.03	0.03

Net Asset Value, End of Period	$15.36	$12.24	$10.83	$10.60	$10.83	$19.61

Total Return	26.76%(c)(d)	13.69%(d)	3.17%(d)	(0.01%)(d)	(30.38%)(d)	103.83%

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$127,064	$106,495	$167,479	$184,604	$189,304	$386,516

Expenses Before Waivers and Reimbursements	0.86%(e)	0.83%	0.79%	0.78%	0.78%	0.75%

Expenses After Waivers and Reimbursements	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%

Net Investment Income After Waivers and Reimbursements	0.79%(e)	0.85%	0.63%	0.88%	0.85%	0.83%

Portfolio Turnover Rate	21%(c)	39%	44%	58%	47%	52%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Not annualized.
(d)	Total return would have been lower had various fees not been waived during the period.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025 (Unaudited)	69

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

SMALL-CAP VALUE

	For the Six Months Ended 12/31/25 (Unaudited)	Year Ended June 30
		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$35.03	$37.41	$36.15	$32.79	$36.49	$16.52

Income from Investment Operations:

Net Investment Income(a)	0.23	0.35	0.33	0.53	0.15	0.12

Net Realized and Unrealized Gain (Loss)	4.16	0.10(b)	1.95	3.16	(2.12)	20.05

Total from Investment Operations	4.39	0.45	2.28	3.69	(1.97)	20.17

Less Distributions to Shareholders from:

Net Investment Income	(0.34)	(0.63)	(0.36)	(0.33)	(0.10)	(0.20)

Net Realized Gain	(0.47)	(2.20)	(0.66)	–	(1.63)	–

Total Distributions	(0.81)	(2.83)	(1.02)	(0.33)	(1.73)	(0.20)

Net Asset Value, End of Period	$38.61	$35.03	$37.41	$36.15	$32.79	$36.49

Total Return	12.49%(c)(d)	0.19%	6.36%	11.30%	(5.81%)	122.77%

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$320,104	$352,177	$487,790	$546,334	$422,713	$290,686

Expenses Before Waivers and Reimbursements	0.94%(e)(f)	0.90%	0.88%	0.86%(f)	0.83%	0.91%

Expenses After Waivers and Reimbursements	0.94%(e)(f)	0.90%	0.88%	0.86%(f)	0.83%	0.91%

Net Investment Income After Waivers and Reimbursements	1.23%(e)	0.93%	0.91%	1.51%	0.42%	0.40%

Portfolio Turnover Rate	41%(c)	63%	56%	61%	95%	91%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)

The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)	Not annualized.
(d)	Total return would have been lower had various fees not been waived during the period.
(e)	Annualized for periods less than one year.
(f)	Includes interest expense of 0.01%.

See Notes to Financial Statements.

70	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

OMNI SMALL-CAP VALUE

	For the Six Months Ended 12/31/25 (Unaudited)	Year Ended June 30
		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$17.10	$18.43	$17.33	$20.15	$22.03	$11.44

Income from Investment Operations:

Net Investment Income(a)	0.16	0.33	0.32	0.37	0.28	0.21

Net Realized and Unrealized Gain (Loss)	2.75	0.10	2.40	0.67	(1.23)	10.57

Total from Investment Operations	2.91	0.43	2.72	1.04	(0.95)	10.78

Less Distributions to Shareholders from:

Net Investment Income	(0.30)	(0.33)	(0.29)	(0.32)	(0.41)	(0.19)

Net Realized Gain	(1.52)	(1.43)	(1.33)	(3.54)	(0.52)	–

Total Distributions	(1.82)	(1.76)	(1.62)	(3.86)	(0.93)	(0.19)

Net Asset Value, End of Period	$18.19	$17.10	$18.43	$17.33	$20.15	$22.03

Total Return(b)	16.79%(c)	1.15%	15.93%	5.04%	(4.65%)	94.92%

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$1,147,133	$1,073,427	$1,198,726	$1,119,720	$1,158,941	$1,271,035

Expenses Before Waivers and Reimbursements	0.62%(d)	0.64%	0.63%	0.66%	0.66%	0.68%

Expenses After Waivers and Reimbursements	0.47%(d)	0.47%	0.47%	0.47%	0.47%	0.47%

Net Investment Income After Waivers and Reimbursements	1.69%(d)	1.82%	1.78%	1.93%	1.25%	1.29%

Portfolio Turnover Rate	17%(c)	31%	26%	38%	30%	21%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025 (Unaudited)	71

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

GLOBAL OPPORTUNITIES

	For the Six Months Ended 12/31/25 (Unaudited)	For the Period October 15, 2024(a) Through June 30, 2025

Net Asset Value, Beginning of Period	$10.60	$10.00

Income from Investment Operations:
Net Investment Income(b)	0.14	0.20
Net Realized and Unrealized Gain	1.01	0.44

Total from Investment Operations	1.15	0.64

Less Distributions to Shareholders from:

Net Investment Income	(0.75)	(0.04)

Net Realized Gain	(0.45)	–

Total Distributions	(1.20)	(0.04)

Paid-in Capital from Redemption Fees(b)	0.00(c)	0.00(c)

Net Asset Value, End of Period	$10.55	$10.60

Total Return(d)	10.88%(e)	6.41%(e)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$36,748	$31,581

Expenses Before Waivers and Reimbursements	1.84%(f)	2.35%(f)

Expenses After Waivers and Reimbursements	1.50%(f)	1.50%(f)

Net Investment Income After Waivers and Reimbursements	2.50%(f)	2.76%(f)

Portfolio Turnover Rate	–%(e)	–%(e)

(a)	Commencement of Investment Operations.
(b)	Per share amounts calculated based on the average daily shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total return would have been lower had various fees not been waived during the period.
(e)	Not annualized.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements.

72	bridgewayfunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

1.  Organization

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Bridgeway is organized as a series fund, with six investment funds as of December 31, 2025.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of December 31, 2025, 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Aggressive Investors 1, Ultra-Small Company Market, Small-Cap Value, Omni Small-Cap Value and Global Opportunities Funds.

The Ultra-Small Company Fund is open to existing investors.

The Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three-year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Value, and Omni Small-Cap Value Funds seek to provide a long-term total return-on-capital, primarily through capital appreciation.

The Global Opportunities Fund seeks long-term positive absolute returns while limiting exposure to general stock market risk.

Bridgeway Capital Management, LLC (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

Following is a summary of significant accounting policies that are followed in the preparation of the financial statements of the Funds. They are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures, and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“Nasdaq”) system, the securities are valued based on the Nasdaq Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of Nasdaq traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

OTC derivatives, including swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. The value of each equity swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using either the last sale or closing price on the principal exchange on which the securities are traded or a fair value provided by an independent pricing service; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

Directors. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to make all necessary determinations of fair value. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Adviser does not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain US Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, swap contracts and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

●	Level 3 – significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Adviser uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Adviser in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of December 31, 2025 is included with each Fund’s Schedule of Investments.

Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Securities Lending Upon lending its securities to third parties, each participating Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. The remaining contractual maturity of all securities lending transactions is overnight and continuous. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent. The Global Opportunities Fund does not participate in the securities lending program.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any unrealized gain or loss in the fair value of the securities loaned.

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related cash collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Funds or the borrower at any time. During the period ended December 31, 2025 the Global Opportunities Fund did not have any securities lending transactions.

The following table is a summary of the Funds’ payable upon return of securities loaned and related cash collateral, which are subject to a netting agreement as of December 31, 2025:

				Gross Amount Not Offset in the Statements of Assets and Liabilities

Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount

Ultra-Small Company
Securities lending	$7,548,838	$–	$7,548,838	$–	$7,548,838	$–
Ultra-Small Company Market
Securities lending	$13,266,582	–	$13,266,582	–	$13,266,582	–
Omni Small-Cap Value
Securities lending	$4,341,456	–	$4,341,456	–	$4,341,456	–

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

The following table summarizes the securities received as non-cash collateral and cash collateral for securities lending:

	Non-Cash Collateral

Fund	Collateral Type	Coupon Range	Maturity Date Range	Market Value	Cash Collateral	Total Collateral	Market Value of Securities on Loan

Aggressive Investors 1
Securities lending	U.S.Gov’t	0.13%-	01/15/26-
	Obligations	5.00%	5/15/54	$8,046,007	$–	$8,046,007	$7,807,272
Ultra-Small Company
Securities lending	U.S.Gov’t	0.00%-	01/15/26-
	Obligations	6.25%	5/15/54	$6,622,671	$7,548,838	$14,171,509	$13,504,800
Ultra-Small Company Market
Securities lending	U.S.Gov’t	0.00%-	01/15/26-
	Obligations	6.25%	05/15/55	$9,135,164	$13,266,582	$22,401,746	$21,433,639
Small-Cap Value
Securities lending	U.S.Gov’t	0.00%-	1/15/26-
	Obligations	5.00%	2/15/55	$30,522,453	$–	$30,522,453	$29,638,786
Omni Small-Cap Value
Securities lending	U.S.Gov’t	0.00%-	01/15/26-
	Obligations	7.00%	11/1/55	$155,875,602	$4,341,456	$160,217,058	$155,352,708

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2025, the collateral consisted of an institutional government money market fund and US Government Obligations.

Use of Estimates in Financial Statements In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. Each Fund’s officers collectively act as each Fund’s CODM. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Concentrations of Credit Risk The Funds maintain cash and securities in its custody account, maintained by a high-credit, quality financial institution. Cash balances may, at times, exceed the FDIC insurance limit. Cash balances are generally invested in a short-term investment vehicle, which minimizes the risk of cash balances exceeding the FDIC insurance limit. Additionally, deposits with brokers may, at times, exceed the SIPC insurance limit.

Sector Concentration Risk Companies with similar characteristics may be grouped together in broad categories called sectors. Although each Fund seeks investments across a number of sectors, from time to time, based on economic conditions, each Fund may have significant positions in particular sectors. A certain sector may underperform other sectors or the market as a whole. As more assets are held in a specific sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

76	bridgewayfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

As of December 31, 2025, Funds with net assets of 25% or greater in a particular sector were as follows:

Fund	Sector	% Net Assets at December 31, 2025
Aggressive Investors 1 Fund	Information Technology	34.12%
Ultra-Small Company Fund	Health Care	30.77%
Ultra-Small Company Market Fund	Health Care	33.50%
Small-Cap Value Fund	Financials	30.65%
Omni Small-Cap Value Fund	Financials	35.04%

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds, futures, and call and put options. Such investments are exposed to risks, such as interest rate, market, and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income, and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Income from the securities lending program is recorded when earned from the securities lending agent and reflected in the Statement of Operations under “Securities lending.”

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Distributions to Shareholders The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December.

Derivatives The Funds’ use of derivatives for the period ended December 31, 2025 was limited to total return swap contracts. The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds, categorized by primary underlying risk.

Primary Underlying Risk/Fund	Derivative Assets	Derivative Liabilities	Location on Statement of Assets and Liabilities
Equity Risk
Global Opportunities Fund:
Total Return Swaps- Long	$1,110,262	$556,430	Swaps, at value
Total Return Swaps- Short	625,650	902,684	Swaps, at value

Primary Underlying Risk/Fund	Amount of Realized Gain (Loss) on Derivatives	Amount of Unrealized Gain (Loss) on Derivatives	Location of Gain (Loss) in the Statement of Operations
Equity Risk
Global Opportunities Fund:
Total Return Swaps	$2,966,433		Realized Gain (Loss) on Swaps Change in Unrealized Appreciation
Total Return Swaps		$67,843	(Depreciation) on Swaps

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

The derivative instruments outstanding as of December 31, 2025, as disclosed in the Schedule of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended December 31, 2025, as disclosed in the Statements of Operations, serve as indicators of the volume of derivatives activity for the Funds.

Total Return Swap Contracts The Global Opportunities Fund invests in total return swap contracts to obtain exposure to the underlying referenced security without actually owning the underlying position. Total Return Swap Contracts give the Global Opportunities Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by the fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. To the extent the total return of the security underlying the transaction exceeds (or falls short of) the offsetting interest rate obligations the fund will receive a payment from (or make a payment to) the counterparty. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as a change in unrealized appreciation (depreciation) on swap contracts in the Statement of Operations. Periodic payments received (paid) by the fund is reported as realized gains (losses) on swap contracts on the Statement of Operations. Total return swap contracts outstanding as of December 31, 2025 are disclosed on the Global Opportunities Fund Schedule of Investments.

Collateral related to enforceable master netting arrangements is held in a tri-party custody account at The Bank of New York Mellon for the benefit of the counterparty. As of December 31, 2025, the collateral consisted of cash invested in a money market fund. The collateral is not available for the Fund’s use and is returned upon settlement or termination of the related obligations.

The following table is summary of the Global Opportunities Funds’ derivatives asset and liabilities, which are subject to netting agreement as of December 31, 2025:

				Gross Amount Not Offset in the Statements of Assets and Liabilities

Bridgeway Fund	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/ (Received)	Net Amount

Global Opportunities	$1,735,912	$1,459,114	$276,798	$–	$–	$276,798

Indemnification Under the Company’s organizational documents, the Funds’ officers, directors, employees and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

3.  Advisory Fees and Other Related Party Transactions:

The Funds have entered into management agreements with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee pursuant to each Fund’s management agreement, as described below.

Aggressive Investors 1 Fund and Small-Cap Value Fund each have management fees that are comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on a Fund’s performance relative to the applicable market index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this performance period.

78	bridgewayfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

Because the performance adjustment is based on a Fund’s performance relative to the applicable market index, and not the Fund’s absolute performance, the performance adjustment could increase the Adviser’s fee even if the Fund’s shares lose value over the performance period, provided that the Fund outperformed its market index, or could decrease the Adviser’s fee even if the Fund’s shares increase in value during the performance period, provided that the Fund underperformed its market index. Also, depending on a Fund’s performance relative to the applicable market index over the rolling five-year performance period, the performance adjustment could increase the Adviser’s fee even if the Fund has experienced underperformance relative to its market index in the short-term, or could decrease the Adviser’s fee even if the Fund has experienced outperformance relative to its market index in the short-term. However, no performance fee adjustment will be applied to the Adviser’s fee if the cumulative difference between a Fund’s performance and that of the applicable market index is less than or equal to 2% over the rolling five-year performance period.

Additionally, because the base fee is applied to average annual net assets, and the performance adjustment is calculated over a rolling five-year performance period, it is possible that if a Fund underperforms the applicable market index significantly over the performance period, and the Fund’s assets have declined significantly over that performance period, the negative performance adjustment may exceed the base fee. In this event, the Adviser would make a payment to the Fund.

Aggressive Investors 1: A total advisory fee is paid by the Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million, 0.85% of the next $500 million and 0.80% of any net assets in excess of $1 billion.

The Performance Adjustment equals 4.67% times the difference in cumulative total return between the Fund and the Standard and Poor’s 500 Composite Stock Price Index with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.70% to a maximum of +0.70%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund performance and the Index performance is less than or equal to 2%.

Ultra-Small Company: The Fund pays advisory fees based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million and 0.85% of any excess over $500 million. The management fees are computed daily and are payable monthly. However, during any period when the Fund’s net assets range from $27,500,000 to $55,000,000, the advisory fee will be determined as if the Fund had $55,000,000 under management. This is limited to a maximum annualized expense ratio of 1.49% of average net assets.

Ultra-Small Company Market: The Fund’s advisory fee is a flat 0.50% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Small-Cap Value: A total advisory fee is paid by each Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the annual rate of 0.60% of the value of each Fund’s average daily net assets.

The Performance Adjustment equals 0.33% times the difference in cumulative total return between the Fund and the Russell 2000 Value Index, with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.05% to a maximum of +0.05%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund Performance and the Index performance is less than or equal to 2%.

Omni Small-Cap Value Fund: The Fund’s advisory fee is a flat 0.45% of the value of average daily net assets, computed daily and payable monthly.

Global Opportunities Fund: The Fund’s advisory fee is a flat 1.25% of the value of average daily nets assets, computed daily and payable monthly.

Expense limitations: The Adviser has agreed to reimburse the Funds for operating expenses and management fees above the expense limitations shown in the table below, which are shown as a ratio of net expenses to average net assets, for each

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

Fund, for the period ended December 31, 2025. Any material change to the expense limitation would require a vote by shareholders of the applicable Fund excluding Omni Small-Cap Value fund where the Expense Limitation Agreement of 0.47% may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds.

Bridgeway Fund	Expense Limitation	Total Waivers and Reimbursements for Period Ended 12/31/25

Aggressive Investors 1	1.75%	$–
Ultra-Small Company	1.85%	–
Ultra-Small Company Market	0.75%	63,194
Small-Cap Value	0.94%	6,589
Omni Small-Cap Value*	0.47%	886,533

*

The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser to meet the expense limitation for each fiscal year provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and that the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different. The Omni Small-Cap Value Fund has recoupable expenses of $886,533, $1,953,857, $1,945,822, and $2,244,593, which expire no later than December 31, 2028, June 30, 2028, June 30, 2027, and June 30, 2026, respectively.

The Adviser, pursuant to an Expense Limitation Agreement, has agreed to waive fees and/or pay the Global Opportunities Fund’s expenses, if necessary, ensure that “Other Expenses” (as listed in the Fund’s prospectus fee table and excludes interest, taxes, dividends on short sales, other borrowing costs, interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and ordinary expenses) do not exceed 0.25% until at least November 1, 2026. The Expense Limitation Agreement can be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement as a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total other expense limitation of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Total fees waived pursuant to this Expense Limitation Agreement for the period ended December 31, 2025 was $57,378 which are recoupable no later than December 31, 2028.

Other Related Party Transactions: The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Directors reviews a report on inter-portfolio trades quarterly. Inter-portfolio purchases and sales during the period ended December 31, 2025 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales	Realized Gain (Loss)

Ultra-Small Company	$–	$846,451	$(7,088)
Ultra-Small Company Market	868,164	–	–
Small-Cap Value	–	458,350	(12,150)
Omni Small-Cap Value	1,059,309	622,672	(736,544)

The Adviser entered into an Administrative Services Agreement with Bridgeway, pursuant to which the Adviser provides various administrative services to the Funds, including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds;(iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. For its services to all of the Bridgeway Funds, the Adviser is paid an annual aggregate fee of $130,000, payable in equal monthly installments. For the allocation of this expense to each of the Funds, please see the Statements of Operations.

Board of Directors Compensation Independent Directors are paid an annual retainer of $20,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. In addition, Independent Directors are paid $14,000 per meeting for meeting fees. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

Independent Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of directors’ fees attributable to each Fund is disclosed in the Statements of Operations.

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. As a result, Mr. Montgomery is not compensated by the Funds for his service as a director.

4.  Distribution Agreement:

Foreside Fund Services, LLC acts as distributor of the Funds’ shares, pursuant to a Distribution Agreement dated September 30, 2021. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1.

5.  Purchases and Sales of Investment Securities:

Purchases and sales of investments, other than short-term securities, for each Fund for the period ended December 31, 2025 were as follows:

	Purchases		Sales
Bridgeway Fund	U.S. Government	Other	U.S. Government	Other

Aggressive Investors 1	$–	$78,150,012	$–	$93,008,593
Ultra-Small Company	–	32,504,376	–	37,342,668
Ultra-Small Company Market	–	24,490,911	–	31,530,578
Small-Cap Value	–	140,141,576	–	212,658,639
Omni Small-Cap Value	–	188,431,219	–	280,839,139
Global Opportunities	–	0	–	0

6. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes, including short-term securities as of December 31, 2025, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$67,362,655	$22,127,232	$47,623,499
Gross depreciation (excess of tax cost over value)	(3,845,173)	(9,608,110)	(15,053,736)
Net unrealized appreciation	$63,517,482	$12,519,122	$32,569,763
Cost of investments for income tax purposes	$150,040,493	$85,549,105	$107,760,154

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Gross appreciation (excess of value over tax cost)	$44,116,207	$319,455,265	$–
Gross depreciation (excess of tax cost over value)	(9,609,979)	(59,997,103)	–
Net unrealized appreciation	$34,506,228	$259,458,162	$–
Cost of investments for income tax purposes	$286,172,956	$891,279,534	$25,729,516

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale and swap mark-to-market.

Classifications of Distributions Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by the Funds during the last two fiscal years ended June 30, 2025 and June 30, 2024 respectively, are as follows:

	Aggressive Investors 1		Ultra-Small Company
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Distributions paid from:
Ordinary Income	$630,342	$1,380,082	$2,214,783	$2
Long-Term Capital Gain	5,553,173	10,241	43,384	4,092,357
Total	$6,183,515	$1,390,323	$2,258,167	$4,092,359

	Ultra-Small Company Market		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Distributions paid from:
Ordinary Income	$1,126,896	$1,680,449	$5,805,577	$5,152,793
Long-Term Capital Gain	–	–	28,131,972	9,543,418
Total	$1,126,896	$1,680,449	$33,937,549	$14,696,211

		Omni Small-Cap Value		Global Opportunities
		Year Ended June 30, 2025	Year Ended June 30, 2024	Period Ended June 30, 2025
Distributions paid from:
Ordinary Income		$20,560,516	$18,886,697	$74,679
Long-Term Capital Gain		88,770,274	85,347,124	–

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

	Omni Small-Cap Value		Global Opportunities
	Year Ended June 30, 2025	Year Ended June 30, 2024	Period Ended June 30, 2025
Total	$109,330,790	$104,233,821	$74,679

Components of Accumulated Earnings As of June 30, 2025, the components of accumulated earnings on a tax basis were:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Accumulated Net Investment Income	$–	$–	$1,299,813
Capital Loss Carryovers*	–	–	(16,123,487)
Accumulated Net Realized Gain on Investments	27,946,290	6,949,879	–
Post October Losses Deferred	–	–	–
Other Temporary Differences	–	–	–
Net Unrealized Appreciation of Investments	56,970,106	7,260,838	15,793,034
Total	$84,916,396	$14,210,717	$969,360

	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Accumulated Net Investment Income	$–	$8,105,549	$1,226,581
Capital Loss Carryovers	–	–	–
Accumulated Net Realized Gain on Investments	–	64,358,608	–
Post October Losses Deferred	–	–	–
Other Temporary Differences**	–	–	56,942
Net Unrealized Appreciation (Depreciation) of Investments	1,270,379	156,700,766	(65)
Total	$1,270,379	$229,164,923	$1,283,458

*	As of June 30, 2025, Ultra-Small Company Market Fund had non-expiring short term capital loss carryforward of ($16,123,487).

**	Includes other temporary differences of $56,942 for swap receivables/payables.

For the fiscal year June 30, 2025, the Funds recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Paid-In Capital	$878,215	$271,880	$–
Distributable Earnings	(878,215)	(271,880)	–

	Increase (Decrease)
	Small-Cap Value	Omni Small-Cap Value	Global Opportunities
Paid-In Capital	$524,896	$9,169,556	$7,028
Distributable Earnings	(524,896)	(9,169,556)	(7,028)

The difference between book and tax components of net assets and the resulting reclassifications were primarily a result of the utilization of earnings and profits distributed to shareholders on redemption of shares.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in the individual Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New Accounting Pronouncement In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide enhanced disclosures primarily related to the rate reconciliation and income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. During the six months ended December 31, 2025, the funds did not pay a significant amount of foreign or US federal, state or local income taxes.

7.  Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless cancelled earlier, the Facility shall be held available until December 4, 2026. Advances under the Facility are limited to $15,000,000 in total for all Funds, and advances to each Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Fund is permitted to borrow under the 1940 Act.

The Funds incur a commitment fee of 0.10% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the highest of (a) the federal funds effective rate for such day, (b) the sum of 10 bps plus SOFR for such day or (c) 0.0%. The facility fees are payable quarterly in arrears and are allocated to all participating Funds. Interest expense is charged directly to a Fund based upon actual amounts borrowed by such Fund.

For the period ended December 31, 2025, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Aggressive Investors 1	5.37%	$237,920	25	$887	$2,600,000
Ultra-Small Company	5.41%	117,273	22	388	573,000
Ultra-Small Company Market	5.66%	104,720	25	412	541,000
Small-Cap Value	5.52%	829,308	39	4,956	5,632,000
Omni Small-Cap Value	5.50%	696,647	34	3,620	2,462,000

1Interest expense is included on the Statements of Operations in Miscellaneous expenses.

The Global Opportunities Fund did not borrow any amounts under this line of credit during the period ended December 31, 2025.

8.  Redemption Fees

In Ultra-Small Company Market Fund and Global Opportunities Fund, a 2% redemption fee may be charged on shares held less than six months. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital.

9.  Subsequent Events

At a meeting of the Board of Directors (the “Board”) of Bridgeway Funds, Inc. held on February 12, 2026, the Board unanimously approved an Agreement and Plan of Reorganization (the “Plan”), for each of the Aggressive Investors 1 Fund, the Ultra-Small Company Market Fund and the Small-Cap Value Fund (each a “Target Fund” and, collectively, the “Target Funds”), each a series of Bridgeway Funds, pursuant to which each Target Fund will reorganize into a newly created series of EA Series Trust as shown below (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”) (when completed, the “Reorganization”). The Reorganization would consist of: (i) the transfer of all the property, goodwill and assets of each Target Fund

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

that are shown as an asset on the books and records of each Target Fund in exchange solely for (A) shares of its corresponding Acquiring Fund and cash and (B) the assumption by each Acquiring Fund of all the liabilities of its corresponding Target Fund, and (ii) the distribution by each Target Fund of (A) Acquiring Fund’s shares and cash in lieu of fractional shares pro rata to its corresponding Target Fund’s shareholders through accounts that are permitted to hold Acquiring Fund Shares, and (B) with respect to shareholders who hold their Target Fund shares through accounts that are not permitted to hold Acquiring Fund shares, cash in exchange for their Target Fund shares, in complete liquidation of each Target Fund.

Target Funds	Acquiring Funds*

Aggressive Investors 1 Fund	Bridgeway Aggressive Investors ETF

Ultra-Small Company Market Fund	Bridgeway Ultra-Small Company Market ETF

Small-Cap Value Fund	Bridgeway Select Small-Cap Value ETF

*Name is subject to change

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

Semi-Annual Report | December 31, 2025 (Unaudited)	85

OTHER INFORMATION

December 31, 2025 (Unaudited)

1.  Proxy Voting

Information regarding how the Funds voted proxies relating to portfolio securities for the year ended June 30, 2025 is available without charge at the Funds’ website www.bridgewayfunds.com or by contacting Bridgeway Funds at funds@bridgeway. com. Such information is also available on the SEC’s website at http://www.sec.gov.

2.  Fund Holdings

The complete schedules of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Financial Statements and Other Information prepared as of each of these periods. The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after the end of the period. All of these reports are available on the Funds’ website www.bridgeway-funds.com. Copies are also available without charge, upon request, by contacting Bridgeway Funds at funds@bridgeway.com and on the SEC’s website at http://www.sec.gov.

3.  Approval of Investment Management Agreement

Not applicable.

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BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534435

Pittsburgh, PA 15253-4435

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can review and copy information about our Funds (including the SAIs) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at ww.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@ sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer
(principal executive officer)

Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer
(principal executive officer)

Date: March 6, 2026

By (Signature and Title)*	/s/ Deborah L. Hanna
Deborah L. Hanna, Treasurer and Principal Financial Officer
(principal financial officer)

Date: March 6, 2026

* Print the name and title of each signing officer under his or her signature.